                                                     Registration Nos. 333-34199
                                                                       811-04867

     As filed With the Securities and Exchange Commission on April 25, 2003


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

         Pre-effective Amendment No.        [  ]

         Post-Effective Amendment No.       [10]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                [X]

         Amendment No.                      [ 2]


                VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 One Alico Plaza
                                 600 King Street
                           Wilmington, Delaware 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [ ]  immediately upon filing pursuant to paragraph (b)

         [X]  on May 1, 2003 pursuant to paragraph (b)

         [ ]  60 days after filing pursuant to paragraph (a)(1)

         [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXECUTIVE ADVANTAGE(SM)

GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by AIG LIFE INSURANCE COMPANY ("AIG Life") through its Variable Account II

                            THIS PROSPECTUS IS DATED
                                   MAY 1, 2003

AIG Life Insurance Company ("AIG Life") is offering life insurance coverage under the Executive Advantage(SM) group flexible premium variable universal life policy (the "Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the BENEFICIARY. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

For information on how to contact AIG Life, please see page 5.

The Index of Special Words and Phrases on page 51 will define many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in BOLD the first time they appear in this Prospectus.

This prospectus generally describes only the variable portions of the Policy. Please read this prospectus carefully and keep it for future reference.

The GUARANTEED ACCOUNT is part of our general account. You can use AIG Life's Variable Account II ("VARIABLE ACCOUNT") to invest in the Executive Advantage variable investment options. Currently, the Executive Advantage variable investment options each purchase shares of a corresponding Fund of:

..    AllianceBernstein Variable Product Series Fund, Inc. ("AllianceBernstein")

..    American Century Variable Portfolios, Inc. ("American Century VP")

..    Credit Suisse Trust ("Credit Suisse")

..    Fidelity Variable Insurance Products Fund ("Fidelity VIP")

..    Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton")

..    Goldman Sachs Variable Insurance Trust ("Goldman Sachs")

..    The Universal Institutional Funds, Inc. ("UIF")

..    Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

..    PIMCO Variable Insurance Trust ("PIMCO")

Separate prospectuses contain more information about the Mutual Funds ("Funds" or "Mutual Funds") in which we invest the amounts that you allocate to any of the above-listed investment options (other than our Guaranteed Account option). Your investment results in any such option will depend on those of the related Fund. You should be sure you also read the prospectus of the Fund for any such investment option you may be interested in. You can request free copies of any or all of the Fund prospectuses from your AIG Life representative or from us at either our Home Office or Administrative Center listed on page 5.

BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY. YOU MAY WISH TO CONSULT WITH YOUR INSURANCE REPRESENTATIVE OR FINANCIAL ADVISOR.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                                TABLE OF CONTENTS


POLICY BENEFITS/RISKS SUMMARY .............................................    6
POLICY BENEFITS ...........................................................    6
      Death Benefit .......................................................    6
             Death Benefit Proceeds .......................................    6
             Death Benefit Options ........................................    6
      Full Surrenders, Partial Surrenders, Transfers, and Policy Loans ....    6
             Full Surrenders ..............................................    6
             Partial Surrenders ...........................................    7
             Transfers ....................................................    7
             Loans ........................................................    7
      Premiums ............................................................    7
             Flexibility of Premiums ......................................    7
             Free Look ....................................................    7
      The Policy ..........................................................    7
             Ownership Rights .............................................    7
             Variable Account .............................................    8
             Guaranteed Account ...........................................    8
             Account Value ................................................    8
             Payment Options ..............................................    8
             Tax Benefits .................................................    8
      Supplemental Benefits and Riders ....................................    8
POLICY RISKS ..............................................................    8
      Investment Risk .....................................................    8
      Risk of Lapse .......................................................    9
      Tax Risks ...........................................................    9
      Partial Surrender and Full Surrender Risks ..........................    9
      Policy Loan Risks ...................................................   10
PORTFOLIO RISKS ...........................................................   10
TABLES OF CHARGES .........................................................   11
GENERAL INFORMATION .......................................................   15
      AIG Life ............................................................   15
      The Variable Account ................................................   15
      Additional Information ..............................................   15
      Communication with AIG Life .........................................   15
             Administrative Center ........................................   15
      Applying for a Policy ...............................................   16
             Our age requirement for the Insured ..........................   16
             The minimum Face Amount ......................................   16
             We require a minimum initial premium .........................   16
             When your coverage will be effective .........................   16
             General ......................................................   16
      Variable Investment Options .........................................   17
      Guaranteed Investment Option ........................................   19
      Guaranteed Account Value ............................................   19
      Voting Privileges ...................................................   20
      Illustrations .......................................................   20


POLICY FEATURES ...........................................................   21
      Death Benefits ......................................................   21
             Your Face Amount of insurance ................................   21
             Your death benefit ...........................................   21
             Life Insurance Proceeds ......................................   21
             Payment of Life Insurance Proceeds ...........................   22
             Amount of Life Insurance Proceeds ............................   22
      Tax Qualification Options ...........................................   22
      Changes in Death Benefit Options ....................................   22
             How to request a change ......................................   23
             Tax consequences of changes in insurance coverage ............   23
      Premium Payments ....................................................   23
             Restrictions on Premium ......................................   23
             Minimum Initial Premium ......................................   23
             Planned Periodic Premium .....................................   24
             Additional Premium ...........................................   24
             Effect of Premium Payments ...................................   24
             Grace Period .................................................   24
             Premium Allocations ..........................................   25
             Allocation Rules .............................................   25
             Crediting Premium ............................................   25
             Future premium payments ......................................   25
      Determining the Account Value .......................................   26
      Account Value in the Subaccounts ....................................   26
             Accumulation Unit Values .....................................   27
             Net Investment Factor ........................................   27
             Guaranteed Account Value .....................................   27
             Net Account Value ............................................   27
             Cash Surrender Value .........................................   28
             Net Cash Surrender Value .....................................   28
      Transfers ...........................................................   28
             Minimum amount of transfer ...................................   28
             Form of transfer request .....................................   28
             Transfers from the Guaranteed Account ........................   28
             Date We Process Your Transfer Request ........................   28
             Number of Permitted Transfers/Transfer Charge ................   28
      Dollar Cost Averaging ...............................................   29
             Processing your automatic dollar cost averaging transfers ....   29
      Market Timing .......................................................   29
      Changing the Face Amount of Insurance ...............................   30
             Changes in Face Amount .......................................   30
             Increases in Face Amount .....................................   30
             Decreases in Face Amount .....................................   30
             Consequences of a Change in Face Amount ......................   30
      Effective Date of Policy and Related Transactions ...................   30
             Valuation dates, times, and periods ..........................   30
             Date of receipt ..............................................   31
             Commencement of insurance coverage ...........................   31


             Issue Date; Policy months and years ...............................   31
             Monthly deduction days ............................................   31
             Commencement of investment performance ............................   31
             Effective date of other premium payments and requests that you make   31
      Reports to Policy Owners .................................................   32
POLICY TRANSACTIONS ............................................................   33
      Withdrawing  Policy Investments ..........................................   33
             Full surrender ....................................................   33
             Partial surrender .................................................   33
             Loans .............................................................   33
             Maximum Loan Amount ...............................................   33
             Interest ..........................................................   33
             Loan Account ......................................................   34
             Effect of a Loan ..................................................   34
             Outstanding Loan ..................................................   34
             Loan Repayment ....................................................   34
      Maturity of your Policy ..................................................   34
      Tax considerations .......................................................   35
POLICY PAYMENTS ................................................................   35
      Payment Options ..........................................................   35
             Change of payment option ..........................................   35
             Tax impact ........................................................   35
      The Beneficiary ..........................................................   35
      Assignment of a Policy ...................................................   35
      Payment of Proceeds ......................................................   36
             General ...........................................................   36
             Delay of Guaranteed Account option proceeds .......................   36
             Delay for check clearance .........................................   36
             Delay of Variable Account proceeds ................................   36
             Delay to challenge coverage .......................................   36
             Delay required under applicable law ...............................   37
ADDITIONAL RIGHTS THAT WE HAVE .................................................   37
CHARGES UNDER THE POLICY .......................................................   38
      Deductions From Premium ..................................................   38
             Monthly Deduction From Account Value ..............................   38
             Administrative Charge .............................................   38
             Cost of Insurance Charge ..........................................   39
      Net Amount at Risk .......................................................   39
             Rate Classes for Insureds .........................................   39
      Legal Considerations Relating to Sex-Distinct Premiums and Benefits ......   40
      Deduction From Variable Account Assets ...................................   41
             Mortality and Expense Risk Charge .................................   41
      Deductions Upon Policy Transactions ......................................   41
             Transfer Charge ...................................................   41
             Surrender Charge ..................................................   41
             Surrender Charge Calculation ......................................   41
             Surrender Charge Based On An Increase Or Decrease In Face Amount ..   42
             Partial Surrender Charge ..........................................   42


             Partial Surrender Charge Due to Decrease in Face Amount ......   43
             Partial Surrender Administrative Charge ......................   43
             Discount Purchase Programs ...................................   43
OTHER POLICY PROVISIONS ...................................................   43
      Right to Exchange ...................................................   43
      More About Policy Charges ...........................................   43
             Purpose of our charges .......................................   43
      Account Value .......................................................   44
             Your Account Value ...........................................   44
             Your investment options ......................................   44
             The Guaranteed Account .......................................   45
POLICY LAPSE AND REINSTATEMENT ............................................   45
      Reinstatement .......................................................   45
FEDERAL INCOME TAX CONSIDERATIONS .........................................   46
      Tax Status of the Policy ............................................   46
      AIG Life ............................................................   46
      Diversification and Investor Control ................................   46
      Tax Treatment of the Policy .........................................   47
      Tax Treatment of Policy Benefits In General .........................   48
      Pre-Death Distribution ..............................................   48
      Policies Not Classified as Modified Endowment Contracts .............   48
      Modified Endowment Contracts ........................................   48
      Interest on Loans ...................................................   49
      Policy Exchanges and Modifications ..................................   49
      Withholding .........................................................   49
      Contracts Issued in Connection With Tax Qualified Pension Plans .....   50
      Possible Charge for AIG Life's Taxes ................................   50
LEGAL PROCEEDINGS .........................................................   50
FINANCIAL STATEMENTS ......................................................   50
INDEX OF SPECIAL WORDS AND PHRASES ........................................   51

CONTACT INFORMATION: HERE IS HOW YOU CAN CONTACT US ABOUT THE AIG LIFE EXECUTIVE ADVANTAGE POLICIES:

        ADMINISTRATIVE CENTER:            HOME OFFICE:
        ------------------------------------------------------------
        One Alico Plaza                   One Alico Plaza
        600 King Street, CLMK             600 King Street
        Wilmington, Delaware 19899-0667   Wilmington, Delaware 19801
        1-302-594-2352                    1-302-594-2352

                          POLICY BENEFITS/RISKS SUMMARY

     This summary describes the Policy's important benefits and risks. The sections in this Prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                 POLICY BENEFITS

     You may allocate your ACCOUNT VALUE among the 31 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

DEATH BENEFIT

     . DEATH BENEFIT PROCEEDS: We pay the death benefit proceeds (reduced by any outstanding Policy loans and any accrued loan interest) to the beneficiary when the INSURED person dies. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "FACE AMOUNT" of insurance.

     .    DEATH BENEFIT OPTIONS: You may select from two death benefit options:
          .    Level Death Benefit Option or
          .    Increasing Death Benefit Option

          For the Level Death Benefit Option, the Death Benefit will be the greater of:
          .    Face Amount; or
          .    Account Value on the date of death multiplied by the appropriate minimum death benefit factor.
          You should consider this death benefit option if you want to minimize your cost of insurance.

          For Increasing Death Benefit Option, the Death Benefit will be the greater of:
          .    Face Amount plus the Account Value; or
          .    Account Value on the date of death multiplied by the appropriate minimum death benefit factor.
          You should consider this death benefit option if you want your Death Benefit to increase with your Account Value.

FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS

     . FULL SURRENDERS: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans and any accrued loan interest, and less any surrender charge that then applies. We call this amount your NET CASH SURRENDER VALUE. A surrender charge may apply (See page 41). You cannot reinstate a surrendered Policy. A full surrender may have tax consequences.

     . PARTIAL SURRENDERS: We will not allow a partial surrender during the first Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we assess a processing charge for each withdrawal of the lesser of $25 or 2% of the amount surrendered. A partial surrender may have tax consequences.

     . TRANSFERS: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

     . LOANS: You may take a loan from your Policy at any time after the first Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have tax consequences.

PREMIUMS

     . FLEXIBILITY OF PREMIUMS: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay planned periodic premiums annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may reject a premium payment.

     . FREE LOOK: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund of the premiums paid. The free look period generally expires the later of
          .    10 days after you receive the Policy, or
          .    45 days after you sign Part I of the application.

THE POLICY

     . OWNERSHIP RIGHTS: While the Insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

     . VARIABLE ACCOUNT: You may direct the money in your Policy to any of the variable investment options of the Variable Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this Prospectus.

     . GUARANTEED ACCOUNT: You may place amounts in the Guaranteed Account where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

     . ACCOUNT VALUE: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders, and loans). WE DO NOT GUARANTEE A MINIMUM ACCOUNT VALUE.

     . PAYMENT OPTIONS: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Variable Account. More detailed information concerning these payment options is available on request from our ADMINISTRATIVE OFFICE.

     . TAX BENEFITS: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the beneficiary until there is a distribution. This means that under a qualifying life insurance Policy, cash value buildups on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract, the proceeds from Policy loans would not be taxed.

SUPPLEMENTAL BENEFITS AND RIDERS

     We offer no supplemental benefits or riders with this Policy.

                                  POLICY RISKS

INVESTMENT RISK

     If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned.

     If you allocate NET PREMIUMS to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

RISK OF LAPSE

     If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day GRACE PERIOD. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Net Cash Surrender Value.

     If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun. If the Insured dies during the Grace Period, we will still pay the LIFE INSURANCE PROCEEDS to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

TAX RISKS

     We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, the accumulation value under a Policy will not be subject to Federal income tax until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.

     Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

     See "Federal Income Tax Considerations" on page 46. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

PARTIAL SURRENDER AND FULL SURRENDER RISKS

     The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT. A partial surrender or surrender may have tax consequences.

POLICY LOAN RISKS

     A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess current interest rate credited to the Guaranteed Account.

     We reduce the amount we pay on the Insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduces the Net Cash Surrender Value to zero.

     If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

                                 PORTFOLIO RISKS

     A comprehensive discussion of the risks of each Fund may be found in each Fund's Prospectus. Please refer to the Funds' Prospectuses for more information.

     There is no assurance that any of the Funds will achieve its stated investment objective.

                                TABLES OF CHARGES

     The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy.

     The first table describes the fees and expenses that are payable, at the time that you buy a Policy, surrender a Policy, change a Policy's Face Amount, or transfer Account Value between investment options.


                                                  TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED   MAXIMUM GUARANTEED CHARGE           CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX CHARGE         Upon receipt of each      3.5%/1/ of each premium payment     0%/1/ of each premium payment
                           premium payment
---------------------------------------------------------------------------------------------------------------------------
DAC TAX CHARGE             Upon receipt of each      1%                                  0%
                           premium payment
---------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE     Upon receipt of each      9% of target                        9% of target
                           premium payment
---------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE

Minimum Charge-for a 18    Upon a full surrender     $13 per $1,000 of Face Amount/2/    $0 per $1,000 of Face Amount/2/
year old female,           of your Policy during
nonsmoker with a Face      the first 14 Policy
Amount of  $100,000 for    years and during the
the first Policy year      first 14 Policy years
                           following an increase
                           in the Policy's Face
                           Amount

Maximum Charge-for a 55                              $48 per $1,000 of Face Amount/2/    $0 per $1,000 of Face Amount/2/
year old male, smoker
with a Face Amount
of  $100,000 for the
first Policy year

Example Charge-for a 45                              $26 per $1,000 of Face Amount/2/    $0 per $1,000 of Face Amount/2/
year old male,
non-smoker with a Face
Amount of $100,000 for
the first Policy year
---------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER          Upon a partial            The lesser of $25 or 2% of the      $0
PROCESSING FEE             surrender of your Policy  partial surrender fee
---------------------------------------------------------------------------------------------------------------------------

----------

     /1/ Premium tax vary by state and locality. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.75%, is in the state of Wyoming.

     /2/ For more information on the surrender charge, see "Surrender Charge Calculation" on page 41.


                                                   TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED   MAXIMUM GUARANTEED CHARGE           CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------------------
TRANSFER FEE               Upon a transfer of        First twelve transfers in a         First twelve transfers in a
                           Account Value             Policy year are free, $25 for       Policy year are free, $25 for
                                                     each subsequent transfer            each subsequent transfer
---------------------------------------------------------------------------------------------------------------------------
POLICY LOAN INTEREST       Annually (on your         8.0% of the Outstanding Loan        8.0% of the Outstanding Loan
CHARGE                     Policy anniversary)       balance                             balance
---------------------------------------------------------------------------------------------------------------------------
POLICY OWNER ADDITIONAL    Upon each request for a   $25                                 $0
ILLUSTRATION CHARGE        Policy illustration
                           after the first in a
                           Policy year
---------------------------------------------------------------------------------------------------------------------------
FLAT MONTHLY CHARGE        Monthly, at the           $10                                 $7
                           beginning of each
                           Policy Month
---------------------------------------------------------------------------------------------------------------------------
FIRST YEAR                 Monthly, at the           $25                                 $0
ADMINISTRATIVE CHARGE      beginning of each
                           Policy month during the
                           first policy year
---------------------------------------------------------------------------------------------------------------------------
FACE AMOUNT INCREASE       Monthly, at the           $25                                 $0
CHARGE                     beginning of each
                           Policy month for the 12
                           months immediately
                           following the effective
                           date of the increase
---------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.


                                                     PERIODIC CHARGES
                                                  (OTHER THAN FUND FEES)
---------------------------------------------------------------------------------------------------------------------------
CHARGE                            WHEN CHARGE IS DEDUCTED       MAXIMUM GUARANTEED CHARGE       CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/1/       Monthly, at the beginning
                                  of each Policy month

  Minimum Charge -for a 18 year                                $0.08 per $1,000 of net amount   $0.0171 per $1,000 of net
  old female, nonsmoker,                                       at risk/2/                       amount at risk
  medically underwritten, with
  a Face Amount of $100,000 for
  the first Policy year

  Maximum Charge -for a 70 year                                $4.74911 per $1,000 of net       $2.3204 per $1,000 of net
  old male, smoker, guaranteed                                 amount at risk                   amount at risk
  issue with a Face Amount of
  $100,000 for the first Policy
  year

  Example Charge - for a 45                                    $0.28758 per $1,000 of net       $0.0514 per $1,000 of net
  year old male, nonsmoker,                                    amount at risk                   amount at risk
  medically underwritten with a
  Face Amount of $100,000 for
  the first Policy year
---------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK        Daily
CHARGE

  Policy years 1-4/3/                                           annual effective rate of 1.0%   annual effective rate of
                                                                                                0.65%

---------------------------------------------------------------------------------------------------------------------------

----------

     /1/ The Cost of Insurance Charge will vary based on the Insured person's sex, age and rate class, Policy year, and Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy, and more detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Office. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured person's age and rate class, the death benefit option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AI Life for information about your Cost of Insurance Charge.

     /2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.

     /3/ After the 5th Policy year, the Mortality and Expense Charge will be as follows:


          Policy years 5-20....  annual effective rate of 1.00%  (guaranteed)  and 0.20%    (current)
          Policy years 21+.....  annual effective rate of 1.00%  (guaranteed)  and 0.15%    (current)

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the Funds may be higher or lower than those shown.

                          ANNUAL FUND FEES AND EXPENSES
                (EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)

CHARGE                                             MAXIMUM          MINIMUM
----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                2.77%            0.33%
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
ASSETS INCLUDE MANAGEMENT FEES,
DISTRIBUTION (12B-1) FEES, AND OTHER
EXPENSES)
----------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Policy Prospectus.

                               GENERAL INFORMATION

AIG LIFE

     AIG Life Insurance Company ("AIG Life") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG is a marketing name of AIG Life and its affiliates. The commitments under the Policies are AIG Life's, and AIG has no legal obligation to back those commitments.

THE VARIABLE ACCOUNT

     We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "Variable Account" within the meaning of these laws.

     We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

     The assets in the Variable Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their Account Value to the Variable Account. Our other creditors could reach only those Variable Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Variable Account.

ADDITIONAL INFORMATION

     We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this Prospectus describes how you can obtain a copy of the SAI.

COMMUNICATION WITH AIG LIFE

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     ADMINISTRATIVE CENTER. The Administrative Center provides service to all Policy owners. For applicants, your AIG Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See AIG Life's addresses under "Contact Information" on page 5.

APPLYING FOR A POLICY

     To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the death benefit option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

     OUR AGE REQUIREMENT FOR THE INSURED. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

     THE MINIMUM FACE AMOUNT. The Face Amount must be at least $50,000, for each Insured.

     WE REQUIRE A MINIMUM INITIAL PREMIUM. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

     We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

     WHEN YOUR COVERAGE WILL BE EFFECTIVE. Your Policy will become effective after:

     .    We accept your application;

     .    We receive an initial premium payment in an amount we determine; and

     .    We have completed our review of your application to our satisfaction.

     GENERAL. You should mail or express checks for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

          You must make the following requests in writing:

               .    transfer of Account Value;

               .    loan;

               .    full surrender;

               .    partial surrender;

               .    change of beneficiary or contingent beneficiary;

               .    change of allocation percentages for premium payments;

               .    change of allocation percentages for Policy deductions;

               .    loan repayments or loan interest payments;

               . change of death benefit option or manner of death benefit payment;

               .    change in Face Amount;

               . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and

               .    tax withholding elections.

     You should mail or express these requests to the Administrative Center address shown under "Contact Information" on page 5 of this prospectus. You should also communicate notice of the Insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AIG Life representative. Each communication must include your name, Policy number and, if you are not the Insured person, that person's name. We cannot process any requested action that does not include all required information.

VARIABLE INVESTMENT OPTIONS

     We divided the Variable Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund describes its type (for example, money market fund, growth fund, equity fund, etc.) except for the Funds with a footnote 1 next to their names. For these Funds, whose name does not describe its type, we provide the information immediately following the table. Fund sub-advisers are shown in parenthesis.


          VARIABLE INVESTMENT OPTIONS                          INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio (Class A)                 Alliance Capital Management, L.P.

AllianceBernstein Growth and Income Portfolio (Class A)      Alliance Capital Management, L.P.

AllianceBernstein Americas Government Income Portfolio       Alliance Capital Management, L.P.
(Class A)

AllianceBernstein Premier Growth Portfolio (Class A)         Alliance Capital Management, L.P.

AllianceBernstein Quasar Portfolio (Class A)/1/              Alliance Capital Management, L.P.

American Century VP Income and Growth Portfolio              American Century Investment Management, Inc.

American Century VP International Portfolio                  American Century Investment Management, Inc.

Credit Suisse Emerging Growth Portfolio                      Credit Suisse Asset Management, LLC

Credit Suisse Emerging Markets Portfolio                     Credit Suisse Asset Management, LLC

Credit Suisse Global Post-Venture Capital Portfolio          Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio                  Credit Suisse Asset Management, LLC

Credit Suisse Small Cap Growth Portfolio                     Credit Suisse Asset Management, LLC

Credit Suisse Large Cap Value Portfolio                      Credit Suisse Asset Management, LLC

Fidelity VIP Balanced Portfolio - (Initial Class)            Fidelity Management & Research Company (FMR Co., Inc.,)
                                                             (Fidelity Management & Research (U.K.) Inc.,)
                                                             (Fidelity Management & Research (Far East) Inc.,) and
                                                             (Fidelity Investments Japan Limited)

Fidelity VIP Contrafund(R) Portfolio - (Initial Class)/1/    Fidelity Management & Research Company (FMR Co., Inc.,)
                                                             (Fidelity Management & Research (U.K.) Inc.,)
                                                             (Fidelity Management & Research (Far East) Inc.,) and
                                                             (Fidelity Investments Japan Limited)

Fidelity VIP Index 500 Portfolio - (Initial Class)           Fidelity Management & Research Company (FMR Co., Inc.)

Templeton Developing Markets Securities Fund-Class 2         Templeton Asset Management Ltd.

Templeton Growth Securities Fund - Class 2                   Templeton Global Advisors Limited

Templeton Foreign Securities Fund - Class 2                  Templeton Investment Counsel, LLC

Goldman Sachs CORE(SM)  U.S. Equity Fund                     Goldman Sachs Asset Management, L.P.

Goldman Sachs International Equity Fund                      Goldman Sachs Asset Management International

UIF Emerging Markets Equity Portfolio - Class I              Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF Core Plus Fixed Income Portfolio - Class I               Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF High Yield Portfolio - Class I                           Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF Mid Cap Growth Portfolio - Class I                       Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF U.S. Mid Cap Core Portfolio - Class I                    Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF Money Market Portfolio - Class I                         Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF Technology Portfolio - Class I                           Morgan Stanley Investment Management Inc. d/b/a Van Kampen

Neuberger Berman AMT Partners Portfolio/1/                   Neuberger Berman Management Inc. (Neuberger Berman, LLC)

PIMCO Long-Term U.S. Government Bond Portfolio               Pacific Investment Management Company, LLC

PIMCO Total Return Bond Portfolio                            Pacific Investment Management Company, LLC

     /1/ The Fund type for AllianceBernstein Quasar Portfolio (Class A) is growth equity. The Fund type for Fidelity VIP Contrafund Portfolio (Initial Class) is capital appreciation. The Fund type for Neuberger Berman AMT Partners Portfolio is large cap value.

     YOU CAN LEARN MORE ABOUT THE FUNDS, THEIR INVESTMENT POLICIES, RISKS, EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS BY READING THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. You should carefully read the Funds' Prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

     We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 38.

     We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

GUARANTEED INVESTMENT OPTION

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

GUARANTEED ACCOUNT VALUE

     On any VALUATION DATE, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AIG Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

ILLUSTRATIONS

     We may provide illustrations for death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return that are not guaranteed. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

     Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed Insured person's age and rate class and (2) your selections of death benefit option, Face Amount, planned periodic premiums and proposed investment options.

     After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year.

                                 POLICY FEATURES

DEATH BENEFITS

     YOUR FACE AMOUNT OF INSURANCE. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     YOUR DEATH BENEFIT. You may select from two death benefit options.

          .    Level Death Benefit Option or

          .    Increasing Death Benefit option

          For the Level Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want to minimize your cost of insurance.

          For the Increasing Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount plus the Account Value; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want your Death Benefit to increase with your Account Value.

     LIFE INSURANCE PROCEEDS. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Office:

          . satisfactory proof of the Insured's death; and

          . the Policy.

     PAYMENT OF LIFE INSURANCE PROCEEDS. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

     We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

     AMOUNT OF LIFE INSURANCE PROCEEDS. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

     . the amount of the Death Benefit determined according to the death benefit option selected; minus

     .    the Outstanding Loan, if any, and accrued loan interest; minus

     .    any overdue monthly deductions if the Insured dies during a Grace
          Period.

TAX QUALIFICATION OPTIONS

     Section 7702 of the CODE provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

     Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the ATTAINED AGE, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

     The two tax qualification options are:

     . Guideline Premium/Cash Value Corridor Test.

     . Cash Value Accumulation Test.

     Once you have selected the tax qualification option for your Policy, it may not be changed.

CHANGES IN DEATH BENEFIT OPTIONS

     If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

     HOW TO REQUEST A CHANGE. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

     If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

     If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

     Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

     The change will take effect on the next MONTHLY ANNIVERSARY that coincides with or next follows the date we approve your request.

     TAX CONSEQUENCES OF CHANGES IN INSURANCE COVERAGE. Please read "Federal Income Tax Considerations" starting on page 46 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

PREMIUM PAYMENTS

     The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

     RESTRICTIONS ON PREMIUM. We may not accept any premium payment:

     .    If it is less than $50.

     . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code.

     . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

     MINIMUM INITIAL PREMIUM. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

     PLANNED PERIODIC PREMIUM. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

     You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

     At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Office.

     ADDITIONAL PREMIUM. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

     Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

     EFFECT OF PREMIUM PAYMENTS. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

     Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

     . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

     . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

     GRACE PERIOD. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

     We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

     The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

     If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

     If your Policy lapses with an Outstanding Loan you may have taxable income.

     PREMIUM ALLOCATIONS. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

     For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all premium received with or after your notice.

     ALLOCATION RULES. Your allocation instructions must meet the following requirements:

          .    Each allocation percentage must be a whole number;

          .    Any allocation to a subaccount must be at least 5%; and

          .    the sum of your allocations must equal 100%.

     CREDITING PREMIUM. Your initial Net Premium will be credited to your Account Value as of the POLICY DATE. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

     FUTURE PREMIUM PAYMENTS. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

     .    The returns earned by the subaccounts you select.

     .    Interest credited on amounts allocated to the Guaranteed Account.

     We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

DETERMINING THE ACCOUNT VALUE

     On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the ISSUE DATE are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

     On each Valuation Date thereafter, your Account Value is equal to:

     .    Your Account Value held in the subaccounts; and

     .    Your Account Value held in the Guaranteed Account.

     Your Account Value will reflect:

     .    the premiums you pay; and,

     .    the returns earned by the subaccounts you select; and,

     .    the interest credited on amounts allocated to the Guaranteed Account;
          and,

     .    any loans or partial surrender; and,

     .    the Policy expenses we deduct.

ACCOUNT VALUE IN THE SUBACCOUNTS

     We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

     The number of subaccount accumulation units we credit to your Policy will:

     . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

     . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

     ACCUMULATION UNIT VALUES. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior VALUATION PERIOD multiplied by the Net Investment Factor for the current Valuation Period.

     NET INVESTMENT FACTOR. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

     GUARANTEED ACCOUNT VALUE. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

     NET ACCOUNT VALUE. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

     CASH SURRENDER VALUE. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

     NET CASH SURRENDER VALUE. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

     .    the Cash Surrender Value, less

     . the Outstanding Loan on that date.

TRANSFERS

     You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

     . MINIMUM AMOUNT OF TRANSFER -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

     . FORM OF TRANSFER REQUEST -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

     . TRANSFERS FROM THE GUARANTEED ACCOUNT -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

     DATE WE PROCESS YOUR TRANSFER REQUEST. We must receive your transfer request at our Administrative Office. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions -- When Proceeds Are Paid."

     NUMBER OF PERMITTED TRANSFERS/TRANSFER CHARGE. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we reserve the right to assess a $25 transfer charge. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

DOLLAR COST AVERAGING

     Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

     If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment.

     There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at any time.

     PROCESSING YOUR AUTOMATIC DOLLAR COST AVERAGING TRANSFERS. We will begin to process your automatic transfers:

     . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

     . On the second Monthly Anniversary following receipt of your request at our Administrative Office if you elect the program after you apply for the Policy.

     We will stop processing automatic transfers if:

     .    The funds in the Money Market subaccount have been depleted;

     . We receive your written request at our Administrative Office to cancel future transfers;

     .    We receive notification of death of the Insured; or

     .    Your Policy goes into the Grace Period.

     Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

MARKET TIMING

     The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges indefinitely with notice to prevent market timing efforts that could disadvantage other Policy owners.

CHANGING THE FACE AMOUNT OF INSURANCE

     CHANGES IN FACE AMOUNT. At any time after the first Policy anniversary while the Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

     INCREASES IN FACE AMOUNT. Any request for an increase:

     .    Must be for at least $10,000;

     . May not be requested in the same Policy year as another request for an increase; and

     .    May not be requested after the Insured is Attained Age 65.

     A written application must be submitted to our Administrative Office along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

     DECREASES IN FACE AMOUNT. Any request for a decrease:

     .    Must be at least $5,000;

     . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

     . During the first five Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

     CONSEQUENCES OF A CHANGE IN FACE AMOUNT. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     VALUATION DATES, TIMES, AND PERIODS. We compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute Policy values as of 4:00 p.m., Eastern time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     DATE OF RECEIPT. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     COMMENCEMENT OF INSURANCE COVERAGE. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the Insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the Insured person's health or risk of death. You can obtain a copy from our Administrative Center by writing to the address shown on page 5 of this prospectus or from your AIG Life representative.

     ISSUE DATE; POLICY MONTHS AND YEARS. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "ISSUE DATE." Policy months and years are measured from the Issue Date. To preserve a younger age at issue for the Insured person, we may assign a Issue Date to a Policy that is up to 6 months earlier than otherwise would apply.

     MONTHLY DEDUCTION DAYS. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the Issue Date and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     COMMENCEMENT OF INVESTMENT PERFORMANCE. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the Issue Date, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

     EFFECTIVE DATE OF OTHER PREMIUM PAYMENTS AND REQUESTS THAT YOU MAKE. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     . If you exercise the right to return your Policy described on page 7 of this prospectus, your coverage will end when you deliver it to your AIG Life representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

REPORTS TO POLICY OWNERS

     You will receive a confirmation within seven days of the transaction of:

     .    the receipt of any premium;

     .    any change of allocation of premiums;

     .    any transfer between subaccounts;

     .    any loan, interest repayment, or loan repayment;

     .    any partial surrender;

     . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     .    any exercise of your right to cancel;

     .    an exchange of the Policy;

     .    full surrender of the Policy.

     Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                               POLICY TRANSACTIONS

     The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transactions. See "Policy Features," on page 21. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 38.

WITHDRAWING POLICY INVESTMENTS

     FULL SURRENDER. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that a Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year unless you pay significantly more than the minimum initial premium.

     PARTIAL SURRENDER. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. A partial surrender may have tax consequences.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

     There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

     LOANS. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

     You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

     MAXIMUM LOAN AMOUNT. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

     INTEREST. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is

2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

     LOAN ACCOUNT. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

     When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

     EFFECT OF A LOAN. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

     In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

     If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

     If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

     OUTSTANDING LOAN. The Outstanding Loan on a Valuation Date equals:

     . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     .    accrued interest not yet due.

     LOAN REPAYMENT. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

MATURITY OF YOUR POLICY

     If the Insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end.

TAX CONSIDERATIONS

     Please refer to "Federal Income Tax Considerations" on page 46 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

                                 POLICY PAYMENTS

PAYMENT OPTIONS

     The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request. None of these options vary with the investment performance of the Variable Account because they are all forms of guaranteed benefit payments.

     CHANGE OF PAYMENT OPTION. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     TAX IMPACT. If a payment option is chosen, the Policy owner or the beneficiary may have tax consequences. The Policy owner or the beneficiary should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

THE BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the Insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the Insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNMENT OF A POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

PAYMENT OF PROCEEDS

     GENERAL. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the Insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     DELAY OF GUARANTEED ACCOUNT OPTION PROCEEDS. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

     DELAY FOR CHECK CLEARANCE. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     DELAY OF VARIABLE ACCOUNT PROCEEDS. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to Variable Account, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists (as determined by AIG Life, the SEC or other appropriate regulatory authority) as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

     .    the SEC by order permits the delay for your protection.

     Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of

Variable Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the Insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured person's lifetime.

     DELAY REQUIRED UNDER APPLICABLE LAW. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                         ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

     . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

     . operate Variable Account under the direction of a committee or discharge such a committee at any time;

     . operate Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

     We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval, SEC and regulatory approvals.

                            CHARGES UNDER THE POLICY

     Periodically, we will deduct expenses related to your Policy. We will deduct these:

     .    from premium, Account Value and from subaccount assets; and

     .    upon certain transactions.

     The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

DEDUCTIONS FROM PREMIUM

     We may deduct a sales charge from each premium to cover costs associated with the issuance of the Policy as well as administrative services we perform. This charge will never exceed 9% of the premium.

     The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

     We may deduct a charge for taxes as an explicit percentage of premium based upon state and local tax rates within the Insured's state of residence. We may also deduct a charge for federal deferred acquisition cost ("DAC") taxes as an explicit percentage of premium at a rate not to exceed 1% of premium.

     In place of the lump sum deductions described above for sales charges and taxes, we may offer optional methods of payment at the time you apply for a Policy.

     MONTHLY DEDUCTION FROM ACCOUNT VALUE. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

     We will deduct charges on each Monthly Anniversary for:

     .    The administration of your Policy.

     .    The cost of insurance for your Policy.

     .    The cost associated with mortality and expense risks.

     ADMINISTRATIVE CHARGE. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications and establishing Policy records. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This additional charge will not exceed $25 a month per Insured.

     COST OF INSURANCE CHARGE. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

NET AMOUNT AT RISK

     The Net Amount at Risk is calculated as (a) minus (b) where:

          a. is the current Death Benefit at the beginning of the Policy month divided by 1.0032737; and

          b.   is the current total Account Value.

     However, if the Death Benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the Death Benefit minus the amount in the Account Value of the Policy at that time.

     RATE CLASSES FOR INSUREDS. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

     .    nonsmoker;

     .    smoker;

     .    substandard for those involving a higher mortality risk

     .    Unismoke/Unisex

     At our discretion we may offer this Policy on a guaranteed issue basis.

     We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

     If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

     In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

     The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

     Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

     Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

     We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

DEDUCTION FROM VARIABLE ACCOUNT ASSETS

     MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk fee from your Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an annual rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an annual rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

     The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies. AIG Life receives this charge to pay for these mortality and expense risks.

DEDUCTIONS UPON POLICY TRANSACTIONS

     TRANSFER CHARGE. We may impose a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction. AIG Life receives this charge to help pay for the expense of making the requested transfer.

     SURRENDER CHARGE. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid. AIG Life receives this charge to help recover sales expenses.

     SURRENDER CHARGE CALCULATION. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

     1.   is equal to the Face Amount divided by $1,000;

     2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

     3. is a factor based on the Policy year when the surrender occurs as described in the following table:

                            POLICY YEAR            FACTOR
                            ------------           ------
                                  1                 100%

                                  2                 100%

                                  3                 100%

                                  4                 100%

                                  5                 100%

                                  6                  90%

                                  7                  80%

                                  8                  70%

                                  9                  60%

                                 10                  50%

                                 11                  40%

                                 12                  30%

                                 13                  20%

                                 14                  10%

                                 15+                  0%

     A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

     SURRENDER CHARGE BASED ON AN INCREASE OR DECREASE IN FACE AMOUNT. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

     PARTIAL SURRENDER CHARGE. We may deduct a partial surrender charge:

     .    upon a partial surrender; and

     .    if you decrease your Policy's Face Amount.

     We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

     PARTIAL SURRENDER CHARGE DUE TO DECREASE IN FACE AMOUNT. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

     PARTIAL SURRENDER ADMINISTRATIVE CHARGE. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less in order to help pay for the expense of making a partial surrender. The current charge is $0.

     DISCOUNT PURCHASE PROGRAMS. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                             OTHER POLICY PROVISIONS

RIGHT TO EXCHANGE

     You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

     .    within 24 months after the Issue Date while the Policy is in force; or

     .    within 24 months of any increase in Face Amount of the Policy; or

     . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

     When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The owner and Beneficiary are the same as were recorded immediately before the exchange.

MORE ABOUT POLICY CHARGES

     PURPOSE OF OUR CHARGES. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that Insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the Insured person dies.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

ACCOUNT VALUE

     YOUR ACCOUNT VALUE. From each premium payment you make, we deduct the charges that we describe on page 38 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on page 18 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

     YOUR INVESTMENT OPTIONS. We invest the Account Value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your Account Value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your Account Value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 38 under "Charges Under the Policy."

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AIG Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown under "Contact Information" on page 5 of this prospectus).

     THE GUARANTEED ACCOUNT. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by Variable Accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

     We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

     The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                         POLICY LAPSE AND REINSTATEMENT

REINSTATEMENT

     If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

     . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     .    Provide evidence of insurability satisfactory to us;

     . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

     . Repay or reinstate any loan which existed on the date the Policy ended.

     The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

     We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a Policy and the transactions you make under the Policy will impact your federal tax liability.

TAX STATUS OF THE POLICY

     A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AIG LIFE

     We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

DIVERSIFICATION AND INVESTOR CONTROL

     The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

     To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the Policy will also meet the diversification requirements if, as of the close of each quarter:

     . the regulated investment companies (i.e., funds or portfolios) in which the segregated asset account invests satisfy the diversification requirements of Code Section 851(b)(4)(B) relating to regulated investment companies; and

     . not more than 55 percent of the value of the assets of the portfolio are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

The diversification requirements may also be met for the segregated asset account if:

     . no more than 55% of the value of the total assets of the portfolio is represented by any one investment; and,

     . no more than 70% of the value of the total assets of the portfolio is represented by any two investments; and,

     . no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and,

     . no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

     All securities of the same issuer are generally treated as a single investment.

     We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

     A variable life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

TAX TREATMENT OF THE POLICY

     Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

     With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

     With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702.

Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

     If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under
Section 7702.

TAX TREATMENT OF POLICY BENEFITS IN GENERAL

     This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should generally be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

PRE-DEATH DISTRIBUTION

     The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

     . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made. An increase in the face amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will take steps reasonably necessary to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

     . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

     . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

     . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

INTEREST ON LOANS

     Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

POLICY EXCHANGES AND MODIFICATIONS

     Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each owner or Beneficiary.

WITHHOLDING

     We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

     You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

CONTRACTS ISSUED IN CONNECTION WITH TAX QUALIFIED PENSION PLANS

     Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

POSSIBLE CHARGE FOR AIG LIFE'S TAXES

     At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                                LEGAL PROCEEDINGS

     AIG Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life's results of operations and financial position.

     The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offers general securities. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

                              FINANCIAL STATEMENTS

     The Financial Statements of AIG Life and the Variable Account can be found in the SAI. Please see the back cover of this Prospectus for information on how to obtain a copy of the SAI.

                       INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

ACCOUNT VALUE. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

ADMINISTRATIVE OFFICE. One Alico Plaza, 600 King Street, CLMK, Wilmington, Delaware 19899-0667.

ATTAINED AGE. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

BENEFICIARY. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

CASH SURRENDER VALUE. Account Value less any applicable surrender charge that would be deducted upon surrender.

CODE. The Internal Revenue Code of 1986, as amended.

FACE AMOUNT. The amount of insurance specified by the owner and the base for calculating the Death Benefit.

GRACE PERIOD. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

GUARANTEED ACCOUNT. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

INSURED. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

ISSUE DATE. The date the Policy is actually issued. It may be later than the Policy Date.

LIFE INSURANCE PROCEEDS. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

LOAN ACCOUNT. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

MONTHLY ANNIVERSARY. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

NET CASH SURRENDER VALUE. The Net Cash Surrender Value less any Outstanding
Loan.

NET PREMIUM. Any premium paid less any expense charges deducted from the premium payment.

OUTSTANDING LOAN. The total amount of Policy loans, including both principal and accrued interest.

OWNER. The person who purchased the Policy as shown in the application, unless later changed.

POLICY DATE. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

VALUATION DATE. Each day the New York Stock Exchange is open for trading.

VALUATION PERIOD. A period commencing with the close of trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT. Variable Account II, a separate investment account of ours.

                                   APPENDIX A

                        MAXIMUM INITIAL SURRENDER CHARGE
                   PER $1,000 OF INITIAL SPECIFIED FACE AMOUNT


          ISSUE AGE                       SEX                     SMOKER STATUS              SURRENDER CHARGE
          ---------                       ---                     -------------              ----------------
             25                           Male                      Nonsmoker                    $ 16.00

             35                           Male                      Nonsmoker                      20.00

             45                           Male                      Nonsmoker                      26.00

             55                           Male                      Nonsmoker                      38.00

             65                           Male                      Nonsmoker                      46.00

             75                           Male                      Nonsmoker                      44.00

             25                           Male                        Smoker                       18.00

             35                           Male                        Smoker                       23.00

             45                           Male                        Smoker                       32.00

             55                           Male                        Smoker                       48.00

             65                           Male                        Smoker                       47.00

             75                           Male                        Smoker                       46.00

             25                          Female                     Nonsmoker                      14.00

             35                          Female                     Nonsmoker                      18.00

             45                          Female                     Nonsmoker                      23.00

             55                          Female                     Nonsmoker                      33.00

             65                          Female                     Nonsmoker                      45.00

             75                          Female                     Nonsmoker                      44.00

             25                          Female                       Smoker                       16.00

             35                          Female                       Smoker                       20.00

             45                          Female                       Smoker                       26.00

             55                          Female                       Smoker                       37.00

             65                          Female                       Smoker                       46.00

             75                          Female                       Smoker                       44.00

             25                          Unisex                      Unismoke                      16.00

             35                          Unisex                      Unismoke                      20.00

             45                          Unisex                      Unismoke                      27.00

             55                          Unisex                      Unismoke                      40.00

             65                          Unisex                      Unismoke                      46.00

             75                          Unisex                      Unismoke                      45.00

                   THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

[LOGO]  AIG AMERICAN                                           Privacy Notice
              GENERAL

  AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

  "Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

  "Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

  . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

     - Given to us on applications or other forms;

     - About transactions with us, our affiliates, or third parties;

     - From others, such as credit reporting agencies, employers, and federal and state agencies.

  . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

  . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

  . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

  . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

  . We do not share Nonpublic Personal Information about you except as allowed by law.

  . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

     (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

     (ii) other organizations with which we have joint marketing agreements.

  . The types of companies and persons to whom we may disclose Nonpublic Personal Information include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

  . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

  . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

  .  You will be notified if our privacy policy changes.

  .  Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

New Mexico and Vermont Residents Only:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may New write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, North Central Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York, USLIFE Credit Life Insurance Company of Arizona


                                              (C) 2003 American International
                                                  Group, Inc. All rights
                                                  reserved.

[LOGO OF AIG]

For additional information about the Executive Advantage Policies and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2003. We have filed the SAI with the SEC and have incorporated it by reference into this Prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, which is located at One Alico Plaza, 600 King Street, Wilmington, Delaware 19801 or call us at 1-302-594-2352. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including, personalized illustrations of death benefits, Net Cash Surrender Values, and cash values is available, without charge, upon request to the same address or phone number printed above.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549_0102.

Product issued by:
AIG Life Insurance Company
Member of American International Group, Inc.
One Alico Plaza, 600 King Street, Wilmington, Delaware 19801

Executive Advantage Group Flexible Premium Variable Life Insurance Policy Form Number 11GVULU997 (unisex)
                    11GVULD997 (sex distinct)

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
Member of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products are solely the responsibility of the issuing insurance company. The issuing insurance company is responsible for its own financial condition and contractual obligations.

(C)2003 American International Group, Inc. All rights reserved.

                                                           ICA File No. 811-4687

                           AIG LIFE INSURANCE COMPANY

                               VARIABLE ACCOUNT II

                               EXECUTIVE ADVANTAGE

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY

                      AFFLUENT AND CORPORATE MARKETS GROUP

                    P.O. BOX 667, WILMINGTON, DELAWARE 19899

                                 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2003

This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for AIG Life Insurance Company Variable Account II (the "Separate Account") dated May 1, 2003, concerning the Executive Advantage group flexible premium variable life insurance Policies (the "Policy" or "Policies"). You can obtain a copy of the Prospectus for the Policies, and any Prospectus supplements, by contacting AIG Life Insurance Company ("AIG Life") at the address or telephone numbers given above. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Index of Special Words and Phrases."

                                TABLE OF CONTENTS

GENERAL INFORMATION ........................................................   3
 AIG Life ..................................................................   3
 Separate Account ..........................................................   3
SERVICES ...................................................................   3
DISTRIBUTION OF POLICIES ...................................................   3
 Other Policies Issued by the Company ......................................   4
ADDITIONAL INFORMATION ABOUT THE POLICIES ..................................   4
  Gender neutral policies ..................................................   4
  Cost of insurance rates ..................................................   4
  Certain arrangements .....................................................   4
 Guaranteed Investment Option ..............................................   4
 Adjustments to Death Benefit ..............................................   5
  Suicide ..................................................................   5
  Wrong age or gender ......................................................   5
  Death during grace period ................................................   5
ACTUARIAL EXPERT ...........................................................   5
MATERIAL CONFLICTS .........................................................   6
FINANCIAL STATEMENTS .......................................................   6

                               GENERAL INFORMATION

AIG LIFE

     AIG Life Insurance Company is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

SEPARATE ACCOUNT

     The assets in the Separate Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Separate Account.

                                    SERVICES

     AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, auditing, accounting and legal services. During 2002, 2001, and 2000, $3,487,314, $4,052,698 and $3,128,780, respectively, was paid by
AIG Life to AIG for these services.

                            DISTRIBUTION OF POLICIES

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Policies. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

     The Policies are offered on a continuous basis.

     Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

     OTHER POLICIES ISSUED BY THE COMPANY. The Company may offer other policies similar to those offered herein.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Executive Advantage Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Monthly insurance charge" on page 8.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the options or Policy owners.

GUARANTEED INVESTMENT OPTION

     Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

     Actuarial matters have been examined by A. Hasan Qureshi who is an actuary of AIG Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment Policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

     Under the 1940 Act, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable options not credited to Policies in the same proportion as votes cast by owners.

                              FINANCIAL STATEMENTS

     The consolidated balance sheets of AIG Life at December 31, 2002 and 2001 and the related statements of income, capital funds, comprehensive income and cash flows for each of the periods in the three years ended December 31, 2002, appearing herein, have been audited by PricewaterhouseCoopers LLP ("PWC"), independent accountants, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein. PWC is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002.

     The statement of net assets of the Variable Account as of December 31, 2002 and the related statement of operations for the year ended December 31, 2002 and the statements of changes in net assets for each of the periods in the two years ended December 31, 2002, appearing herein, have been audited by PWC, independent accountants, as set forth in their report appearing elsewhere herein.

FINANCIAL STATEMENTS OF THIS                                   PAGE TO SEE
VARIABLE ACCOUNT II                                            IN THIS SAI

Report of Independent Accountants                                VA II-1
Summary of Financial Statements                                  VA II-3
Statements of Net Assets for the year ended December 31, 2002    VA II-4
Statements of Operations for the year ended December 31, 2002    VA II-4
Statements of Changes in Net Assets for the years ended
 December 31, 2002 and 2001                                      VA II-23
Notes to Financial Statements                                    VA II-42



FINANCIAL STATEMENTS OF                                        PAGE TO SEE
AIG LIFE INSURANCE COMPANY                                     IN THIS SAI

Report of Independent Accountants                                  F-2
Balance Sheets                                                     F-3
Statements of Income                                               F-5
Statements of Capital Funds                                        F-6
Statements of Cash Flows                                           F-7
Statements of Comprehensive Income                                 F-8
Notes to Financial Statements                                      F-9

[PricewaterhouseCoopers LLP Letterhead]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000


                        Report of Independent Accountants


To the Board of Directors of AIG Life Insurance Company and Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of AIG Life Insurance Company Variable Account II at December 31, 2002, the results of each of their operations and changes in net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------------------


April 8, 2003


                                    VA II-1

                      (This page intentionally left blank)














                                    VA II-2

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                          All Sub-accounts
                                                          ----------------

STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market (cost $72,329,114)     $ 52,235,783
   Due from AIG Life Insurance Company                            10,341
                                                            ------------

      NET ASSETS                                            $ 52,246,124
                                                            ============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                              $    700,257

EXPENSES:
   Mortality and expense risk fees                               446,654
                                                            ------------
      NET INVESTMENT INCOME                                      253,603
                                                            ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                           (3,353,893)
   Capital gain distributions from mutual funds                  111,950
   Net unrealized depreciation of investments                 (9,223,708)
                                                            ------------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        (12,465,651)
                                                            ------------

      DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $(12,212,048)
                                                            ============

STATEMENT OF CHANGES IN NET ASSETS                                              For the Years Ended December 31,
                                                                                --------------------------------
                                                                                      2002           2001
                                                                                  ------------   ------------
OPERATIONS:
   Net investment income                                                          $    253,603   $  3,758,760
   Net realized loss on investments                                                 (3,353,893)    (1,850,667)
   Capital gain distributions from mutual funds                                        111,950             --
   Net unrealized depreciation of investments                                       (9,223,708)    (7,688,800)
                                                                                  ------------   ------------
      Increase (decrease) in net assets resulting from operations                  (12,212,048)    (5,780,707)
                                                                                  ------------   ------------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option       19,256,211     28,533,478
   Administrative charges                                                               (2,028)        (1,476)
   Cost of insurance                                                                (9,076,759)    (7,371,016)
   Policy loans                                                                     (1,376,185)    (5,982,427)
   Death benefit                                                                       (36,633)      (117,909)
   Contract withdrawals                                                             (3,042,382)    (2,932,876)
                                                                                  ------------   ------------
      Increase (decrease) in net assets resulting from principal transactions        5,722,224     12,127,774
                                                                                  ------------   ------------
   TOTAL (DECREASE) INCREASE IN NET ASSETS                                        $ (6,489,824)  $  6,347,067

NET ASSETS:
   Beginning of period                                                              58,735,948     52,388,881
                                                                                  ------------   ------------
   End of period                                                                  $ 52,246,124   $ 58,735,948
                                                                                  ============   ============

See accompanying notes.

                                     VA II-3

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                   -----------------------------------------------------------------
                                                                        AIM                     AllianceBernstein
                                                                      Capital         AIM          Real Estate     AllianceBernstein
                                                                   Appreciation  International      Investment       Utility Income
                                                                       Fund       Growth Fund       Portfolio          Portfolio
                                                                   ------------  -------------  -----------------  -----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $ 453,591      $ 580,021        $ 241,237          $ 127,896
   Due from (to) AIG Life Insurance Company                                --            205              155                661
                                                                    ---------      ---------        ---------          ---------

      NET ASSETS                                                    $ 453,591      $ 580,226        $ 241,392          $ 128,557
                                                                    =========      =========        =========          =========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $      --      $   3,797        $   5,106          $   2,439

EXPENSES:
   Mortality and expense risk fees                                      4,391          5,793            1,532                995
                                                                    ---------      ---------        ---------          ---------
      NET INVESTMENT INCOME (LOSS)                                     (4,391)        (1,996)           3,574              1,444
                                                                    ---------      ---------        ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (56,049)      (168,567)             952             (4,474)
   Capital gain distributions from mutual funds                            --             --               --                 --
   Net unrealized appreciation (depreciation) of investments          (94,899)        48,713           (2,932)           (29,396)
                                                                    ---------      ---------        ---------          ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (150,948)      (119,854)          (1,980)           (33,870)
                                                                    ---------      ---------        ---------          ---------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $(155,339)     $(121,850)       $   1,594          $ (32,426)
                                                                    =========      =========        =========          =========

See accompanying notes.

                                     VA II-4

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                          Sub-accounts
                                                                   ----------------------------------------------------------
                                                                     Alliance                    Alliance
                                                                   Conservative    Alliance   Global Dollar
                                                                     Investors   Global Bond    Government       Alliance
                                                                     Portfolio    Portfolio     Portfolio    Growth Portfolio
                                                                   ------------  -----------  -------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                    $--        $35,606         $258         $2,210,808
   Due from (to) AIG Life Insurance Company                              --            802          (11)               678
                                                                        ---        -------         ----         ----------

      NET ASSETS                                                        $--        $36,408         $247         $2,211,486
                                                                        ===        =======         ====         ==========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                          $--        $   247         $ 18         $   16,863

EXPENSES:
   Mortality and expense risk fees                                       --            178            3             23,134
                                                                        ---        -------         ----         ----------
      NET INVESTMENT INCOME (LOSS)                                       --             69           15             (6,271)
                                                                        ---        -------         ----         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               --            206                        (270,407)
   Capital gain distributions from mutual funds                          --             --           --             86,664
   Net unrealized appreciation (depreciation) of investments             --          3,441           18           (604,739)
                                                                        ---        -------         ----         ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             --          3,647           18           (788,482)
                                                                        ---        -------         ----         ----------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $--        $ 3,716         $ 33         $ (794,753)
                                                                        ===        =======         ====         ==========

See accompanying notes.

                                     VA II-5

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                    ----------------------------------------------------------
                                                                                       Alliance
                                                                        Alliance        Growth       Alliance       Alliance
                                                                    Growth & Income   Investors   International   Money Market
                                                                       Portfolio      Portfolio     Portfolio       Portfolio
                                                                    ---------------   ---------   -------------   ------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $2,541,574        $--           $--          $422,404
   Due from (to) AIG Life Insurance Company                                (2,433)        --            --              (413)
                                                                       ----------        ---           ---          --------

      NET ASSETS                                                       $2,539,141        $--           $--          $421,991
                                                                       ==========        ===           ===          ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $    1,037        $--           $--          $  6,158

EXPENSES:
   Mortality and expense risk fees                                         25,494         --            --             4,997
                                                                       ----------        ---           ---          --------
      NET INVESTMENT INCOME (LOSS)                                        (24,457)        --            --             1,161
                                                                       ----------        ---           ---          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               (104,199)        --            --                --
   Capital gain distributions from mutual funds                             4,555         --            --                --
   Net unrealized appreciation (depreciation) of investments             (717,902)        --            --                --
                                                                       ----------        ---           ---          --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (817,546)        --            --                --
                                                                       ----------        ---           ---          --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (842,003)       $--           $--          $  1,161
                                                                       ==========        ===           ===          ========

See accompanying notes.

                                     VA II-6

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                         Sub-accounts
                                                                    ------------------------------------------------------
                                                                       Alliance       Alliance    Alliance      Alliance
                                                                    Premier Growth     Quasar    Technology   Total Return
                                                                       Portfolio     Portfolio    Portfolio     Portfolio
                                                                    --------------   ---------   ----------   ------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $ 787,714      $ 295,381   $1,223,324     $285,600
   Due from (to) AIG Life Insurance Company                               1,734             22          921       (1,061)
                                                                      ---------      ---------   ----------     --------

      NET ASSETS                                                      $ 789,448      $ 295,403   $1,224,245     $284,539
                                                                      =========      =========   ==========     ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $      --      $      --   $       --     $  7,901

EXPENSES:
   Mortality and expense risk fees                                        7,016          3,208       13,873        2,653
                                                                      ---------      ---------   ----------     --------
      NET INVESTMENT INCOME (LOSS)                                       (7,016)        (3,208)     (13,873)       5,248
                                                                      ---------      ---------   ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (108,729)        (6,914)    (268,726)      (2,198)
   Capital gain distributions from mutual funds                              --             --           --        1,375
   Net unrealized appreciation (depreciation) of investments           (206,071)      (130,042)    (571,170)     (40,964)
                                                                      ---------      ---------   ----------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (314,800)      (136,956)    (839,896)     (41,787)
                                                                      ---------      ---------   ----------     --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(321,816)     $(140,164)  $ (853,769)    $(36,539)
                                                                      =========      =========   ==========     ========

See accompanying notes.

                                     VA II-7

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                               Sub-accounts
                                                                    ----------------------------------------------------------------
                                                                        Alliance         American
                                                                          U.S.          Century VP      American
                                                                     Government/High      Capital      Century VP   American Century
                                                                    Grade Securities   Appreciation     Income &    VP International
                                                                        Portfolio          Fund       Growth Fund         Fund
                                                                    ----------------   ------------   -----------   ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                      $894           $ 51,168      $108,842         $39,680
   Due from (to) AIG Life Insurance Company                                (64)              (153)          164           2,484
                                                                          ----           --------      --------         -------

      NET ASSETS                                                          $830           $ 51,015      $109,006         $42,164
                                                                          ====           ========      ========         =======

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                            $ 26           $     --      $  1,049         $    93

EXPENSES:
   Mortality and expense risk fees                                           9                231           987          (2,343)
                                                                          ----           --------      --------         -------
      NET INVESTMENT INCOME (LOSS)                                          17               (231)           62           2,436
                                                                          ----           --------      --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                  --                (79)         (765)         (6,899)
   Capital gain distributions from mutual funds                             --                 --            --              --
   Net unrealized appreciation (depreciation) of investments                39            (10,802)      (22,208)           (148)
                                                                          ----           --------      --------         -------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                39            (10,881)      (22,973)         (7,047)
                                                                          ----           --------      --------         -------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ 56           $(11,112)     $(22,911)        $(4,611)
                                                                          ====           ========      ========         =======

See accompanying notes.

                                     VA II-8

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                         Sub-accounts
                                                                   -------------------------------------------------------
                                                                      Anchor        Anchor                        Anchor
                                                                      Capital    Government &                     Natural
                                                                   Appreciation  Quality Bond       Anchor       Resources
                                                                     Portfolio    Portfolio    Growth Portfolio  Portfolio
                                                                   ------------  ------------  ----------------  ---------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $2,033,025     $870,050       $1,093,821     $277,837
   Due from (to) AIG Life Insurance Company                                 --         (544)              --          286
                                                                    ----------     --------       ----------     --------

      NET ASSETS                                                    $2,033,025     $869,506       $1,093,821     $278,123
                                                                    ==========     ========       ==========     ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $       --     $ 23,835       $    5,105     $  4,502

EXPENSES:
   Mortality and expense risk fees                                      15,822        5,126            9,323        1,865
                                                                    ----------     --------       ----------     --------
      NET INVESTMENT INCOME (LOSS)                                     (15,822)      18,709           (4,218)       2,637
                                                                    ----------     --------       ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (161,903)       2,996         (142,086)         836
   Capital gain distributions from mutual funds                             --           --               --       11,400
   Net unrealized appreciation (depreciation) of investments          (384,977)      32,450         (201,877)      (3,603)
                                                                    ----------     --------       ----------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (546,880)      35,446         (343,963)       8,633
                                                                    ----------     --------       ----------     --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (562,702)    $ 54,155       $ (348,181)    $ 11,270
                                                                    ==========     ========       ==========     ========

See accompanying notes.

                                     VA II-9

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                          Sub-accounts
                                                                   -------------------------------------------------------
                                                                       Dreyfus        Dreyfus      Fidelity      Fidelity
                                                                    Small Company   Stock Index  Asset Manager  Contrafund
                                                                   Stock Portfolio   Portfolio     Portfolio     Portfolio
                                                                   ---------------  -----------  -------------  ----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $ 710,756     $ 4,913,592   $1,409,998    $1,243,990
   Due from (to) AIG Life Insurance Company                                 448             (32)          --         2,134
                                                                      ---------     -----------   ----------    ----------

      NET ASSETS                                                      $ 711,204     $ 4,913,560   $1,409,998    $1,246,124
                                                                      =========     ===========   ==========    ==========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $   1,851     $    72,690   $   47,981    $    9,143

EXPENSES:
   Mortality and expense risk fees                                        6,680          44,856       11,636         8,493
                                                                      ---------     -----------   ----------    ----------
      NET INVESTMENT INCOME (LOSS)                                       (4,829)         27,834       36,345           650
                                                                      ---------     -----------   ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                              (27,536)       (292,635)     (68,141)      (63,297)
   Capital gain distributions from mutual funds                              --              --           --            --
   Net unrealized appreciation (depreciation) of investments           (155,913)     (1,128,605)     (90,085)      (68,584)
                                                                      ---------     -----------   ----------    ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (183,449)     (1,421,240)    (158,226)     (131,881)
                                                                      ---------     -----------   ----------    ----------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(188,278)    $(1,393,406)  $ (121,881)   $ (131,231)
                                                                      =========     ===========   ==========    ==========

See accompanying notes.

                                    VA II-10

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                     Sub-accounts
                                                                   -----------------------------------------------------
                                                                     Fidelity    Fidelity    Fidelity       Fidelity
                                                                      Growth    High Income  Index 500  Investment Grade
                                                                    Portfolio    Portfolio   Portfolio   Bond Portfolio
                                                                   -----------  -----------  ---------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                               $ 3,244,048   $376,992     $36,516       $998,510
   Due from (to) AIG Life Insurance Company                                 --        548        (216)           414
                                                                   -----------   --------     -------       --------

      NET ASSETS                                                   $ 3,244,048   $377,540     $36,300       $998,924
                                                                   ===========   ========     =======       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                     $     9,757   $ 36,132     $   118       $ 25,988

EXPENSES:
   Mortality and expense risk fees                                      34,673      2,974         250          7,193
                                                                   -----------   --------     -------       --------
      NET INVESTMENT INCOME (LOSS)                                     (24,916)    33,158        (132)        18,795
                                                                   -----------   --------     -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (338,315)   (23,488)     (5,968)        12,306
   Capital gain distributions from mutual funds                             --         --          --             --
   Net unrealized appreciation (depreciation) of investments        (1,087,802)    (3,085)       (402)        48,626
                                                                   -----------   --------     -------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS        (1,426,117)   (26,573)     (6,370)        60,932
                                                                   -----------   --------     -------       --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(1,451,033)  $  6,585     $(6,502)      $ 79,727
                                                                   ===========   ========     =======       ========

See accompanying notes.

                                    VA II-11

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                          Sub-accounts
                                                                   ---------------------------------------------------------
                                                                                                Franklin
                                                                                               Templeton
                                                                     Fidelity     Fidelity    Global Asset
                                                                   Money Market   Overseas  Allocation Fund-     JPMorgan
                                                                     Portfolio   Portfolio       class 1      Bond Portfolio
                                                                   ------------  ---------  ----------------  --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $3,188,424    $348,141      $110,127         $126,654
   Due from (to) AIG Life Insurance Company                                 (1)        112          (128)             280
                                                                    ----------    --------      --------         --------

      NET ASSETS                                                    $3,188,423    $348,253      $109,999         $126,934
                                                                    ==========    ========      ========         ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $   66,082    $  3,266      $  1,318         $    745

EXPENSES:
   Mortality and expense risk fees                                      31,295       3,648           637              796
                                                                    ----------    --------      --------         --------
      NET INVESTMENT INCOME (LOSS)                                      34,787        (382)          681              (51)
                                                                    ----------    --------      --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                 (11)    (43,971)          132             (899)
   Capital gain distributions from mutual funds                             --          --            --               --
   Net unrealized appreciation (depreciation) of investments                --     (53,527)       (5,279)           9,173
                                                                    ----------    --------      --------         --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (11)    (97,498)       (5,147)           8,274
                                                                    ----------    --------      --------         --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   34,776    $(97,880)     $ (4,466)        $  8,223
                                                                    ==========    ========      ========         ========

See accompanying notes.

                                    VA II-12

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                             Sub-accounts
                                                                   -----------------------------------------------------------
                                                                       JPMorgan      UIF Core Plus                   UIF Money
                                                                   U.S. Disciplined   Fixed Income    UIF Mid Cap      Market
                                                                   Equity Portfolio    Portfolio    Value Portfolio  Portfolio
                                                                   ----------------  -------------  ---------------  ---------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $ 39,908         $74,018        $103,951       $73,193
   Due from (to) AIG Life Insurance Company                                 696          (1,774)            (56)          (51)
                                                                       --------         -------        --------       -------

      NET ASSETS                                                       $ 40,604         $72,244        $103,895       $73,142
                                                                       ========         =======        ========       =======

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $     17         $ 2,837        $     --       $   221

EXPENSES:
   Mortality and expense risk fees                                          329           1,853              91           195
                                                                       --------         -------        --------       -------
      NET INVESTMENT INCOME (LOSS)                                         (312)            984             (91)           26
                                                                       --------         -------        --------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                 (706)           (185)        (21,966)           --
   Capital gain distributions from mutual funds                              --             277              --            --
   Net unrealized appreciation (depreciation) of investments            (10,175)            684          (2,203)           --
                                                                       --------         -------        --------       -------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (10,881)            776         (24,169)           --
                                                                       --------         -------        --------       -------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(11,193)        $ 1,760        $(24,260)      $    26
                                                                       ========         =======        ========       =======

See accompanying notes.

                                    VA II-13

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                   ----------------------------------------------------------------
                                                                       Neuberger      Neuberger                       Oppenheimer
                                                                      Berman AMT     Berman AMT     Oppenheimer       Main Street
                                                                   Limited Maturity   Partners   Global Securities  Growth & Income
                                                                    Bond Portfolio    Portfolio       Fund/VA           Fund/VA
                                                                   ----------------  ----------  -----------------  ---------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                   $45,136        $328,904       $204,911          $383,505
   Due from (to) AIG Life Insurance Company                                834             440            321                --
                                                                       -------        --------       --------          --------

      NET ASSETS                                                       $45,970        $329,344       $205,232          $383,505
                                                                       =======        ========       ========          ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                         $ 1,710        $    393       $    693          $  2,586

EXPENSES:
   Mortality and expense risk fees                                         278           1,668          1,269             2,681
                                                                       -------        --------       --------          --------
      NET INVESTMENT INCOME (LOSS)                                       1,432          (1,275)          (576)              (95)
                                                                       -------        --------       --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                (218)         (2,096)        (1,697)           (6,474)
   Capital gain distributions from mutual funds                             --              --             --                --
   Net unrealized appreciation (depreciation) of investments               513         (43,100)       (42,672)          (74,227)
                                                                       -------        --------       --------          --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               295         (45,196)       (44,369)          (80,701)
                                                                       -------        --------       --------          --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ 1,727        $(46,471)      $(44,945)         $(80,796)
                                                                       =======        ========       ========          ========

See accompanying notes.

                                    VA II-14

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                   ----------------------------------------------------------------
                                                                                                                         SunAmerica
                                                                      SunAmerica        SunAmerica       SunAmerica      Blue Chip
                                                                      Aggressive     Alliance Growth  Asset Allocation     Growth
                                                                   Growth PortFolio      Portfolio        Portfolio      Portfolio
                                                                   ----------------  ---------------  ----------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $1,175,280       $ 2,449,370        $243,535       $ 49,921
   Due from (to) AIG Life Insurance Company                                   --               111              30             52
                                                                      ----------       -----------        --------       --------

      NET ASSETS                                                      $1,175,280       $ 2,449,481        $243,565       $ 49,973
                                                                      ==========       ===========        ========       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $    4,005       $     7,936        $  8,467       $     --

EXPENSES:
   Mortality and expense risk fees                                         9,387            22,152           1,535            315
                                                                      ----------       -----------        --------       --------
      NET INVESTMENT INCOME (LOSS)                                        (5,382)          (14,216)          6,932           (315)
                                                                      ----------       -----------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                              (140,627)         (331,256)         (5,254)        (5,012)
   Capital gain distributions from mutual funds                               --                --              --             --
   Net unrealized appreciation (depreciation) of investments            (691,940)         (808,988)        (18,208)       (12,295)
                                                                      ----------       -----------        --------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (832,567)       (1,140,244)        (23,462)       (17,307)
                                                                      ----------       -----------        --------       --------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ (837,949)      $(1,154,460)       $(16,530)      $(17,622)
                                                                      ==========       ===========        ========       ========

See accompanying notes.

                                    VA II-15

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                     Sub-accounts
                                                                   --------------------------------------------------
                                                                   SunAmerica  SunAmerica    SunAmerica    SunAmerica
                                                                      Cash      Corporate      Davis       "Dogs" of
                                                                   Management     Bond     Venture Value  Wall Street
                                                                    Portfolio   Portfolio    Portfolio     Portfolio
                                                                   ----------  ----------  -------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                               $4,679,325   $287,420     $1,847,103     $170,943
   Due from (to) AIG Life Insurance Company                             2,735       (595)            --          (15)
                                                                   ----------   --------     ----------     --------
      NET ASSETS                                                   $4,682,060   $286,825     $1,847,103     $170,928
                                                                   ==========   ========     ==========     ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                     $  158,221   $ 17,578     $   12,337     $  3,075

EXPENSES:
   Mortality and expense risk fees                                     34,673      1,956         14,322        1,157
                                                                   ----------   --------     ----------     --------
      NET INVESTMENT INCOME (LOSS)                                    123,548     15,622         (1,985)       1,918
                                                                   ----------   --------     ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (65,127)      (886)       (77,520)         321
   Capital gain distributions from mutual funds                            --         --             --           --
   Net unrealized appreciation (depreciation) of investments         (103,282)     1,581       (300,584)      90,327
                                                                   ----------   --------     ----------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (168,409)       695       (378,104)      90,648
                                                                   ----------   --------     ----------     --------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  (44,861)  $ 16,317     $ (380,089)    $ 92,566
                                                                   ==========   ========     ==========     ========

See accompanying notes.

                                    VA II-16

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                      Sub-accounts
                                                                   ----------------------------------------------
                                                                   SunAmerica  SunAmerica  SunAmerica  SunAmerica
                                                                    Emerging    Federated    Global      Global
                                                                     Markets      Value       Bond       Equities
                                                                    Portfolio   Portfolio   Portfolio   Portfolio
                                                                   ----------  ----------  ----------  ----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $ 473,759   $314,866    $554,886   $ 388,852
   Due from (to) AIG Life Insurance Company                                --        (13)        (43)       (212)
                                                                    ---------   --------    --------   ---------

      NET ASSETS                                                    $ 473,759   $314,853    $554,843   $ 388,640
                                                                    =========   ========    ========   =========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $   1,391   $  3,654    $  9,639   $      --

EXPENSES:
   Mortality and expense risk fees                                      3,931      2,577       2,984       3,132
                                                                    ---------   --------    --------   ---------
      NET INVESTMENT INCOME (LOSS)                                     (2,540)     1,077       6,655      (3,132)
                                                                    ---------   --------    --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (3,791)   (11,777)     (5,923)    (27,560)
   Capital gain distributions from mutual funds                            --         --       2,623          --
   Net unrealized appreciation (depreciation) of investments          (50,697)   (67,169)     20,332    (107,067)
                                                                    ---------   --------    --------   ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (54,488)   (78,946)     17,032    (134,627)
                                                                    ---------   --------    --------   ---------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (57,028)  $(77,869)   $ 23,687   $(137,759)
                                                                    =========   ========    ========   =========

See accompanying notes.

                                    VA II-17

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                   -----------------------------------------------------------
                                                                     SunAmerica                   SunAmerica
                                                                   Goldman Sachs    SunAmerica      Growth       SunAmerica
                                                                      Research    Growth-Income  Opportunties  High-Yield Bond
                                                                     Portfolio      Portfolio     Portfolio       Portfolio
                                                                   -------------  -------------  ------------  ---------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                  $15,755       $1,705,339     $ 34,633       $122,920
   Due from (to) AIG Life Insurance Company                                37             (593)          10             (7)
                                                                      -------       ----------     --------       --------

      NET ASSETS                                                      $15,792       $1,704,746     $ 34,643       $122,913
                                                                      =======       ==========     ========       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                        $    --       $   17,038     $     --       $ 18,123

EXPENSES:
   Mortality and expense risk fees                                        166           14,011           82            909
                                                                      -------       ----------     --------       --------
      NET INVESTMENT INCOME (LOSS)                                       (166)           3,027          (82)        17,214
                                                                      -------       ----------     --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             (1,598)        (127,152)      (5,375)        (5,646)
   Capital gain distributions from mutual funds                            --               --           --             --
   Net unrealized appreciation (depreciation) of investments           90,242         (361,888)      (9,422)       (35,387)
                                                                      -------       ----------     --------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           88,644         (489,040)     (14,797)       (41,033)
                                                                      -------       ----------     --------       --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $88,478       $ (486,013)    $(14,879)      $(23,819)
                                                                      =======       ==========     ========       ========

See accompanying notes.

                                    VA II-18

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                   --------------------------------------------------------
                                                                    SunAmerica      SunAmerica
                                                                   International  International  SunAmerica    SunAmerica
                                                                    Diversified    Growth and      Marsico   MFS Growth and
                                                                     Equities        Income        Growth        Income
                                                                     Portfolio      Portfolio     Portfolio    Portfolio
                                                                   -------------  -------------  ----------  --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                 $ 329,918      $ 468,003      $351,326     $ 466,792
   Due from (to) AIG Life Insurance Company                                 (7)          (131)           --            (3)
                                                                     ---------      ---------      --------     ---------

      NET ASSETS                                                     $ 329,911      $ 467,872      $351,326     $ 466,789
                                                                     =========      =========      ========     =========
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                       $      --      $   2,925      $     42     $   4,311

EXPENSES:
   Mortality and expense risk fees                                       2,581          3,893         2,321         3,848
                                                                     ---------      ---------      --------     ---------
      NET INVESTMENT INCOME (LOSS)                                      (2,581)          (968)       (2,279)          463
                                                                     ---------      ---------      --------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on investments                             (21,908)       (24,614)        1,220       (24,416)
   Capital gain distributions from mutual funds                             --             --            --            --
   Net unrealized appreciation (depreciation) of investments           (93,059)      (196,978)      (44,888)     (102,993)
                                                                     ---------      ---------      --------     ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (114,967)      (221,592)      (43,668)     (127,409)
                                                                     ---------      ---------      --------     ---------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(117,548)     $(222,560)     $(45,947)    $(126,946)
                                                                     =========      =========      ========     =========

See accompanying notes.

                                    VA II-19

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                       Sub-accounts
                                                                   ---------------------------------------------------
                                                                    SunAmerica  SunAmerica
                                                                   MFS Mid-Cap   MFS Total   SunAmerica    SunAmerica
                                                                      Growth      Return    Putnam Growth  Real Estate
                                                                    Portfolio    Portfolio    Portfolio     Portfolio
                                                                   -----------  ----------  -------------  -----------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $1,242,567   $752,119     $ 801,915     $297,554
   Due from (to) AIG Life Insurance Company                                 --        (71)         (149)           9
                                                                    ----------   --------     ---------     --------

      NET ASSETS                                                    $1,242,567   $752,048     $ 801,766     $297,563
                                                                    ==========   ========     =========     ========
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $       --   $ 19,511     $   1,598     $  6,683

EXPENSES:
   Mortality and expense risk fees                                      10,204      5,590         6,567        1,758
                                                                    ----------   --------     ---------     --------
      NET INVESTMENT INCOME (LOSS)                                     (10,204)    13,921        (4,969)       4,925
                                                                    ----------   --------     ---------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on investments                            (178,669)    (8,769)      (53,298)       1,481
   Capital gain distributions from mutual funds                             --      5,056            --           --
   Net unrealized appreciation (depreciation) of investments          (753,771)   (54,965)     (284,380)       2,289
                                                                    ----------   --------     ---------     --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (932,440)   (58,678)     (337,678)       3,770
                                                                    ----------   --------     ---------     --------
      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (942,644)  $(44,757)    $(342,647)    $  8,695
                                                                    ==========   ========     =========     ========

See accompanying notes.

                                    VA II-20

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                           Sub-accounts
                                                                   ---------------------------------------------------------
                                                                   SunAmerica
                                                                   SunAmerica  SunAmerica    SunAmerica       SunAmerica
                                                                    Balanced   Technology  Telecom Utility   Worldwide High
                                                                    Portfolio   Portfolio     Portfolio     Income Portfolio
                                                                   ----------  ----------  ---------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                               $1,025,833   $ 33,372      $ 73,973          $ 44,391
   Due from (to) AIG Life Insurance Company                               613        144            44               384
                                                                   ----------   --------      --------          --------

      NET ASSETS                                                   $1,026,446   $ 33,516      $ 74,017          $ 44,775
                                                                   ==========   ========      ========          ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                     $   27,396   $     --      $  7,950          $  5,975

EXPENSES:
   Mortality and expense risk fees                                      7,601        490           685               301
                                                                   ----------   --------      --------          --------
      NET INVESTMENT INCOME (LOSS)                                     19,795       (490)        7,265             5,674
                                                                   ----------   --------      --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (38,096)    (4,712)       (3,305)             (164)
   Capital gain distributions from mutual funds                            --         --            --                --
   Net unrealized appreciation (depreciation) of investments          372,705    (16,671)      (26,483)          (12,395)
                                                                   ----------   --------      --------          --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          334,609    (21,383)      (29,788)          (12,559)
                                                                   ----------   --------      --------          --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  354,404   $(21,873)     $(22,523)         $ (6,885)
                                                                   ==========   ========      ========          ========

See accompanying notes.

                                    VA II-21

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                           Sub-accounts
                                                                   ---------------------------
                                                                     Van Eck
                                                                    Worldwide      Van Eck
                                                                    Emerging    Worldwide Hard
                                                                   Markets Fund  Assets Fund
                                                                   ------------ --------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
   Investment securities - at market                                $136,554       $ 55,554
   Due from (to) AIG Life Insurance Company                              603              6
                                                                    --------       --------

      NET ASSETS                                                    $137,157       $ 55,560
                                                                    ========       ========

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
   Dividends from mutual funds                                      $    235       $    463

EXPENSES:
   Mortality and expense risk fees                                     1,180            564
                                                                    --------       --------
      NET INVESTMENT INCOME (LOSS)                                      (945)          (101)
                                                                    --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (2,432)           142
   Capital gain distributions from mutual funds                           --             --
   Net unrealized appreciation (depreciation) of investments          (1,658)        (2,284)
                                                                    --------       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (4,090)        (2,142)
                                                                    --------       --------

      INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ (5,035)      $ (2,243)
                                                                    ========       ========

See accompanying notes.

                                    VA II-22

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               ---------------------------------------------------
                                                                                                             Alliance-   Alliance-
                                                                                   AIM                       Bernstein   Bernstein
                                                                                  Capital         AIM       Real Estate   Utility
                                                                               Appreciation  International  Investment    Income
                                                                                   Fund       Growth Fund    Portfolio   Portfolio
                                                                               ------------  -------------  -----------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (4,391)     $  (1,996)    $  3,574    $  1,444
   Net realized gain (loss) on investments                                        (56,049)      (168,567)         952      (4,474)
   Capital gain distributions from mutual funds                                        --             --           --          --
   Net unrealized appreciation (depreciation) of investments                      (94,899)        48,713       (2,932)    (29,396)
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from operations                (155,339)      (121,850)       1,594     (32,426)
                                                                                ---------      ---------     --------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     136,433        165,564      122,865      60,678
   Administrative charges                                                              --             --           --          --
   Cost of insurance                                                              (66,257)       (87,449)     (27,274)    (19,129)
   Policy loans                                                                    (8,521)      (151,284)        (622)     (1,289)
   Death benefit                                                                       --             --           --          --
   Contract withdrawals                                                           (36,941)       (50,472)      (4,376)     (1,538)
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from principal transactions      24,714       (123,641)      90,593      38,722
                                                                                ---------      ---------     --------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (130,625)      (245,491)      92,187       6,296

NET ASSETS:
   Beginning of period                                                            584,216        825,717      149,205     122,261
                                                                                ---------      ---------     --------    --------
   End of period                                                                $ 453,591      $ 580,226     $241,392    $128,557
                                                                                =========      =========     ========    ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $  41,376      $  17,416     $    545    $    526
   Net realized gain (loss) on investments                                          9,395        (18,028)         298      (4,301)
   Net unrealized appreciation (depreciation) of investments                     (188,604)      (231,819)       6,750     (10,047)
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from operations                (137,833)      (232,431)       7,593     (13,822)
                                                                                ---------      ---------     --------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     219,243        269,127      147,993     144,775
   Administrative charges                                                              --             --           --          --
   Cost of insurance                                                              (51,763)       (72,294)      (6,381)     (7,580)
   Policy loans                                                                    (7,682)       (10,956)          --      (2,246)
   Death benefit                                                                   (3,408)            --           --          --
   Contract withdrawals                                                           (10,427)       (42,066)          --          --
                                                                                ---------      ---------     --------    --------
      Increase (decrease) in net assets resulting from principal transactions     145,963        143,811      141,612     134,949
                                                                                ---------      ---------     --------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          8,130        (88,620)     149,205     121,127

NET ASSETS:
   Beginning of period                                                            576,086        914,337           --       1,134
                                                                                ---------      ---------     --------    --------
   End of period                                                                $ 584,216      $ 825,717     $149,205    $122,261
                                                                                =========      =========     ========    ========

See accompanying notes.

                                    VA II-23

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                Sub-accounts
                                                                               ---------------------------------------------------
                                                                                 Alliance                  Alliance
                                                                               Conservative   Alliance   Global Dollar   Alliance
                                                                                 Investors   Global Bond  Government      Growth
                                                                                 Portfolio    Portfolio    Portfolio     Portfolio
                                                                               ------------  ----------- -------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $     --      $    69       $ 15      $    (6,271)
   Net realized gain (loss) on investments                                             --          206         --         (270,407)
   Capital gain distributions from mutual funds                                        --           --         --           86,664
   Net unrealized appreciation (depreciation) of investments                           --        3,441         18         (604,739)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from operations                      --        3,716         33         (794,753)
                                                                                 --------      -------       ----      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option          --       15,513         --          317,963
   Administrative charges                                                              --           --         --               --
   Cost of insurance                                                                   --       (3,078)       (15)        (233,259)
   Policy loans                                                                        --           86         --          (93,732)
   Death benefit                                                                       --           --         --               --
   Contract withdrawals                                                                --           --         --         (126,930)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from operations                      --       12,521        (15)        (135,958)
                                                                                 --------      -------       ----      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --       16,237         18         (930,711)

NET ASSETS:
   Beginning of period                                                                 --       20,171        229        3,142,197
                                                                                 --------      -------       ----      -----------
   End of period                                                                 $     --      $36,408       $247      $ 2,211,486
                                                                                 ========      =======       ====      ===========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $  7,412      $  (172)      $ 20      $   478,534
   Net realized gain (loss) on investments                                        (10,381)        (101)         1          (39,168)
   Net unrealized appreciation (depreciation) of investments                        2,687            6         (4)      (1,415,301)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from operations                    (282)        (267)        17         (975,935)
                                                                                 --------      -------       ----      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     (39,229)       4,747          3          610,247
   Administrative charges                                                              --           --         --               --
   Cost of insurance                                                                 (461)      (2,590)       (16)        (253,171)
   Policy loans                                                                        (7)        (507)        --          (63,188)
   Death benefit                                                                       --           --         --               --
   Contract withdrawals                                                                --           --         --         (135,211)
                                                                                 --------      -------       ----      -----------
      Increase (decrease) in net assets resulting from principal transactions     (39,697)       1,650        (13)         158,677
                                                                                 --------      -------       ----      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (39,979)       1,383          4         (817,258)

NET ASSETS:
   Beginning of period                                                             39,979       18,788        225        3,959,455
                                                                                 --------      -------       ----      -----------
   End of period                                                                 $     --      $20,171       $229      $ 3,142,197
                                                                                 ========      =======       ====      ===========

See accompanying notes.

                                    VA II-24

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                 Sub-accounts
                                                                               -------------------------------------------------
                                                                                Alliance   Alliance                   Alliance
                                                                                Growth &    Growth       Alliance       Money
                                                                                 Income    Investors  International    Market
                                                                                Portfolio  Portfolio    Portfolio     Portfolio
                                                                               ----------  ---------  -------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  (24,457) $      --    $      --    $     1,161
   Net realized gain (loss) on investments                                       (104,199)        --           --             --
   Capital gain distributions from mutual funds                                     4,555         --           --             --
   Net unrealized appreciation (depreciation) of investments                     (717,902)        --           --             --
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from operations                (842,003)        --           --          1,161
                                                                               ----------  ---------    ---------    -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     723,777         --           --         15,897
   Administrative charges                                                            (468)        --           --             --
   Cost of insurance                                                             (255,081)        --           --        (39,439)
   Policy loans                                                                   (45,796)        --           --       (104,775)
   Death benefit                                                                  (10,864)        --           --             --
   Contract withdrawals                                                          (101,336)        --           --        (88,795)
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from operations                 310,232         --           --       (217,112)
                                                                               ----------  ---------    ---------    -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (531,771)        --           --       (215,951)

NET ASSETS:
   Beginning of period                                                          3,070,912         --           --        637,942
                                                                               ----------  ---------    ---------    -----------
   End of period                                                               $2,539,141  $      --    $      --    $   421,991
                                                                               ==========  =========    =========    ===========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  125,718  $  68,119    $  (1,639)   $    30,762
   Net realized gain (loss) on investments                                         49,511   (117,105)     145,909             --
   Net unrealized appreciation (depreciation) of investments                     (198,628)    43,517           --             --
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from operations                 (23,399)    (5,469)     144,270         30,762
                                                                               ----------  ---------    ---------    -----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     700,548   (235,401)    (141,380)       872,567
   Administrative charges                                                            (432)        --           --             --
   Cost of insurance                                                             (249,184)    (1,520)      (2,890)       (36,030)
   Policy loans                                                                  (142,338)      (271)          --     (5,096,403)
   Death benefit                                                                       --         --           --             --
   Contract withdrawals                                                          (124,643)    (1,946)          --             --
                                                                               ----------  ---------    ---------    -----------
      Increase (decrease) in net assets resulting from principal transactions     183,951   (239,138)    (144,270)    (4,259,866)
                                                                               ----------  ---------    ---------    -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        160,552   (244,607)          --     (4,229,104)

NET ASSETS:
   Beginning of period                                                          2,910,360    244,607           --      4,867,046
                                                                               ----------  ---------    ---------    -----------
   End of period                                                               $3,070,912  $      --    $      --    $   637,942
                                                                               ==========  =========    =========    ===========

See accompanying notes.

                                    VA II-25

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                              Sub-accounts
                                                                               ----------------------------------------------
                                                                               Alliance
                                                                                Premier   Alliance    Alliance     Alliance
                                                                                Growth     Quasar    Technology  Total Return
                                                                               Portfolio  Portfolio  Portfolio    Portfolio
                                                                               ---------  ---------  ----------  ------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  (7,016) $  (3,208) $  (13,873)   $  5,248
   Net realized gain (loss) on investments                                      (108,729)    (6,914)   (268,726)     (2,198)
   Capital gain distributions from mutual funds                                       --         --          --       1,375
   Net unrealized appreciation (depreciation) of investments                    (206,071)  (130,042)   (571,170)    (40,964)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from operations               (321,816)  (140,164)   (853,769)    (36,539)
                                                                               ---------  ---------  ----------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    349,087     70,761     458,299      50,521
   Administrative charges                                                           (214)        --          --          --
   Cost of insurance                                                            (118,882)   (30,575)   (197,828)    (22,448)
   Policy loans                                                                  (75,223)   (10,524)   (124,985)     (4,197)
   Death benefit                                                                      --         --          --          --
   Contract withdrawals                                                          (18,994)   (12,300)    (55,591)     (7,797)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from operations                135,774     17,362      79,895      16,079
                                                                               ---------  ---------  ----------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (186,042)  (122,802)   (773,874)    (20,460)

NET ASSETS:
   Beginning of period                                                           975,490    418,205   1,998,119     304,999
                                                                               ---------  ---------  ----------    --------
   End of period                                                               $ 789,448  $ 295,403  $1,224,245    $284,539
                                                                               =========  =========  ==========    ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  35,366  $   7,928  $  145,259    $ 10,921
   Net realized gain (loss) on investments                                       105,887    261,307     370,748        (353)
   Net unrealized appreciation (depreciation) of investments                    (149,339)   (56,013)   (823,095)     (9,687)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from operations                 (8,086)   213,222    (307,088)        881
                                                                               ---------  ---------  ----------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    342,465   (197,883)    246,293     324,223
   Administrative charges                                                             --         --          --          --
   Cost of insurance                                                            (100,303)   (34,244)   (202,680)    (17,695)
   Policy loans                                                                  (25,293)    (8,288)    (37,603)     (1,537)
   Death benefit                                                                      --         --          --          --
   Contract withdrawals                                                          (33,254)   (20,671)   (116,243)     (9,226)
                                                                               ---------  ---------  ----------    --------
      Increase (decrease) in net assets resulting from principal transactions    183,615   (261,086)   (110,233)    295,765
                                                                               ---------  ---------  ----------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       175,529    (47,864)   (417,321)    296,646

NET ASSETS:
   Beginning of period                                                           799,961    466,069   2,415,440       8,353
                                                                               ---------  ---------  ----------    --------
   End of period                                                               $ 975,490  $ 418,205  $1,998,119    $304,999
                                                                               =========  =========  ==========    ========

See accompanying notes.

                                    VA II-26

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               ---------------------------------------------------
                                                                                Alliance
                                                                                  U.S.        American     American
                                                                               Government     Century      Century     American
                                                                               /High Grade   VP Capital   VP Income    Century VP
                                                                                Securities  Appreciation  & Growth   International
                                                                                Portfolio       Fund        Fund         Fund
                                                                               -----------  ------------  ---------  -------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                    $ 17       $   (231)   $     62      $ 2,436
   Net realized gain (loss) on investments                                           --            (79)       (765)      (6,899)
   Capital gain distributions from mutual funds                                      --             --          --           --
   Net unrealized appreciation (depreciation) of investments                         39        (10,802)    (22,208)        (148)
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from operations                    56        (11,112)    (22,911)      (4,611)
                                                                                   ----       --------    --------      -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        --         33,875      65,152       38,052
   Administrative charges                                                            --             --          --          (61)
   Cost of insurance                                                                (91)       (11,891)    (17,339)      (1,385)
   Policy loans                                                                      --           (515)     (8,161)          --
   Death benefit                                                                     --             --          --           --
   Contract withdrawals                                                              --            (83)        (40)          --
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from operations                   (91)        21,386      39,612       36,606
                                                                                   ----       --------    --------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (35)        10,274      16,701       31,995

NET ASSETS:
   Beginning of period                                                              865         40,741      92,305       10,169
                                                                                   ----       --------    --------      -------
   End of period                                                                   $830       $ 51,015    $109,006      $42,164
                                                                                   ====       ========    ========      =======

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                    $ 34       $    (82)   $   (195)     $   (14)
   Net realized gain (loss) on investments                                           (3)          (452)       (310)         (11)
   Net unrealized appreciation (depreciation) of investments                         27           (690)      3,810          148
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from operations                    58         (1,224)      3,305          123
                                                                                   ----       --------    --------      -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        --         46,602      93,364       10,432
   Administrative charges                                                            --             --          --           --
   Cost of insurance                                                                (71)        (3,917)     (4,364)        (386)
   Policy loans                                                                      --           (720)         --           --
   Death benefit                                                                     --             --          --           --
   Contract withdrawals                                                              --             --          --           --
                                                                                   ----       --------    --------      -------
      Increase (decrease) in net assets resulting from principal transactions       (71)        41,965      89,000       10,046
                                                                                   ----       --------    --------      -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (13)        40,741      92,305       10,169

NET ASSETS:
   Beginning of period                                                              878             --          --           --
                                                                                   ----       --------    --------      -------
   End of period                                                                   $865       $ 40,741    $ 92,305      $10,169
                                                                                   ====       ========    ========      =======

See accompanying notes.

                                    VA II-27

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                  Sub-accounts
                                                                               -----------------------------------------------
                                                                                               Anchor
                                                                                  Anchor     Government               Anchor
                                                                                  Capital    & Quality     Anchor     Natural
                                                                               Appreciation     Bond       Growth    Resources
                                                                                Portfolio     Portfolio   Portfolio  Portfolio
                                                                               ------------  ----------  ----------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (15,822)  $  18,709   $   (4,218) $  2,637
   Net realized gain (loss) on investments                                        (161,903)      2,996     (142,086)      836
   Capital gain distributions from mutual funds                                         --          --           --    11,400
   Net unrealized appreciation (depreciation) of investments                      (384,977)     32,450     (201,877)   (3,603)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from operations                 (562,702)     54,155     (348,181)   11,270
                                                                                ----------   ---------   ----------  --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,301,709     416,865      433,381   127,742
   Administrative charges                                                               --          --           --        --
   Cost of insurance                                                              (497,742)   (107,480)    (249,372)  (47,912)
   Policy loans                                                                     (5,532)       (370)     (30,374)     (567)
   Death benefit                                                                      (140)         --           --        --
   Contract withdrawals                                                           (435,315)    (10,635)     (11,453)  (14,596)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from operations                  362,980     298,380      142,182    64,667
                                                                                ----------   ---------   ----------  --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (199,722)    352,535     (205,999)   75,937

NET ASSETS:
   Beginning of period                                                           2,232,747     516,971    1,299,820   202,186
                                                                                ----------   ---------   ----------  --------
   End of period                                                                $2,033,025   $ 869,506   $1,093,821  $278,123
                                                                                ==========   =========   ==========  ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $  358,555   $   9,018   $  152,644  $  9,686
   Net realized gain (loss) on investments                                        (369,023)     33,161     (151,404)     (799)
   Net unrealized appreciation (depreciation) of investments                      (103,059)    (17,565)    (141,321)  (10,129)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from operations                 (113,527)     24,614     (140,081)   (1,242)
                                                                                ----------   ---------   ----------  --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,770,561     450,470      658,520   169,475
   Administrative charges                                                               --          --           --        --
   Cost of insurance                                                              (368,254)    (38,572)    (185,657)  (22,200)
   Policy loans                                                                     (5,087)     (2,656)         805    (3,603)
   Death benefit                                                                        --          --           --        --
   Contract withdrawals                                                            (50,552)   (264,576)      (2,401)     (787)
                                                                                ----------   ---------   ----------  --------
      Increase (decrease) in net assets resulting from principal transactions    1,346,668     144,666      471,267   142,885
                                                                                ----------   ---------   ----------  --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,233,141     169,280      331,186   141,643

NET ASSETS:
   Beginning of period                                                             999,606     347,691      968,634    60,543
                                                                                ----------   ---------   ----------  --------
   End of period                                                                $2,232,747   $ 516,971   $1,299,820  $202,186
                                                                                ==========   =========   ==========  ========

See accompanying notes.

                                    VA II-28

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                               Sub-accounts
                                                                               ----------------------------------------------
                                                                                Dreyfus
                                                                                 Small      Dreyfus     Fidelity
                                                                                Company      Stock       Asset      Fidelity
                                                                                 Stock       Index       Manager   Contrafund
                                                                               Portfolio   Portfolio   Portfolio    Portfolio
                                                                               ---------  -----------  ----------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $  (4,829) $    27,834  $   36,345  $      650
   Net realized gain (loss) on investments                                       (27,536)    (292,635)    (68,141)    (63,297)
   Capital gain distributions from mutual funds                                       --           --          --          --
   Net unrealized appreciation (depreciation) of investments                    (155,913)  (1,128,605)    (90,085)    (68,584)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from operations               (188,278)  (1,393,406)   (121,881)   (131,231)
                                                                               ---------  -----------  ----------  ----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    289,222    2,288,639     467,060     475,223
   Administrative charges                                                             --           --          --        (285)
   Cost of insurance                                                             (84,642)    (664,368)   (125,858)   (147,020)
   Policy loans                                                                  (18,804)    (106,797)    (33,441)    (72,900)
   Death benefit                                                                      --       (8,510)         --      (8,837)
   Contract withdrawals                                                          (77,891)    (323,716)    (42,827)    (68,393)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from operations                107,885    1,185,248     264,934     177,788
                                                                               ---------  -----------  ----------  ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (80,393)    (208,158)    143,053      46,557

NET ASSETS:
   Beginning of period                                                           791,597    5,121,718   1,266,945   1,199,567
                                                                               ---------  -----------  ----------  ----------
   End of period                                                               $ 711,204  $ 4,913,560  $1,409,998  $1,246,124
                                                                               =========  ===========  ==========  ==========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  (4,562) $    37,379  $   56,398  $   26,724
   Net realized gain (loss) on investments                                        (6,820)      10,867     (31,461)    (22,499)
   Net unrealized appreciation (depreciation) of investments                      13,190     (710,941)    (84,273)   (149,276)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from operations                  1,808     (662,695)    (59,336)   (145,051)
                                                                               ---------  -----------  ----------  ----------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    374,615    1,675,249     320,881     436,018
   Administrative charges                                                             --           --          --          --
   Cost of insurance                                                             (46,806)    (482,580)   (100,180)   (104,618)
   Policy loans                                                                   (3,733)    (129,744)    (29,294)    (50,086)
   Death benefit                                                                      --       (8,405)    (17,398)         --
   Contract withdrawals                                                           (6,110)    (220,783)    (50,337)    (52,799)
                                                                               ---------  -----------  ----------  ----------
      Increase (decrease) in net assets resulting from principal transactions    317,966      833,737     123,672     228,515
                                                                               ---------  -----------  ----------  ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       319,774      171,042      64,336      83,464

NET ASSETS:
   Beginning of period                                                           471,823    4,950,676   1,202,609   1,116,103
                                                                               ---------  -----------  ----------  ----------
   End of period                                                               $ 791,597  $ 5,121,718  $1,266,945  $1,199,567
                                                                               =========  ===========  ==========  ==========

See accompanying notes.

                                    VA II-29

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                    Sub-accounts
                                                                               -----------------------------------------------------
                                                                                 Fidelity     Fidelity    Fidelity      Fidelity
                                                                                  Growth    High Income  Index 500  Investment Grade
                                                                                Portfolio    Portfolio   Portfolio   Bond Portfolio
                                                                               -----------  -----------  ---------  ----------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   (24,916)  $ 33,158     $  (132)     $  18,795
   Net realized gain (loss) on investments                                        (338,315)   (23,488)     (5,968)        12,306
   Capital gain distributions from mutual funds                                         --         --          --             --
   Net unrealized appreciation (depreciation) of investments                    (1,087,802)    (3,085)       (402)        48,626
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from operations               (1,451,033)     6,585      (6,502)        79,727
                                                                               -----------   --------     -------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      829,214    132,348      35,076        522,009
   Administrative charges                                                               --         --        (100)            --
   Cost of insurance                                                              (434,272)   (39,487)     (1,186)       (77,751)
   Policy loans                                                                   (197,497)    (1,139)         --           (707)
   Death benefit                                                                    (7,742)        --          --             --
   Contract withdrawals                                                           (297,585)   (39,407)         --       (104,912)
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from operations                 (107,882)    52,315      33,790        338,639
                                                                               -----------   --------     -------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,558,915)    58,900      27,288        418,366

NET ASSETS:
   Beginning of period                                                           4,802,963    318,640       9,012        580,558
                                                                               -----------   --------     -------      ---------
   End of period                                                               $ 3,244,048   $377,540     $36,300      $ 998,924
                                                                               ===========   ========     =======      =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $   321,206   $ 35,457     $   (12)     $  17,915
   Net realized gain (loss) on investments                                         (49,346)   (44,653)         --          2,786
   Net unrealized appreciation (depreciation) of investments                    (1,323,189)   (35,265)        402         11,274
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from operations               (1,051,329)   (44,461)        390         31,975
                                                                               -----------   --------     -------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,093,884    136,376       8,963        221,329
   Administrative charges                                                               --         --          --             --
   Cost of insurance                                                              (427,178)   (29,044)       (341)       (42,598)
   Policy loans                                                                   (143,757)   (49,972)         --         (1,876)
   Death benefit                                                                    (8,537)        --          --             --
   Contract withdrawals                                                           (239,907)    (4,859)         --        (12,609)
                                                                               -----------   --------     -------      ---------
      Increase (decrease) in net assets resulting from principal transactions      274,505     52,501       8,622        164,246
                                                                               -----------   --------     -------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (776,824)     8,040       9,012        196,221

NET ASSETS:
   Beginning of period                                                           5,579,787    310,600          --        384,337
                                                                               -----------   --------     -------      ---------
   End of period                                                               $ 4,802,963   $318,640     $ 9,012      $ 580,558
                                                                               ===========   ========     =======      =========

See accompanying notes.

                                    VA II-30

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                    Sub-accounts
                                                                               -----------------------------------------------------
                                                                                                          Franklin
                                                                                                          Templeton
                                                                                                        Global Asset
                                                                                 Fidelity     Fidelity   Allocation
                                                                               Money Market  Overseas      Fund -        JPMorgan
                                                                                 Portfolio   Portfolio     class 1    Bond Portfolio
                                                                               ------------  ---------  ------------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $    34,787   $    (382)   $    681       $    (51)
   Net realized gain (loss) on investments                                             (11)    (43,971)        132           (899)
   Capital gain distributions from mutual funds                                         --          --          --             --
   Net unrealized appreciation (depreciation) of investments                            --     (53,527)     (5,279)         9,173
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from operations                   34,776     (97,880)     (4,466)         8,223
                                                                               -----------   ---------    --------       --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     (144,461)     70,908      72,861         87,220
   Administrative charges                                                               --          --          --             --
   Cost of insurance                                                              (517,949)    (36,600)    (11,544)       (22,702)
   Policy loans                                                                   (130,921)     (5,719)       (166)            --
   Death benefit                                                                        --          --          --             --
   Contract withdrawals                                                           (295,682)    (21,827)       (556)        (4,104)
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from operations               (1,089,013)      6,762      60,595         60,414
                                                                               -----------   ---------    --------       --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,054,237)    (91,118)     56,129         68,637

NET ASSETS:
   Beginning of period                                                           4,242,660     439,371      53,870         58,297
                                                                               -----------   ---------    --------       --------
   End of period                                                               $ 3,188,423   $ 348,253    $109,999       $126,934
                                                                               ===========   =========    ========       ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $    70,243   $  62,174    $    661       $  2,618
   Net realized gain (loss) on investments                                              --     (21,094)     (1,269)           920
   Net unrealized appreciation (depreciation) of investments                            --    (164,692)      1,603         (2,862)
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from operations                   70,243    (123,612)        995            676
                                                                               -----------   ---------    --------       --------

PRINCIPAL TRANSACTIONS:                                                                 --
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    3,550,085      78,616      55,265         61,850
   Administrative charges                                                               --          --          --             --
   Cost of insurance                                                              (359,336)    (36,750)     (2,390)        (4,229)
   Policy loans                                                                    (97,226)     (4,856)         --             --
   Death benefit                                                                        --          --          --             --
   Contract withdrawals                                                           (213,093)     (9,068)         --             --
                                                                               -----------   ---------    --------       --------
      Increase (decrease) in net assets resulting from principal transactions    2,880,430      27,942      52,875         57,621
                                                                               -----------   ---------    --------       --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       2,950,673     (95,670)     53,870         58,297

NET ASSETS:
   Beginning of period                                                           1,291,987     535,041          --             --
                                                                               -----------   ---------    --------       --------
   End of period                                                               $ 4,242,660   $ 439,371    $ 53,870       $ 58,297
                                                                               ===========   =========    ========       ========

See accompanying notes.

                                    VA II-31

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                     Sub-accounts
                                                                               ---------------------------------------------------
                                                                                                   UIF Core
                                                                                   JPMorgan       Plus Fixed   UIF Mid   UIF Money
                                                                               U.S. Disciplined     Income    Cap Value    Market
                                                                               Equity Portofolio   Portfolio  Portfolio  Portfolio
                                                                               -----------------  ----------  ---------  ---------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $    (312)      $     984    $    (91) $      26
   Net realized gain (loss) on investments                                             (706)           (185)    (21,966)        --
   Capital gain distributions from mutual funds                                          --             277          --         --
   Net unrealized appreciation (depreciation) of investments                        (10,175)            684      (2,203)        --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from operations                   (11,193)          1,760     (24,260)        26
                                                                                  ---------       ---------    --------  ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        21,657          58,432     103,964     73,107
   Administrative charges                                                                --            (186)       (439)      (275)
   Cost of insurance                                                                 (7,886)         (2,143)     (3,358)    (2,586)
   Policy loans                                                                          --              --          --         --
   Death benefit                                                                         --              --          --         --
   Contract withdrawals                                                                 (38)             --          --         --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from operations                    13,733          56,103     100,167     70,246
                                                                                  ---------       ---------    --------  ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                            2,540          57,863      75,907     70,272

NET ASSETS:
   Beginning of period                                                               38,064          14,381      27,988      2,870
                                                                                  ---------       ---------    --------  ---------
   End of period                                                                  $  40,604       $  72,244    $103,895  $  73,142
                                                                                  =========       =========    ========  =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $      43       $     779    $    (37) $   7,549
   Net realized gain (loss) on investments                                             (302)              5         (36)        --
   Net unrealized appreciation (depreciation) of investments                           (472)           (720)      2,203         --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from operations                      (731)             64       2,130      7,549
                                                                                  ---------       ---------    --------  ---------

PRINCIPAL TRANSACTIONS:                                                                                              --
   Net premiums & transfers from (to) other sub-accounts or fixed rate option        41,987          14,888      26,854     17,131
   Administrative charges                                                                --              --          --     (1,044)
   Cost of insurance                                                                 (3,192)           (571)       (996)   (20,766)
   Policy loans                                                                          --              --          --         --
   Death benefit                                                                         --              --          --         --
   Contract withdrawals                                                                  --              --          --         --
                                                                                  ---------       ---------    --------  ---------
      Increase (decrease) in net assets resulting from principal transactions        38,795          14,317      25,858     (4,679)
                                                                                  ---------       ---------    --------  ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           38,064          14,381      27,988      2,870

NET ASSETS:
   Beginning of period                                                                   --              --          --         --
                                                                                  ---------       ---------    --------  ---------
   End of period                                                                  $  38,064       $  14,381    $ 27,988  $   2,870
                                                                                  =========       =========    ========  =========

See accompanying notes.

                                    VA II-32

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               --------------------------------------------------
                                                                                 Neuberger    Neuberger               Oppenheimer
                                                                                Berman AMT     Berman    Oppenheimer  Main Street
                                                                                  Limited        AMT        Global      Growth &
                                                                               Maturity Bond   Partners  Securities      Income
                                                                                 Portfolio    Portfolio    Fund/VA      Fund/VA
                                                                               -------------  ---------  -----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                   $ 1,432     $ (1,275)   $   (576)    $    (95)
   Net realized gain (loss) on investments                                           (218)      (2,096)     (1,697)      (6,474)
   Capital gain distributions from mutual funds                                        --           --          --           --
   Net unrealized appreciation (depreciation) of investments                          513      (43,100)    (42,672)     (74,227)
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from operations                   1,727      (46,471)    (44,945)     (80,796)
                                                                                  -------     --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      30,669      381,829     151,549      217,775
   Administrative charges                                                              --           --          --           --
   Cost of insurance                                                               (5,352)     (84,434)    (28,709)     (58,048)
   Policy loans                                                                        --           --          --         (530)
   Death benefit                                                                       --           --          --           --
   Contract withdrawals                                                            (4,158)         (44)        (65)      (1,994)
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from operations                  21,159      297,351     122,775      157,203
                                                                                  -------     --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         22,886      250,880      77,830       76,407

NET ASSETS:
   Beginning of period                                                             23,084       78,464     127,402      307,098
                                                                                  -------     --------    --------     --------
   End of period                                                                  $45,970     $329,344    $205,232     $383,505
                                                                                  =======     ========    ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                   $   (56)    $   (179)   $   (281)    $   (581)
   Net realized gain (loss) on investments                                            203       (1,602)     (1,655)      (3,283)
   Net unrealized appreciation (depreciation) of investments                          163        7,559       6,101        7,260
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from operations                     310        5,778       4,165        3,396
                                                                                  -------     --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      23,827       86,190     130,646      318,308
   Administrative charges                                                              --           --          --           --
   Cost of insurance                                                               (1,053)     (13,504)     (7,409)     (13,893)
   Policy loans                                                                        --           --          --         (713)
   Death benefit                                                                       --           --          --           --
   Contract withdrawals                                                                --           --          --           --
                                                                                  -------     --------    --------     --------
      Increase (decrease) in net assets resulting from principal transactions      22,774       72,686     123,237      303,702
                                                                                  -------     --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         23,084       78,464     127,402      307,098

NET ASSETS:
   Beginning of period                                                                 --           --          --           --
                                                                                  -------     --------    --------     --------
   End of period                                                                  $23,084     $ 78,464    $127,402     $307,098
                                                                                  =======     ========    ========     ========

See accompanying notes.

                                    VA II-33

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               --------------------------------------------------
                                                                               Sun America   SunAmerica  Sun America
                                                                                Aggressive    Alliance      Asset     Sun America
                                                                                  Growth       Growth     Allocation   Blue Chip
                                                                                Portfolio    Portfolio    Portfolio      Growth
                                                                               -----------  -----------  -----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   (5,382)  $   (14,216)  $  6,932     $   (315)
   Net realized gain (loss) on investments                                       (140,627)     (331,256)    (5,254)      (5,012)
   Capital gain distributions from mutual funds                                        --            --         --           --
   Net unrealized appreciation (depreciation) of investments                     (691,940)     (808,988)   (18,208)     (12,295)
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from operations                (837,949)   (1,154,460)   (16,530)     (17,622)
                                                                               ----------   -----------   --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option   1,147,422     1,206,506    100,858       56,142
   Administrative charges                                                              --            --         --           --
   Cost of insurance                                                             (388,844)     (750,744)   (46,583)      (7,803)
   Policy loans                                                                   (16,057)      (10,535)    (1,518)      (2,422)
   Death benefit                                                                       --          (138)        --           --
   Contract withdrawals                                                           (40,384)     (199,174)    (3,024)        (546)
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from operations                 702,137       245,915     49,733       45,371
                                                                               ----------   -----------   --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (135,812)     (908,545)    33,203       27,749

NET ASSETS:
   Beginning of period                                                          1,311,092     3,358,026    210,362       22,224
                                                                               ----------   -----------   --------     --------
   End of period                                                               $1,175,280   $ 2,449,481   $243,565     $ 49,973
                                                                               ==========   ===========   ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $  292,222   $   292,680   $ 10,331     $    (58)
   Net realized gain (loss) on investments                                       (262,385)     (703,411)    (5,033)        (456)
   Net unrealized appreciation (depreciation) of investments                     (430,956)      (71,090)    (9,912)      (1,112)
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from operations                (401,119)     (481,821)    (4,614)      (1,626)
                                                                               ----------   -----------   --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option   1,135,710     1,729,634    143,386       25,466
   Administrative charges                                                              --            --         --           --
   Cost of insurance                                                             (322,055)     (654,038)   (30,424)      (1,990)
   Policy loans                                                                    (6,957)      (12,051)       751           --
   Death benefit                                                                       --            --         --           --
   Contract withdrawals                                                           (30,631)     (238,216)      (890)          --
                                                                               ----------   -----------   --------     --------
      Increase (decrease) in net assets resulting from principal transactions     776,067       825,329    112,823       23,476
                                                                               ----------   -----------   --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        374,948       343,508    108,209       21,850

NET ASSETS:
   Beginning of period                                                            936,144     3,014,518    102,153          374
                                                                               ----------   -----------   --------     --------
   End of period                                                               $1,311,092   $ 3,358,026   $210,362     $ 22,224
                                                                               ==========   ===========   ========     ========


See accompanying notes.

                                    VA II-34

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                    Sub-accounts
                                                                               ---------------------------------------------------
                                                                                SunAmerica  SunAmerica    SunAmerica    SunAmerica
                                                                                   Cash      Corporate  Davis Venture   "Dogs" of
                                                                                Management     Bond         Value      Wall Street
                                                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                                               -----------  ----------  -------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   123,548   $ 15,622    $   (1,985)    $  1,918
   Net realized gain (loss) on investments                                         (65,127)      (886)      (77,520)         321
   Capital gain distributions from mutual funds                                         --         --            --           --
   Net unrealized appreciation (depreciation) of investments                      (103,282)     1,581      (300,584)      90,327
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from operations                  (44,861)    16,317      (380,089)      92,566
                                                                               -----------   --------    ----------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option       25,671    193,634       833,503       (8,562)
   Administrative charges                                                               --         --            --           --
   Cost of insurance                                                              (820,978)   (45,019)     (362,357)     (39,131)
   Policy loans                                                                     (9,628)      (175)      (29,764)      (3,206)
   Death benefit                                                                        (2)        --            --           --
   Contract withdrawals                                                           (205,048)    (8,932)      (24,577)      (4,260)
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from operations               (1,009,985)   139,508       416,805      (55,159)
                                                                               -----------   --------    ----------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,054,846)   155,825        36,716       37,407

NET ASSETS:
   Beginning of period                                                           5,736,906    131,000     1,810,387      133,521
                                                                               -----------   --------    ----------     --------
   End of period                                                               $ 4,682,060   $286,825    $1,847,103     $170,928
                                                                               ===========   ========    ==========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $   176,805   $  5,344    $  246,572     $  1,586
   Net realized gain (loss) on investments                                          80,619      6,168      (126,584)       7,880
   Net unrealized appreciation (depreciation) of investments                      (108,923)    (2,645)     (319,172)      (2,683)
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from operations                  148,501      8,867      (199,184)       6,783
                                                                               -----------   --------    ----------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    2,609,691    (13,737)    1,034,253       76,552
   Administrative charges                                                               --         --            --           --
   Cost of insurance                                                            (1,120,085)   (29,727)     (264,023)     (22,413)
   Policy loans                                                                     (1,439)    (2,364)       (5,205)         741
   Death benefit                                                                   (80,161)        --            --           --
   Contract withdrawals                                                            (39,905)      (291)     (250,103)          --
                                                                               -----------   --------    ----------     --------
      Increase (decrease) in net assets resulting from principal transactions    1,368,101    (46,119)      514,922       54,880
                                                                               -----------   --------    ----------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,516,602    (37,252)      315,738       61,663

NET ASSETS:
   Beginning of period                                                           4,220,304    168,252     1,494,649       71,858
                                                                               -----------   --------    ----------     --------
   End of period                                                               $ 5,736,906   $131,000    $1,810,387     $133,521
                                                                               ===========   ========    ==========     ========

See accompanying notes.

                                    VA II-35

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                 Sub-accounts
                                                                               ----------------------------------------------------
                                                                               SunAmerica  SunAmerica
                                                                                Emerging    Federated  SunAmerica     SunAmerica
                                                                                Markets       Value    Global Bond  Global Equities
                                                                               Portfolio    Portfolio   Portfolio      Portfolio
                                                                               ----------  ----------  -----------  ---------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (2,540)  $   1,077   $   6,655      $  (3,132)
   Net realized gain (loss) on investments                                         (3,791)    (11,777)     (5,923)       (27,560)
   Capital gain distributions from mutual funds                                        --          --       2,623             --
   Net unrealized appreciation (depreciation) of investments                      (50,697)    (67,169)     20,332       (107,067)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from operations                 (57,028)    (77,869)     23,687       (137,759)
                                                                                ---------   ---------   ---------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     193,340     142,925     461,513        193,693
   Administrative charges                                                              --          --          --             --
   Cost of insurance                                                             (136,121)    (85,070)   (112,966)       (96,806)
   Policy loans                                                                    (3,561)      5,533          (5)        (3,531)
   Death benefit                                                                       --        (142)         --             --
   Contract withdrawals                                                           (14,236)    (19,479)     (3,340)        (5,389)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from operations                  39,422      43,767     345,202         87,967
                                                                                ---------   ---------   ---------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (17,606)    (34,102)    368,889        (49,792)

NET ASSETS:
   Beginning of period                                                            491,365     348,955     185,954        438,432
                                                                                ---------   ---------   ---------      ---------
   End of period                                                                $ 473,759   $ 314,853   $ 554,843      $ 388,640
                                                                                =========   =========   =========      =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $   3,927   $   9,036   $  13,960      $  63,430
   Net realized gain (loss) on investments                                        (76,844)     (4,417)       (211)       (97,160)
   Net unrealized appreciation (depreciation) of investments                       63,209     (15,707)    (12,044)       (51,328)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from operations                  (9,708)    (11,088)      1,705        (85,058)
                                                                                ---------   ---------   ---------      ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     334,386     225,002     179,536        249,811
   Administrative charges                                                              --          --          --             --
   Cost of insurance                                                             (102,385)    (61,150)    (23,327)       (84,559)
   Policy loans                                                                    (1,307)     (6,449)       (205)          (878)
   Death benefit                                                                       --          --          --             --
   Contract withdrawals                                                            (5,356)   (240,703)         (5)        (1,312)
                                                                                ---------   ---------   ---------      ---------
      Increase (decrease) in net assets resulting from principal transactions     225,338     (83,300)    155,999        163,062
                                                                                ---------   ---------   ---------      ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        215,630     (94,388)    157,704         78,004

NET ASSETS:
   Beginning of period                                                            275,735     443,343      28,250        360,428
                                                                                ---------   ---------   ---------      ---------
   End of period                                                                $ 491,365   $ 348,955   $ 185,954      $ 438,432
                                                                                =========   =========   =========      =========

See accompanying notes.

                                    VA II-36

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                Sub-accounts
                                                                               ------------------------------------------------
                                                                               SunAmerica
                                                                                Goldman    SunAmerica   SunAmerica   SunAmerica
                                                                                 Sachs      Growth-       Growth     High-Yield
                                                                                Research    Income     Opportunties     Bond
                                                                               Portfolio   Portfolio     Portfolio   Portfolio
                                                                               ----------  ----------  ------------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $   (166)  $    3,027         (82)    $  17,214
   Net realized gain (loss) on investments                                        (1,598)    (127,152)     (5,375)       (5,646)
   Capital gain distributions from mutual funds                                       --           --          --            --
   Net unrealized appreciation (depreciation) of investments                      90,242     (361,888)     (9,422)      (35,387)
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from operations                 88,478     (486,013)    (14,879)      (23,819)
                                                                                --------   ----------    --------     ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    (78,616)     743,151      40,586        92,621
   Administrative charges                                                             --           --          --            --
   Cost of insurance                                                              (2,961)    (390,847)     (8,072)      (23,469)
   Policy loans                                                                       --      (18,840)     (2,350)       (1,791)
   Death benefit                                                                      --           --          --            --
   Contract withdrawals                                                               --      (69,629)        (35)       (7,048)
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from operations                (81,577)     263,835      30,129        60,313
                                                                                --------   ----------    --------     ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         6,901     (222,178)     15,250        36,494

NET ASSETS:
   Beginning of period                                                             8,891    1,926,924      19,393        86,419
                                                                                --------   ----------    --------     ---------
   End of period                                                                $ 15,792   $1,704,746    $ 34,643     $ 122,913
                                                                                ========   ==========    ========     =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $    (63)  $   93,141    $    (52)    $   9,954
   Net realized gain (loss) on investments                                        (3,688)    (114,157)       (739)      (46,152)
   Net unrealized appreciation (depreciation) of investments                         471     (229,534)       (154)       30,554
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from operations                 (3,280)    (250,550)       (945)       (5,644)
                                                                                --------   ----------    --------     ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      6,538    1,142,934      22,196        52,001
   Administrative charges                                                             --           --          --            --
   Cost of insurance                                                                (444)    (264,399)     (1,858)      (18,715)
   Policy loans                                                                      (32)      (1,499)         --          (725)
   Death benefit                                                                      --           --          --            --
   Contract withdrawals                                                               --      (21,933)         --      (136,104)
                                                                                --------   ----------    --------     ---------
      Increase (decrease) in net assets resulting from principal transactions      6,062      855,103      20,338      (103,543)
                                                                                --------   ----------    --------     ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,782      604,553      19,393      (109,187)

NET ASSETS:
   Beginning of period                                                             6,109    1,322,371          --       195,606
                                                                                --------   ----------    --------     ---------
   End of period                                                                $  8,891   $1,926,924    $ 19,393     $  86,419
                                                                                ========   ==========    ========     =========

See accompanying notes.

                                    VA II-37

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                   Sub-accounts
                                                                               ----------------------------------------------------
                                                                                SunAmerica     SunAmerica                SunAmerica
                                                                               International  International  SunAmerica      MFS
                                                                                Diversified    Growth and     Marsico    Growth and
                                                                                 Equities        Income        Growth      Income
                                                                                 Portfolio     Portfolio      Portfolio   Portfolio
                                                                               -------------  -------------  ----------  ----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $  (2,581)     $    (968)    $ (2,279)  $     463
   Net realized gain (loss) on investments                                         (21,908)       (24,614)       1,220     (24,416)
   Capital gain distributions from mutual funds                                         --             --           --          --
   Net unrealized appreciation (depreciation) of investments                       (93,059)      (196,978)     (44,888)   (102,993)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from operations                 (117,548)      (222,560)     (45,947)   (126,946)
                                                                                 ---------      ---------     --------   ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      214,210        281,091      228,790     174,809
   Administrative charges                                                               --             --           --          --
   Cost of insurance                                                               (85,794)      (115,725)     (68,089)    (88,684)
   Policy loans                                                                      5,608         (2,777)      (6,170)       (209)
   Death benefit                                                                        --             --           --          --
   Contract withdrawals                                                            (12,080)       (23,191)      (3,597)    (10,515)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from operations                  121,944        139,398      150,934      75,401
                                                                                 ---------      ---------     --------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                           4,396        (83,162)     104,987     (51,545)

NET ASSETS:
   Beginning of period                                                             325,515        551,034      246,339     518,334
                                                                                 ---------      ---------     --------   ---------
   End of period                                                                 $ 329,911      $ 467,872     $351,326   $ 466,789
                                                                                 =========      =========     ========   =========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $  22,115      $  21,699     $   (170)  $  23,390
   Net realized gain (loss) on investments                                        (185,757)       (68,053)      (1,559)    (40,264)
   Net unrealized appreciation (depreciation) of investments                        36,688       (120,434)       2,750     (63,779)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from operations                 (126,954)      (166,788)       1,021     (80,653)
                                                                                 ---------      ---------     --------   ---------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      206,433        275,953      263,571     270,201
   Administrative charges                                                               --             --           --          --
   Cost of insurance                                                               (76,235)      (100,794)     (17,360)    (72,209)
   Policy loans                                                                     (5,599)        (2,298)        (713)     (1,381)
   Death benefit                                                                        --             --           --          --
   Contract withdrawals                                                           (165,390)      (131,222)        (180)     (1,328)
                                                                                 ---------      ---------     --------   ---------
      Increase (decrease) in net assets resulting from principal transactions      (40,791)        41,639      245,318     195,283
                                                                                 ---------      ---------     --------   ---------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (167,745)      (125,149)     246,339     114,630

NET ASSETS:
   Beginning of period                                                             493,260        676,183           --     403,704
                                                                                 ---------      ---------     --------   ---------
   End of period                                                                 $ 325,515      $ 551,034     $246,339   $ 518,334
                                                                                 =========      =========     ========   =========

See accompanying notes.

                                    VA II-38

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                 Sub-accounts
                                                                               ------------------------------------------------
                                                                                SunAmerica  SunAmerica  SunAmerica
                                                                               MFS Mid-Cap   MFS Total    Putnam    SunAmerica
                                                                                  Growth      Return      Growth    Real Estate
                                                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                                               -----------  ----------  ----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                 $  (10,204)  $  13,921   $  (4,969)      4,925
   Net realized gain (loss) on investments                                        (178,669)     (8,769)    (53,298)      1,481
   Capital gain distributions from mutual funds                                         --       5,056          --          --
   Net unrealized appreciation (depreciation) of investments                      (753,771)    (54,965)   (284,380)      2,289
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from operations                 (942,644)    (44,757)   (342,647)      8,695
                                                                                ----------   ---------   ---------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      913,862     262,563     422,638     202,232
   Administrative charges                                                               --          --          --          --
   Cost of insurance                                                              (381,392)   (138,021)   (192,149)    (40,158)
   Policy loans                                                                     (2,869)     (3,230)     (4,665)       (256)
   Death benefit                                                                      (119)         --        (139)         --
   Contract withdrawals                                                            (58,359)    (18,454)    (15,607)     (2,084)
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from operations                  471,123     102,858     210,078     159,734
                                                                                ----------   ---------   ---------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (471,521)     58,101    (132,569)    168,429

NET ASSETS:
   Beginning of period                                                           1,714,088     693,947     934,335     129,134
                                                                                ----------   ---------   ---------    --------
   End of period                                                                $1,242,567   $ 752,048   $ 801,766    $297,563
                                                                                ==========   =========   =========    ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                 $  238,780   $  27,785   $  26,630    $  3,010
   Net realized gain (loss) on investments                                        (114,337)      9,221    (130,554)      1,995
   Net unrealized appreciation (depreciation) of investments                      (393,938)    (35,380)   (141,271)      1,044
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from operations                 (269,495)      1,626    (245,195)      6,049
                                                                                ----------   ---------   ---------    --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option    1,423,207     513,046     488,927     102,454
   Administrative charges                                                               --          --          --          --
   Cost of insurance                                                              (308,794)    (82,593)   (160,048)    (17,668)
   Policy loans                                                                     (9,423)     (1,137)        876        (261)
   Death benefit                                                                        --          --          --          --
   Contract withdrawals                                                            (24,270)     (3,606)     (6,768)       (236)
                                                                                ----------   ---------   ---------    --------
      Increase (decrease) in net assets resulting from principal transactions    1,080,720     425,710     322,987      84,289
                                                                                ----------   ---------   ---------    --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         811,225     427,336      77,792      90,338

NET ASSETS:
   Beginning of period                                                             902,863     266,611     856,543      38,796
                                                                                ----------   ---------   ---------    --------
   End of period                                                                $1,714,088   $ 693,947   $ 934,335    $129,134
                                                                                ==========   =========   =========    ========

See accompanying notes.

                                    VA II-39

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                                Sub-accounts
                                                                               -----------------------------------------------
                                                                                                       SunAmerica   SunAmerica
                                                                               SunAmerica  SunAmerica    Telecom    Worldwide
                                                                                Balanced   Technology    Utility   High Income
                                                                                Portfolio   Portfolio   Portfolio   Portfolio
                                                                               ----------  ----------  ----------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                $   19,795   $   (490)   $  7,265     $  5,674
   Net realized gain (loss) on investments                                        (38,096)    (4,712)     (3,305)        (164)
   Capital gain distributions from mutual funds                                        --         --          --           --
   Net unrealized appreciation (depreciation) of investments                      372,705    (16,671)    (26,483)     (12,395)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from operations                 354,404    (21,873)    (22,523)      (6,885)
                                                                               ----------   --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      (2,717)    41,564      31,264       17,385
   Administrative charges                                                              --         --          --           --
   Cost of insurance                                                             (200,978)    (9,676)    (19,760)      (5,543)
   Policy loans                                                                   (17,007)    (2,102)        (31)          --
   Death benefit                                                                       --         --          --           --
   Contract withdrawals                                                           (26,283)       (32)     (1,709)        (377)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from operations                (246,985)    29,754       9,764       11,465
                                                                               ----------   --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        107,419      7,881     (12,759)       4,580

NET ASSETS:
   Beginning of period                                                            919,027     25,635      86,776       40,195
                                                                               ----------   --------    --------     --------
   End of period                                                               $1,026,446   $ 33,516    $ 74,017     $ 44,775
                                                                               ==========   ========    ========     ========

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                $   39,671   $   (104)   $  2,257     $  4,631
   Net realized gain (loss) on investments                                        (56,482)   (10,160)     (3,984)      (1,224)
   Net unrealized appreciation (depreciation) of investments                      (66,373)       874     (11,821)      (5,458)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from operations                 (83,184)    (9,390)    (13,548)      (2,051)
                                                                               ----------   --------    --------     --------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option     727,343     31,270      63,017       21,740
   Administrative charges                                                              --         --          --           --
   Cost of insurance                                                             (132,396)    (1,857)    (16,656)      (4,190)
   Policy loans                                                                    (3,912)        --      (1,457)          --
   Death benefit                                                                       --         --          --           --
   Contract withdrawals                                                            (5,215)        --        (928)         (12)
                                                                               ----------   --------    --------     --------
      Increase (decrease) in net assets resulting from principal transactions     585,820     29,413      43,976       17,538
                                                                               ----------   --------    --------     --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        502,636     20,023      30,428       15,487

NET ASSETS:
   Beginning of period                                                            416,391      5,612      56,348       24,708
                                                                               ----------   --------    --------     --------
   End of period                                                               $  919,027   $ 25,635    $ 86,776     $ 40,195
                                                                               ==========   ========    ========     ========

See accompanying notes.

                                    VA II-40

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT II

                                                                                       Sub-accounts
                                                                               ----------------------------
                                                                                 Van Eck
                                                                                Worldwide        Van Eck
                                                                                 Emerging    Worldwide Hard
                                                                               Markets Fund    Assets Fund
                                                                               ------------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                                  $   (945)      $  (101)
   Net realized gain (loss) on investments                                         (2,432)          142
   Capital gain distributions from mutual funds                                        --            --
   Net unrealized appreciation (depreciation) of investments                       (1,658)       (2,284)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from operations                  (5,035)       (2,243)
                                                                                 --------       -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      46,979         8,719
   Administrative charges                                                              --            --
   Cost of insurance                                                              (18,958)       (4,240)
   Policy loans                                                                    (9,548)          (77)
   Death benefit                                                                       --            --
   Contract withdrawals                                                            (3,601)       (1,001)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from operations                  14,872         3,401
                                                                                 --------       -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                          9,837         1,158

NET ASSETS:
   Beginning of period                                                            127,320        54,402
                                                                                 --------       -------
   End of period                                                                 $137,157       $55,560
                                                                                 ========       =======

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                                  $ (1,052)      $   128
   Net realized gain (loss) on investments                                          1,922          (400)
   Net unrealized appreciation (depreciation) of investments                       (3,524)       (6,861)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from operations                  (2,654)       (7,133)
                                                                                 --------       -------

PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to) other sub-accounts or fixed rate option      43,397         8,836
   Administrative charges                                                              --            --
   Cost of insurance                                                              (15,047)       (3,920)
   Policy loans                                                                        (6)         (660)
   Death benefit                                                                       --            --
   Contract withdrawals                                                            (5,817)         (887)
                                                                                 --------       -------
      Increase (decrease) in net assets resulting from principal transactions      22,527         3,369
                                                                                 --------       -------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                         19,873        (3,764)

NET ASSETS:
   Beginning of period                                                            107,447        58,166
                                                                                 --------       -------
   End of period                                                                 $127,320       $54,402
                                                                                 ========       =======

See accompanying notes.

                                    VA II-41

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account II (the "Separate Account") was established by AIG Life Insurance Company (the "Company") on May 4, 1995 to fund individual and group flexible premium variable universal life policies issued by the Company. The following products are offered by the Separate Account: Vision, Executive Advantage, Gallery Life, Gemstone Life, Polaris Life and Polaris Survivorship Life. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), American Century Variable Portfolios, Inc. ("American Century Fund"), Anchor Series Trust ("Anchor Trust"), Berger Institutional Products Trust ("Berger IPT Trust"), Credit Suisse Trust ("Credit Suisse Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Variable Insurance Products Fund ("Fidelity Fund"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Trust"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs Trust"), J.P. Morgan Series Trust II ("J.P. Morgan Trust"), The Universal Institutional Funds, Inc. ("The UIF Fund"), Neuberger Berman Advisors Management Trust ("Neuberger Berman AMT Trust"), Oppenheimer Variable Account Funds ("Oppenheimer Fund"), PIMCO Variable Insurance Trust ("PIMCO Trust"), SunAmerica Series Trust ("SunAmerica"), and Van Eck Worldwide Insurance Trust ("Van Eck Trust"). The assets in the policies may be invested in the following sub-accounts:

AIM Fund:                                                 Fidelity Fund:
   Capital Appreciation Fund                                 Asset Manager Portfolio
   International Growth Fund                                 Balanced Portfolio **
                                                             Contrafund Portfolio
Alliance Fund:                                               Growth Portfolio
   AllianceBernstein Real Estate Investment Portfolio *      High Income Portfolio
   AllianceBernstein Utility Income Portfolio *              Index 500 Portfolio
   Americas Conservative Investors Portfolio                 Investment Grade Bond Portfolio
   Global Bond Portfolio                                     Money Market Portfolio
   Global Dollar Government Portfolio                        Overseas Portfolio
   Growth Portfolio
   Growth & Income Portfolio                              Franklin Templeton Trust:
   Growth Investors                                          Developing Markets Securities Fund - class 2 **
   International Portfolio                                   Foreign Securities Fund - class 2 **
   Money Market Portfolio                                    Global Asset Allocation Fund - class 1
   Premier Growth Portfolio                                  Growth Securities Fund - class 2 **
   Quasar Portfolio
   Technology Portfolio                                   Goldman Sachs Trust:
   Total Return Portfolio                                    CORE sm Large Cap Growth Fund **
   U.S. Government/High Grade Securities Portfolio           CORE sm U.S. Equity Fund **
   Worldwide Privatization Portfolio **                      Global Income Fund **
                                                             International Equity Fund **
American Century Fund:
   VP Capital Appreciation Fund                           J.P. Morgan Trust:
   VP Income & Growth Fund                                   Bond Portfolio
   VP International Fund                                     U.S. Disciplined Equity Portfolio

Anchor Trust:                                             Neuberger Berman AMT Trust:
   Capital Appreciation Portfolio                            AMT Limited Maturity Bond Portfolio
   Government and Quality Bond Portfolio                     AMT Partners Portfolio
   Growth Portfolio
   Natural Resources Portfolio                            Oppenheimer Fund:
                                                             Global Securities Fund/VA
Berger IPT Trust:                                            Main Street Growth & Income Fund/VA
   New Generation Fund **
   Small Company Growth Fund **                           PIMCO Trust:
                                                             Long-Term U.S. Government Portfolio **
Credit Suisse Trust:                                         Total Return Portfolio **
   Emerging Growth Portfolio **
   Emerging Markets Portfolio **                          SunAmerica:
   Global Post-Venture Capital Portfolio **                  Aggressive Growth Portfolio
   International Focus Portfolio **                          Alliance Growth Portfolio
   Large Cap Value Portfolio **                              Asset Allocation Portfolio
   Small Cap Growth Portfolio **                             Blue Chip Growth Portfolio
                                                             Cash Management Portfolio
Dreyfus Fund:                                                Corporate Bond Portfolio
   Small Company Stock Portfolio                             Davis Venture Value Portfolio
   Stock Index Portfolio                                     "Dogs" of Wall Street Portfolio

                                    VA II-42

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Note A - Organization - Continued

SunAmerica (Cont.)                                        SunAmerica (Cont.)
   Emerging Markets Portfolio                                Small Company Value Portfolio **
   Equity Income Portfolio **                                SunAmerica Balanced Portfolio
   Equity Index Portfolio **                                 Technology Portfolio
   Federated Value Portfolio                                 Telecom Utility Portfolio
   Global Bond Portfolio                                     Worldwide High Income Portfolio
   Global Equities Portfolio
   Goldman Sachs Research Portfolio                       The UIF Fund:
   Growth-Income Portfolio                                   Core Plus Fixed Income Portfolio
   Growth Opportunities Portfolio                            Emerging Markets Equity Portfolio **
   High-Yield Bond Portfolio                                 High Yield Portfolio **
   International Diversified Equities Portfolio              Mid Cap Growth Portfolio **
   International Growth and Income Portfolio                 Mid Cap Value Portfolio
   Marsico Growth Portfolio                                  Money Market Portfolio
   MFS Growth and Income Portfolio                           Technology Portfolio **
   MFS Mid-Cap Growth Portfolio
   MFS Total Return Portfolio                             Van Eck Trust:
   Putnam Growth Portfolio                                   Worldwide Emerging Markets Fund
   Real Estate Portfolio                                     Worldwide Hard Assets Fund

* On 10/26/01 the Alliance Real Estate Investment Portfolio merged with the Bernstein Real Estate Investment Portfolio. The Alliance Utility Income Portfolio merged with the Bernstein Utility Income Portfo0lio.

** These sub-accounts had no activity during 2001 or 2002.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to the SunAmerica Funds.

     In addition to the one hundred and one sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus for a complete description of the available funds and the fixed account.

     Net premiums from the policies are allocated to the sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statements of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting policies followed by the Separate Account and the methods of applying those principles is presented below.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security Valuation - The investment in share of mutual funds are stated at the net asset value as determined by the funds, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     The presentation of capital gain distributions in the 2002 Statements of Changes in Net Assets differs from the 2001 statements. The distributions are presented as a separate line item in 2002 but were included as a component of net investment income in 2001.

     Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

     Federal Income Taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VA II-43

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Note C - Policy Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges
     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Executive Advantage Product

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment will consist of state & local premium taxes, federal tax, and sales charge based upon the insured's place of residence.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, from .50% and not to exceed 1.00% of the account value of the policies.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges
     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premiums. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Gemstone Life Product

There are charges and deductions for which the Company will deduct from each policy. Currently, the deduction is 5% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount for policy years 1-10. Beginning in policy year 11, we currently charge 3% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .35% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (c)  supplemental benefit charges or riders
     (d)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                                    VA-II-44

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

Note C - Policy Charges - Continued

Polaris Life and Polaris Survivorship Life Products

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges
     (b)  insurance charges
     (e)  supplemental benefit charges or riders
     (f)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                                    VA II-45

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                              Cost of     Proceeds from
                       Sub-accounts                          Purchases        Sales
---------------------------------------------------------   -----------   -------------
AIM Capital Appreciation Fund                               $   117,116    $    98,803
AIM International Growth Fund                                   141,618        270,783
AllianceBernstein Real Estate Investment Portfolio              103,968          9,956
AllianceBernstein Utility Income Portfolio                       56,385         16,880
Alliance Global Bond Portfolio                                   14,510          2,723
Alliance Global Dollar Government Portfolio                          18              7
Alliance Growth Portfolio                                       276,809        333,051
Alliance Growth & Income Portfolio                              856,708        563,944
Alliance Money Market Portfolio                                  19,276        234,815
Alliance Premier Growth Portfolio                               362,546        235,523
Alliance Quasar Portfolio                                        38,120         23,987
Alliance Technology Portfolio                                   349,570        284,469
Alliance Total Return Portfolio                                  51,239         27,476
Alliance U.S. Government/ High Grade Securities Portfolio            26             36
American Century VP Capital Appreciation Fund                    24,364          3,057
American Century VP Income & Growth Fund                         74,712         35,201
American Century VP International Fund                           77,321         40,733
Anchor Capital Appreciation Portfolio                           969,874        622,964
Anchor Government & Quality Bond Portfolio                      479,741        162,266
Anchor Growth Portfolio                                         438,462        300,521
Anchor Natural Resources Portfolio                              119,213         40,708
Dreyfus Small Company Stock Portfolio                           309,670        207,061
Dreyfus Stock Index Portfolio                                 2,817,695      1,604,579
Fidelity Asset Manager Portfolio                                560,299        248,887
Fidelity Contrafund Portfolio                                   493,361        316,180
Fidelity Growth Portfolio                                       503,543        636,525
Fidelity High Income Portfolio                                  123,490         42,234
Fidelity Index 500 Portfoio                                      68,858         34,984
Fidelity Investment Grade Bond Portfolio                        591,987        233,695
Fidelity Money Market Portfolio                               3,743,805      4,798,040
Fidelity Overseas Portfolio                                      74,801         68,532
Franklin Templeton Global Asset Allocation Fund - class 1        67,557          6,152
JPMorgan Bond Portfolio                                          92,012         31,928
JPMorgan U.S. Disciplined Equity Portfolio                       16,453          3,728
UIF Core Plus Fixed Income Portfolio                            130,465         71,325
UIF Mid Cap Value Portfolio                                     200,781        100,649
UIF Money Market Portfolio                                      136,467         66,144
Neuberger Berman AMT Limited Maturity Bond Portfolio             28,310          6,552
Neuberger Berman AMT Partners Portfolio                         377,719         82,084
Oppenheimer Global Securities Fund/VA                           154,386         32,508
Oppenheimer Main Street Growth & Income Fund/VA                 245,519         88,410
SunAmerica Aggressive Growth Portfolio                          415,730        181,632
SunAmerica Alliance Growth Portfolio                            727,279        479,505
SunAmerica Asset Allocation Portfolio                           106,556         49,922
SunAmerica Blue Chip Growth Portfolio                            61,402         16,792
SunAmerica Cash Management Portfolio                          2,708,634      3,677,269
SunAmerica Corporate Bond Portfolio                             212,442         56,621
SunAmerica Davis Venture Value Portfolio                        655,517        240,497
SunAmerica "Dogs" of Wall Street Portfolio                      108,830         52,435
SunAmerica Emerging Markets Portfolio                           148,566        122,047
SunAmerica Federated Value Portfolio                            118,445         73,622

                                    VA II-46

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                              Cost of     Proceeds from
                       Sub-accounts                          Purchases        Sales
---------------------------------------------------------   -----------   -------------
SunAmerica Global Bond Portfolio                            $   462,391    $   107,867
SunAmerica Global Equities Portfolio                            140,792         55,735
SunAmerica Goldman Sachs Research Portfolio                      20,730         10,855
SunAmerica Growth-Income Portfolio                              549,322        300,460
SunAmerica Growth Opportunities Portfolio                        51,478         20,500
SunAmerica High-Yield Bond Portfolio                             88,330         24,857
SunAmerica International Diversified Equities Portfolio         175,219         55,870
SunAmerica International Growth and Income Portfolio            107,046         64,726
SunAmerica Marsico Growth Portfolio                             198,913         50,258
SunAmerica MFS Growth and Income Portfolio                      158,408         82,420
SunAmerica MFS Mid-Cap Growth Portfolio                         650,981        190,158
SunAmerica MFS Total Return Portfolio                           250,574        128,648
SunAmerica Putnam Growth Portfolio                              240,325         98,430
SunAmerica Real Estate Portfolio                                191,065         26,426
SunAmerica SunAmerica Balanced Portfolio                        439,176        135,171
SunAmerica Technology Portfolio                                  40,119         11,926
SunAmerica Telecom Utility Portfolio                             24,913          7,904
SunAmerica Worldwide High Income Portfolio                       11,473          1,131
Van Eck Worldwide Emerging Markets Fund                          29,033         15,708
Van Eck Worldwide Hard Assets Fund                                4,946          1,652

Total                                                       $24,407,409    $18,329,144
                                                            ===========    ===========

                                    VA II-47

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

     The following is a summary of fund shares owned as of December 31, 2002.

                                                                                      Value of                  Unrealized
                                                                          Net Asset   Shares at    Cost of    Appreciation/
                       Sub-accounts                            Shares       Value      Market    Shares Held  (Depreciation)
---------------------------------------------------------  -------------  ---------  ----------  -----------  --------------
AIM Capital Appreciation Fund                                 27,607.458    $16.43   $  453,591   $  711,627   $  (258,036)
AIM International Growth Fund                                 46,438.814     12.49      580,021      978,966      (398,945)
AllianceBernstein Real Estate Investment Portfolio            20,940.704     11.52      241,237      237,420         3,817
AllianceBernstein Utility Income Portfolio                     9,945.273     12.86      127,896      167,117       (39,221)
Alliance Global Bond Portfolio                                 2,819.129     12.63       35,606       31,924         3,682
Alliance Global Dollar Government Portfolio                       22.532     11.43          258          220            38
Alliance Growth Portfolio                                    187,198.002     11.81    2,210,808    4,520,854    (2,310,046)
Alliance Growth & Income Portfolio                           152,922.628     16.62    2,541,574    3,225,087      (683,513)
Alliance Money Market Porfolio                               422,403.930      1.00      422,404      422,404            --
Alliance Premier Growth Porfolio                              45,141.203     17.45      787,714    1,253,964      (466,250)
Alliance Quasar Portfolio                                     43,247.639      6.83      295,381      487,938      (192,557)
Alliance Technology Portfolio                                121,723.829     10.05    1,223,324    2,941,442    (1,718,118)
Alliance Total Return Portfolio                               18,666.676     15.30      285,600      335,904       (50,304)
Alliance U.S. Government/High Grade Securities Portfolio          71.255     12.54          894          860            34
American Century VP Capital Apprreciation Fund                 8,657.883      5.91       51,168       62,660       (11,492)
American Century VP Income & Growth Fund                      21,093.449      5.16      108,842      127,239       (18,397)
American Century VP International Fund                         7,616.173      5.21       39,680       39,680            --
Anchor Capital Appreciation Portfolio                         88,768.580     22.90    2,033,025    2,735,687      (702,662)
Anchor Government and Quality Bond Portfolio                  55,781.929     15.60      870,050      840,949        29,101
Anchor Growth Portfolio                                       56,539.956     19.35    1,093,821    1,523,275      (429,454)
Anchor Natural Resources Portfolio                            15,458.024     17.97      277,837      284,232        (6,395)
Dreyfus Small Company Stock Portfolio                         49,877.609     14.25      710,756      883,026      (172,270)
Dreyfus Stock Index Portfolio                                218,673.450     22.47    4,913,592    6,632,296    (1,718,704)
Fidelity Asset Manager Portfolio                             110,588.089     12.75    1,409,998    1,674,631      (264,633)
Fidelity Contrafund Portfolio                                 68,728.725     18.10    1,243,990    1,529,934      (285,944)
Fidelity Growth Portfolio                                    138,397.958     23.44    3,244,048    5,770,707    (2,526,659)
Fidelity High Income Portfolio                                63,573.609      5.93      376,992      508,727      (131,735)
Fidelity Index 500 Portfolio                                     365.453     99.92       36,516       36,516            --
Fidelity Investment Grade Bond Portfolio                      72,883.909     13.70      998,510      919,273        79,237
Fidelity Money Market Portfolio                            3,188,423.930      1.00    3,188,424    3,188,424            --
Fidelity Overseas Portfolio                                   31,706.868     10.98      348,141      607,468      (259,327)
Franklin Templeton Global Asset Allocation Fund - class 1      7,548.149     14.59      110,127      113,804        (3,677)
JPMorgan Bond Portfolio                                       10,099.989     12.54      126,654      120,344         6,310
JPMorgan U.S. Disciplined Equity Portfolio                     4,055.731      9.84       39,908       50,556       (10,648)
UIF Core Plus Fixed Income Portfolio                           6,656.314     11.12       74,018       74,055           (37)
UIF Mid Cap Value Portfolio                                    9,918.985     10.48      103,951      103,951            --
UIF Money Market Portfolio                                    73,193.330      1.00       73,193       73,193            --
Neuberger Berman AMT Limited Maturity Bond Portfolio           3,343.422     13.50       45,136       44,461           675
Neuberger Berman AMT Partners Portfolio                       28,851.231     11.40      328,904      364,445       (35,541)
Oppenheimer Global Securities Fund/VA                         11,576.906     17.70      204,911      241,483       (36,572)
Oppenheimer Main Street Growth & Income Fund/VA               25,032.977     15.32      383,505      450,472       (66,967)

                                    VA II-48

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

     The following is a summary of fund shares owned as of December 31, 2002.

                                                                                     Value of                   Unrealized
                                                                         Net Asset   Shares at     Cost of    Appreciation/
                       Sub-accounts                            Shares      Value       Market    Shares Held  (Depreciation)
----------------------------------------------------------  -----------  ---------  -----------  -----------  --------------
SunAmerica Aggressive Growth Portfolio                      173,033.282    $ 6.79   $ 1,175,280  $ 2,085,976   $   (910,696)
SunAmerica Alliance Growth Portfolio                        175,261.542     13.98     2,449,370    4,262,747     (1,813,377)
SunAmerica Asset Allocation Portfolio                        21,087.322     11.55       243,535      274,917        (31,382)
SunAmerica Blue Chip Growth Portfolio                        10,296.554      4.85        49,921       62,932        (13,011)
SunAmerica Cash Management Portfolio                        432,116.796     10.83     4,679,325    4,807,920       (128,595)
SunAmerica Corporate Bond Portfolio                          25,693.133        11       287,420      288,916         (1,496)
SunAmerica Davis Venture Value Portfolio                    105,054.008     17.58     1,847,103    2,423,663       (576,560)
SunAmerica "Dogs" of Wall Street Portfolio                   19,965.160      8.56       170,943      187,172        (16,229)
SunAmerica Emerging Markets Portfolio                        77,376.612      6.12       473,759      536,905        (63,146)
SunAmerica Federated Value Portfolio                         26,236.835     12.00       314,866      396,116        (81,250)
SunAmerica Global Bond Portfolio                             50,886.625     10.90       554,886      546,268          8,618
SunAmerica Global Equities Portfolio                         47,440.049      8.20       388,852      624,621       (235,769)
SunAmerica Goldman Sachs Research Portfolio                   2,999.210      5.25        15,755       16,865         (1,110)
SunAmerica Growth - Income Portfolio                         98,394.739     17.33     1,705,339    2,454,853       (749,514)
SunAmerica Growth Opportunities Portfolio                     9,751.742      3.55        34,633       45,151        (10,518)
SunAmerica High-Yield Bond Portfolio                         22,248.416      5.52       122,920      156,243        (33,323)
SunAmerica International Diversified Equities Portfolio      60,506.608      5.45       329,918      493,339       (163,421)
SunAmerica International Growth and Income Portfolio         63,077.277      7.42       468,003      687,003       (219,000)
SunAmerica Marsico Growth Portfolio                          45,926.568      7.65       351,326      393,464        (42,138)
SunAmerica MFS Growth and Income Portfolio                   54,287.664      8.60       466,792      637,547       (170,755)
SunAmerica MFS Mid-Cap Growth Portfolio                     214,572.737      5.79     1,242,567    2,449,133     (1,206,566)
SunAmerica MFS Total Return Portfolio                        52,851.345     14.23       752,119      819,249        (67,130)
SunAmerica Putnam Growth Portfolio                           71,118.676     11.28       801,915    1,322,262       (520,347)
SunAmerica Real Estate Portfolio                             26,577.331     11.20       297,554      291,544          6,010
SunAmerica SunAmerica Balanced Portfolio                     86,720.828     11.83     1,025,833    1,297,128       (271,295)
SunAmerica Technology Portfolio                              18,666.785      1.79        33,372       49,659        (16,287)
SunAmerica Telecom Utility Portfolio                         10,473.792      7.06        73,973      115,530        (41,557)
SunAmerica Worldwide High Income Portfolio                    6,872.914      6.46        44,391       56,841        (12,450)
Van Eck Worldwide Emerging Markets Fund                      17,307.267      7.89       136,554      170,790        (34,236)
Van Eck Worldwide Hard Assets Fund                            5,393.622     10.30        55,554       57,145         (1,591)

Total                                                                               $52,235,783  $72,329,114   $(20,093,331)
                                                                                    ===========  ===========   ============

                                    VA II-49

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                  Sub-accounts
                                     ---------------------------------------------------------------------------
                                          AIM           AIM          AIM            AIM        AllianceBernstein
                                        Capital       Capital    International  International     Real Estate
                                     Appreciation  Appreciation      Growth         Growth         Investment
                                        Fund/1/       Fund/6/       Fund/1/        Fund/6/        Portfolio/6/
                                     ------------  ------------  -------------  -------------  -----------------
Units, at the Beginning of the Year   45,507.870    11,569.584     73,078.549     13,815.430      13,369.257
Units Purchased                       11,219.820     9,917.400     14,137.518      7,350.418       6,135.059
Units Withdrawn                       (9,655.109)   (3,802.395)   (29,026.591)    (2,911.180      (2,807.698)
Units Transferred between Funds       (4,709.250)    1,281.281     (2,191.358)       219.503       4,739.221
                                      ----------    ----------    -----------     ----------      ----------
Units, at the End of the Year         42,363.331    18,965.870     55,998.118     18,474.171      21,435.839
                                      ==========    ==========    ===========     ==========      ==========

                                                                                                              Alliance
                                     AllianceBernstein                                          Alliance       Global
                                        Real Estate     AllianceBernstein  AllianceBernstein     Global        Dollar
                                         Investment      Utility Income     Utility Income        Bond       Government
                                        Portfolio/2/      Portfolio/2/       Porfolio/6/      Portfolio/1/  Portfolio/2/
                                     -----------------  -----------------  -----------------  ------------  ------------
Units, at the Beginning of the Year      283.690             55.371           15,300.795        1,961.398      19.514
Units Purchased                            0.000              0.000            7,144.879          387.317       0.000
Units Withdrawn                          (35.531)            (5.674)          (3,389.973)        (282.116)     (1.209)
Units Transferred between Funds            0.004             (0.001)           1,805.278          988.791      (0.004)
                                         -------             ------           ----------        ---------      ------
Units, at the End of the Year            248.163             49.696           20,860.979        3,055.390      18.301
                                         =======             ======           ==========        =========      ======

                                                     Alliance      Alliance      Alliance      Alliance
                                       Alliance      Growth &      Growth &      Growth &       Money
                                        Growth        Income        Income        Income        Market
                                     Portfolio/3/  Portfolio/3/  Portfolio/5/  Portfolio/5/  Portfolio/2/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year  169,713.363   119,052.340         0.000      4,331.250    54,096.457
Units Purchased                       33,723.064    23,714.437     5,939.540     11,128.315     1,346.595
Units Withdrawn                      (30,173.721)  (20,506.955)     (711.837)      (386.454)  (19,729.383)
Units Transferred between Funds       (5,688.043)   (1,622.451)   11,564.656    (15,073.111)       (0.042)
                                     -----------   -----------    ----------    -----------   -----------
Units, at the End of the Year        167,574.663   120,637.371    16,792.359          0.000    35,713.627
                                     ===========   ===========    ==========    ===========   ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-50

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                            Sub-accounts
                                     --------------------------------------------------------------------
                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Premier       Premier        Premier       Premier       Premier
                                        Growth        Growth        Growth        Growth        Growth
                                     Portfolio/1/  Portfolio/2/  Portfolio/5/  Portfolio/6/  Portfolio/5/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   53,077.917    1,087.950     2,045.479    29,274.277         0.000
Units Purchased                       17,631.035      174.612     5,583.287    15,846.766     2,730.407
Units Withdrawn                      (15,045.768)     (67.012)     (185.791)   (6,334.258)     (326.364)
Units Transferred between Funds       (5,315.835)       0.000    (7,442.975)    5,582.594     5,333.711
                                     -----------    ---------    ----------    ----------     ---------
Units, at the End of the Year         50,347.349    1,195.550         0.000    44,369.379     7,737.754
                                     ===========    =========    ==========    ==========     =========

                                      Alliance      Alliance      Alliance      Alliance       Alliance
                                       Quasar        Quasar      Technology    Technology    Total Return
                                      Porfolio/1/  Porfolio/2/  Portfolio/3/  Portfolio/6/   Portfolio/1/
                                     ------------  -----------  ------------  -----------    ------------
Units, at the Beginning of the Year  39,071.382      548.443    104,518.176    22,198.681    28,132.070
Units Purchased                       8,125.838      266.269     30,906.409    19,176.659     5,159.922
Units Withdrawn                      (6,199.587)     (41.594)   (25,044.350)   (7,760.355)   (3,485.879)
Units Transferred between Funds        (344.399)      (0.008)    (5,299.258)    4,195.308       (73.216)
                                     ----------      -------    -----------    ----------    ----------
Units, at the End of the Year        40,653.234      773.110    105,080.977    37,810.293    29,732.897
                                     ==========      =======    ===========    ==========    ==========

                                                  Alliance
                                     Alliance       U.S.        American     American
                                       Total     Government/     Century      Century     American
                                       Return    High Grade    VP Capital    VP Income   Century VP
                                     Portfolio   Securities   Appreciation   & Growth   International
                                        /2/     Portfolio/2/     Fund/6/      Fund/6/      Fund/5/
                                     ---------  ------------  ------------  ----------  -------------
Units, at the Beginning of the Year   517.666      68.393       5,586.682   10,379.120    1,103.405
Units Purchased                         0.000       0.000       5,121.520    7,472.150    2,927.427
Units Withdrawn                       (57.154)     (7.008)     (1,980.643)  (3,349.959)    (100.097)
Units Transferred between Funds         0.007      (0.006)        216.848      815.102   (3,930.735)
                                      -------      ------      ----------   ----------   ----------
Units, at the End of the Year         460.519      61.379       8,944.407   15,316.413        0.000
                                      =======      ======      ==========   ==========   ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-51

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                      Sub-accounts
                                     --------------------------------------------------------------------------
                                         American         Anchor         Anchor         Anchor
                                         Century         Capital         Capital     Government &    Anchor
                                     VP International  Appreciation   Appreciation   Quality Bond    Growth
                                          Fund/5/       Portfolio/4/   Portfolio/6/  Portfolio/4/  Portfolio/4/
                                     ----------------  -------------  -------------  ------------  ------------
Units, at the Beginning of the Year          0.000      169,943.102     39,905.964    43,732.029   119,311.561
Units Purchased                          1,522.137       76,165.892     28,317.252    11,629.199    38,534.571
Units Withdrawn                           (183.729)     (86,118.507)   (12,193.623)   (9,610.245)  (29,265.452)
Units Transferred between Funds          3,076.073       23,509.769     15,756.035    22,041.312   (15,853.726)
                                         ---------      -----------    -----------    ----------   -----------
Units, at the End of the Year            4,414.481      183,500.256     71,785.628    67,792.295   112,726.954
                                         =========      ===========    ===========    ==========   ===========

                                                      Anchor        Anchor                            Dreyfus
                                       Anchor         Natural       Natural          Dreyfus       Small Company
                                       Growth        Resources    Resources      Small Company        Stock
                                     Portfolio/6/  Portfolio/4/  Portfolio/6/  Stock Portfolio/1/  Portfolio/6/
                                     ------------  ------------  ------------  ------------------  -------------
Units, at the Beginning of the Year   13,710.227     7,281.396    10,699.928       46,592.300       27,638.667
Units Purchased                       15,054.567     3,601.581     3,388.698        7,938.980       16,090.024
Units Withdrawn                       (5,744.180)   (2,789.212)   (2,354.656)     (13,380.775)      (6,295.702)
Units Transferred between Funds       12,032.968       805.857     2,474.527          751.753        5,713.121
                                      ----------    ----------    ----------      -----------       ----------
Units, at the End of the Year         35,053.582     8,899.622    14,208.497       41,902.258       43,146.110
                                      ==========    ==========    ==========      ===========       ==========

                                        Dreyfus       Dreyfus      Fidelity        Fidelity      Fidelity
                                      Stock Index   Stock Index  Asset Manager  Asset Manager   Contrafund
                                     Portfolio/1/  Portfolio/6/   Portfolio/6/   Portfolio/1/  Portfolio/1/
                                     ------------  ------------  -------------  ------------   ------------
Units, at the Beginning of the Year  217,501.703    73,194.095     7,794.802     70,391.914     77,123.537
Units Purchased                       46,135.303   131,279.002     7,939.317     17,554.827     12,621.984
Units Withdrawn                      (46,494.092)  (38,171.868)   (2,611.636)   (12,958.253)   (19,621.817)
Units Transferred between Funds       (6,351.100)   70,818.360     6,325.085      6,101.294     (2,509.058)
                                     -----------   -----------    ----------    -----------    -----------
Units, at the End of the Year        210,791.814   237,119.589    19,447.568     81,089.782     67,614.646
                                     ===========   ===========    ==========    ===========    ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-52

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                 Sub-accounts
                                     --------------------------------------------------------------------
                                       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                                      Contrafund    Contrafund    Contrafund      Growth        Growth
                                     Portfolio/6/  Portfolio/5/  Portfolio/5/  Portfolio/1/  Portfolio/6/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   21,026.161     2,299.748         0.000    224,024.137   22,797.689
Units Purchased                       14,558.487     5,721.095     3,387.096     44,453.920   22,022.172
Units Withdrawn                       (6,250.659)     (203.310)     (418.729)   (52,036.602)  (7,998.971)
Units Transferred between Funds       16,329.651    (7,817.533)    7,410.018     (6,856.405)   7,871.803
                                      ----------    ----------    ----------    -----------   ----------
Units, at the End of the Year         45,663.640         0.000    10,378.385    209,585.050   44,692.693
                                      ==========    ==========    ==========    ===========   ==========

                                                                                               Fidelity
                                       Fidelity      Fidelity      Fidelity      Fidelity     Investment
                                     High Income   High Income    Index 500     Index 500     Grade Bond
                                     Portfolio/6/  Portfolio/1/  Portfolio/5/  Portfolio/5/  Portfolio/1/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year    7,931.976    27,433.633       863.413         0.000    33,563.521
Units Purchased                        4,115.946     6,232.566     2,242.559     1,269.260     6,939.107
Units Withdrawn                       (1,855.696)   (7,123.835)      (77.173)     (152.879)  (11,536.471)
Units Transferred between Funds        4,479.987       (93.485)   (3,028.799)    2,517.177    17,330.963
                                      ----------    ----------    ----------     ---------   -----------
Units, at the End of the Year         14,672.213    26,448.879         0.000     3,633.558    46,297.120
                                      ==========    ==========    ==========     =========   ===========

                                                                                                 Franklin
                                       Fidelity                                                 Templeton
                                      Investment     Fidelity      Fidelity      Fidelity      Global Asset
                                      Grade Bond   Money Market  Money Market   Overseas     Allocation Fund-
                                     Portfolio/6/  Portfolio/1/  Portfolio/6/  Portfolio/1/     class 1/6/
                                     ------------  ------------  ------------  ------------  ----------------
Units, at the Beginning of the Year    9,271.715    97,804.889    284,638.483   35,643.464       6,002.000
Units Purchased                        7,764.695    22,593.184    155,857.943    8,104.905       5,881.110
Units Withdrawn                       (2,827.362)  (21,009.993)   (69,602.177)  (5,802.023)     (1,403.531)
Units Transferred between Funds        9,034.513     3,263.795   (197,188.556)  (2,187.102)      2,405.413
                                      ----------   -----------   ------------   ----------      ----------
Units, at the End of the Year         23,243.561   102,651.875    173,705.693   35,759.244      12,884.992
                                      ==========   ===========   ============   ==========      ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-53

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                         Sub-accounts
                                     ----------------------------------------------------------------------------------
                                                         JPMorgan                          UIF Core
                                       JPMorgan      U.S. Disciplined   UIF Core Plus     Plus Fixed        UIF Mid
                                         Bond             Equity        Fixed Income        Income         Cap Value
                                     Portfolio /6/    Portfolio /6/     Portfolio /5/    Portfolio /5/   Portfolio /5/
                                     -------------   ----------------   --------------   -------------   -------------
Units, at the Beginning of the Year    5,511.680         4,467.223         1,362.295           0.000        2,929.002
Units Purchased                        5,847.240         2,182.947         3,506.158       2,100.553        7,389.429
Units Withdrawn                       (2,459.412)       (1,109.242)         (121.609)       (269.624)        (259.322)
Units Transferred between Funds        2,213.447           828.772        (4,746.844)      5,171.048      (10,059.109)
                                      ----------        ----------        ----------       ---------      -----------
Units, at the End of the Year         11,112.955         6,369.700             0.000       7,001.977            0.000
                                      ==========        ==========        ==========       =========      ===========

                                                                                       Neuberger
                                                                                         Berman        Neuberger
                                        UIF Mid        UIF Money          UIF         AMT Limited     Berman AMT
                                       Cap Value        Market        Money Market   Maturity Bond     Partners
                                     Portfolio /5/   Portfolio /5/   Portfolio /5/   Portfolio /6/   Portfolio /6/
                                     -------------   -------------   -------------   -------------   -------------
Units, at the Beginning of the Year        0.000         280.493           0.000       2,145.962        8,130.021
Units Purchased                        3,865.261         730.341       7,113.358         909.990       43,586.310
Units Withdrawn                         (456.641)        (25.163)       (822.683)       (871.261)     (10,102.010)
Units Transferred between Funds        7,118.447        (985.671)      1,012.016       1,902.878        3,710.019
                                      ----------        --------       ---------       ---------      -----------
Units, at the End of the Year         10,527.067           0.000       7,302.691       4,087.569       45,324.340
                                      ==========        ========       =========       =========      ===========

                                                            Oppenheimer     SunAmerica      SunAmerica       SunAmeica
                                         Oppenheimer      Main St Growth    Aggressive      Aggressive        Alliance
                                      Global Securities   & Income Fund       Growth          Growth          Growth
                                         Fund VA /6/          VA /6/       Portfolio /4/   Portfolio /6/   Portfolio /6/
                                      -----------------   --------------   -------------   -------------   -------------
Units, at the Beginning of the Year       16,994.231        35,338.320      124,945.188     24,690.544      31,497.976
Units Purchased                           13,302.772        19,687.580       76,433.589     17,334.482      24,615.188
Units Withdrawn                           (4,395.599)       (7,769.367)     (52,003.756)    (7,307.031)     (9,735.012)
Units Transferred between Funds            9,521.763         7,499.220       (4,960.923)     1,978.465       6,671.648
                                          ----------        ----------       ----------     ----------      ----------
Units, at the End of the Year             35,423.167        54,755.753      144,414.098     36,696.460      53,049.800
                                          ==========        ==========      ===========     ==========      ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-54

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                          Sub-accounts
                                      -----------------------------------------------------------------------------------
                                                                            SunAmerica      SunAmerica
                                         SunAmerica        SunAmerica        Blue Chip         Cash          SunAmerica
                                      Alliance Growth   Asset Allocation      Growth         Management    Corporate Bond
                                       Portfolio /4/      Portfolio /4/    Portfolio /4/   Portfolio /4/    Portfolio /4/
                                      ---------------   ----------------   -------------   -------------   --------------
Units, at the Beginning of the Year      373,562.358       20,997.656        3,388.081      518,518.964      11,690.920
Units Purchased                          153,486.476        9,991.267        4,951.950      141,443.127       7,219.625
Units Withdrawn                         (136,346.802)      (5,423.857)      (1,982.757)     (93,653.398)     (4,743.374)
Units Transferred between Funds          (10,316.596)         922.704        4,498.075     (145,782.589)      9,840.473
                                        ------------       ----------       ----------      -----------      ----------
Units, at the End of the Year            380,385.436       26,487.770       10,855.349      420,526.104      24,007.644
                                        ============       ==========       ==========      ===========      ==========

                                        SunAmerica      SunAmerica      SunAmerica
                                      Davis Venture   "Dogs" of Wall     Emerging       SunAmerica        SunAmerica
                                          Value           Street          Markets      Federated Value    Global Bond
                                      Portfolio /4/    Portfolio /4/   Portfolio /4/    Portfolio /4/    Portfolio /4/
                                      -------------   --------------   -------------   ---------------   -------------
Units, at the Beginning of the Year    121,623.410      13,726.066       60,606.965       36,678.629       7,345.493
Units Purchased                         41,706.779       6,158.585       18,801.800       18,511.882       1,923.404
Units Withdrawn                        (31,672.543)     (4,838.135)     (18,882.894)     (12,499.909)     (1,654.226)
Units Transferred between Funds         18,535.153       3,897.792        2,845.972       (1,130.801)        881.847
                                       -----------      ----------      -----------      -----------      ----------
Units, at the End of the Year          150,192.799      18,944.308       63,371.843       41,559.801       8,496.518
                                       ===========      ==========      ===========      ===========      ==========

                                                                         SunAmerica
                                        SunAmerica      SunAmerica      Goldman Sachs    SunAmerica       SunAmerica
                                       Global Bond    Global Equities      Research      Growth-Income   Growth-Income
                                      Portfolio /6/    Portfolio /4/    Portfolio /4/   Portfolio /4/    Portfolio /6/
                                      -------------   ---------------   -------------   --------------   -------------
Units, at the Beginning of the Year     9,906.560       53,108.469        1,311.804       172,124.493      48,554.319
Units Purchased                        36,852.238       23,027.594        2,034.708        52,915.247      31,930.829
Units Withdrawn                        (9,237.436)     (15,441.464)        (555.106)      (49,903.522)    (12,585.601)
Units Transferred between Funds         4,083.760        4,117.087          471.020        (2,890.547)     11,057.664
                                       ----------      -----------        ---------       -----------     -----------
Units, at the End of the Year          41,605.122       64,811.686        3,262.426       172,245.671      78,957.211
                                       ==========      ===========        =========       ===========     ===========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-55

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                  Sub-accounts
                                     -----------------------------------------------------------------------
                                                                    SunAmerica    SunAmerica
                                      SunAmerica     SunAmerica   International  International   SunAmerica
                                        Growth       High Yield    Diversified     Growth &        Marsico
                                     Opportunities     Bond         Equities        Income         Growth
                                     Portfolio/4/   Portfolio/4/  Portfolio/4/   Portfolio/4/   Portfolio/6/
                                     -------------  ------------  -------------  -------------  ------------
Units, at the Beginning of the Year    3,567.193     9,997.853      44,303.952     64,901.601    28,702.839
Units Purchased                        6,127.818     4,773.470      22,335.093     21,458.461    18,303.767
Units Withdrawn                       (2,543.098)   (3,992.265)    (15,570.832)   (18,742.119)   (9,361.129)
Units Transferred between Funds        3,513.916     4,437.451      12,156.160      2,571.472     8,824.278
                                      ----------    ----------     -----------    -----------    ----------
Units, at the End of the Year         10,665.829    15,216.509      63,224.373     70,189.415    46,469.755
                                      ==========    ==========     ===========    ===========    ==========

                                      SunAmerica    SunAmerica    SunAmerica    SunAmerica
                                          MFS          MFS           MFS           MFS        SunAmerica
                                       Growth &      Mid-Cap       Mid-Cap        Total         Putnam
                                        Income        Growth        Growth        Return        Growth
                                     Portfolio/4/  Portfolio/4/  Portfolio/6/  Portfolio/4/  Portfolio/4/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   60,736.171    99,472.556    63,724.968    60,314.330   122,707.349
Units Purchased                       16,735.555    69,890.472    56,343.270    18,812.854    53,699.444
Units Withdrawn                      (13,227.283)  (43,715.955)  (18,955.307)  (14,399.907)  (33,275.050)
Units Transferred between Funds        5,527.939     1,477.819     4,110.592     4,478.293     1,087.078
                                     -----------   -----------   -----------   -----------   -----------
Units, at the End of the Year         69,772.382   127,124.892   105,223.523    69,205.570   144,218.821
                                     ===========   ===========   ===========   ===========   ===========

                                      SunAmerica    SunAmerica    SunAmerica                  SunAmerica
                                         Real       SunAmerica    SunAmerica    SunAmerica     Telecom
                                        Estate       Balanced      Balanced     Technology     Utility
                                     Portfolio/4/  Portfolio/4/  Portfolio/6/  Portfolio/4/  Portfolio/4/
                                     ------------  ------------  ------------  ------------  ------------
Units, at the Beginning of the Year   11,096.622    82,278.432    21,329.625     7,470.915    11,329.001
Units Purchased                       10,177.776    33,076.633    13,081.455    12,550.025     5,173.917
Units Withdrawn                       (3,524.930)  (24,400.214)   (6,250.824)   (5,222.526)   (3,400.026)
Units Transferred between Funds        6,504.545     5,230.947    13,742.996     4,633.782      (336.052)
                                      ----------   -----------    ----------    ----------    ----------
Units, at the End of the Year         24,254.013    96,185.798    41,903.252    19,432.196    12,766.840
                                      ==========   ===========    ==========    ==========    ==========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-56

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                 Sub-accounts
                                     -----------------------------------
                                                     Van Eck    Van Eck
                                      SunAmerica    Worldwide  Worldwide
                                       Worldwide    Emerging      Hard
                                      High Income    Markets     Assets
                                     Portfolio/4/    Fund/1/    Fund/1/
                                     ------------  ----------  ---------
Units, at the Beginning of the Year    3,939.339   18,858.992  5,954.436
Units Purchased                          958.269    5,510.413    760.014
Units Withdrawn                         (598.773)  (4,542.751)  (585.887)
Units Transferred between Funds          139.988    1,285.882    186.644
                                       ---------   ----------  ---------
Units, at the End of the Year          4,438.823   21,112.536  6,315.207
                                       =========   ==========  =========

Footnote /1/ are funds under the Vision product.
Footnote /2/ are funds under the Gallery Life product.
Footnote /3/ are funds under the Vision/Gallery Life products combined. Footnote /4/ are funds under the Polaris product.
Footnote /5/ are funds under the Executive Advantage product.
Footnote /6/ are funds under the Gemstone Life product.

                                    VA II-57

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                      Sub-accounts                                    Units      Value  Net Assets    Ratio      Ratio   Return (a)
-----------------------------------------------------------  ----  -----------  ------  ----------  ----------  -------  ----------
/1/ AIM Capital Appreciation Fund
                                                             2002   42,363.331  $ 8.21  $  347,598     0.00%     0.90%    -25.03%
                                                             2001   45,507.870   10.95     498,096     7.37%     0.90%    -23.97%
/6/ AIM Capital Appreciation Fund
                                                             2002   18,965.870    5.59     105,993     0.00%     0.75%    -24.92%
                                                             2001   11,569.584    7.44      86,121     7.51%     0.75%    -25.56%
/1/ AIM International Growth Fund
                                                             2002   55,998.118    8.21     459,940     0.51%     0.90%    -16.43%
                                                             2001   73,078.549    9.83     718,240     2.63%     0.90%    -24.22%
/6/ AIM International Growth Fund
                                                             2002   18,474.171    6.51     120,286     0.69%     0.75%    -16.30%
                                                             2001   13,815.430    7.78     107,477     3.13%     0.75%    -22.21%
/6/ AllianceBernstein Real Estate Investment Portfolio
                                                             2002   21,435.839   11.14     238,728     2.61%     0.75%      1.83%
                                                             2001   13,369.257   10.94     146,209     0.55%     0.75%      9.36%
/2/ AllianceBernstein Real Estate Investment Portfolio
                                                             2002      248.163   10.74       2,664     2.60%     0.90%      1.68%
                                                             2001      283.690   10.56       2,996     3.58%     0.90%      9.80%
/2/ AllianceBernstein Utility Income Portfolio
                                                             2002       49.696   11.21         557     1.73%     0.90%    -22.82%
                                                             2001       55.371   14.52         804     4.45%     0.90%    -23.20%
/6/ AllianceBernstein Utility Income Portfolio
                                                             2002   20,860.979    6.14     128,000     1.95%     0.75%    -22.70%
                                                             2001   15,300.795    7.94     121,457     0.69%     0.75%    -20.62%
/1/ Alliance Global Bond Porfolio
                                                             2002    3,055.390   11.92      36,408     0.87%     0.90%     15.87%
                                                             2001    1,961.398   10.28      20,171     0.00%     0.90%     -1.17%
/2/ Alliance Global Dollar Government Portfolio
                                                             2002       18.301   13.47         247     7.39%     0.90%     15.10%
                                                             2001       19.514   11.71         229    10.10%     0.90%      8.38%
/3/ Alliance Growth Portfolio
                                                             2002  167,574.663   13.20   2,211,486     0.00%     0.90%    -28.72%
                                                             2001  169,713.363   18.51   3,142,197    14.33%     0.90%    -24.16%
/3/ Alliance Growth & Income Portfolio
                                                             2002  120,637.371   19.66   2,371,167     0.63%     0.90%    -22.75%
                                                             2001  119,052.340   25.44   3,029,173     5.18%     0.90%     -0.55%
/5/ Alliance Growth & Income Portfolio
                                                             2002   16,792.359   10.00     167,974     0.77%     0.65%      3.80%
                                                             2001    4,331.250    9.64      41,738     0.00%     0.50%     -3.63%
/2/ Alliance Money Market Portfolio
                                                             2002   35,713.627   11.82     421,991     1.16%     0.90%      0.20%
                                                             2001   54,096.457   11.79     637,942     1.47%     0.90%      2.64%
/1/ Alliance Premier Growth Portfolio
                                                             2002   50,347.349    9.21     463,621     0.00%     0.90%    -31.27%
                                                             2001   53,077.917   13.40     711,106     5.38%     0.90%    -17.95%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-58

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                      Sub-accounts                                    Units      Value  Net Assets    Ratio      Ratio   Return (a)
-----------------------------------------------------------  ----  -----------  ------  ----------  ----------  -------  ----------
/2/ Alliance Premier Growth Portfolio
                                                             2002    1,195.550  $ 9.45  $   11,295     0.00%     0.90%    -31.27%
                                                             2001    1,087.950   13.74      14,954     5.67%     0.90%    -17.95%
/5/ Alliance Premier Growth Portfolio
                                                             2002    7,737.754    9.72      75,186     0.00%     0.65%     -0.73%
                                                             2001    2,045.479    9.79      20,022     3.98%     0.50%     -2.11%
/6/ Alliance Premier Growth Portfolio
                                                             2002   44,369.379    5.39     239,346     0.00%     0.75%    -31.16%
                                                             2001   29,274.277    7.84     229,408     0.76%     0.75%    -21.63%
/1/ Alliance Quasar Porfolio
                                                             2002   40,653.234    7.16     290,938     0.00%     0.90%    -32.38%
                                                             2001   39,071.382   10.58     413,520     3.26%     0.90%    -13.54%
/2/ Alliance Quasar Portfolio
                                                             2002      773.110    5.78       4,465     0.00%     0.90%    -32.38%
                                                             2001      548.443    8.54       4,685     3.14%     0.90%    -13.54%
/3/ Alliance Technology Portfolio
                                                             2002  105,080.977   10.17   1,069,111     0.00%     0.90%    -42.23%
                                                             2001  104,518.176   17.61   1,840,698     7.60%     0.90%    -25.91%
/6/ Alliance Technology Portfolio
                                                             2002   37,810.293    4.10     155,134     0.00%     0.75%    -42.14%
                                                             2001   22,198.681    7.09     157,422     1.32%     0.75%    -29.09%
/1/ Alliance Total Return Portfolio
                                                             2002   29,732.897    9.37     278,610     2.68%     0.90%    -11.39%
                                                             2001   28,132.070   10.57     297,477     8.53%     0.90%      1.35%
/2/ Alliance Total Return Portfolio
                                                             2002      460.519   12.88       5,929     2.60%     0.90%    -11.39%
                                                             2001      517.666   14.53       7,522     6.88%     0.90%      1.35%
/2/ Alliance US Government/ High Grade Securities Portfolio
                                                             2002       61.379   13.52         830     3.03%     0.90%      6.82%
                                                             2001       68.393   12.65         865     4.80%     0.90%      6.91%
/6/ American Century VP Capital Appreciation Fund
                                                             2002    8,944.407    5.70      51,015     0.00%     0.75%    -21.79%
                                                             2001    5,586.682    7.29      40,741     0.00%     0.75%    -27.07%
/6/ American Century VP Income & Growth Fund
                                                             2002   15,316.413    7.12     109,006     1.04%     0.75%    -19.97%
                                                             2001   10,379.120    8.89      92,305     0.00%     0.75%    -11.07%
/5/ American Century VP International Fund
                                                             2002    4,414.481    9.55      42,164     0.36%     0.65%      3.64%
                                                             2001    1,103.405    9.22      10,169     0.00%     0.50%     -7.84%
/4/ Anchor Capital Appreciation Portfolio
                                                             2002  183,500.256    8.59   1,577,118     0.00%     0.75%    -23.23%
                                                             2001  169,943.102   11.20   1,902,609    23.42%     0.75%    -15.29%
/6/ Anchor Capital Appreciation Portfolio
                                                             2002   71,785.628    6.35     455,907     0.00%     0.75%    -23.23%
                                                             2001   39,905.964    8.27     330,137     8.96%     0.75%    -17.27%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-59

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                   Investment
                                                                              Unit                   Income    Expense    Total
                     Sub-accounts                                  Units     Value    Net Assets     Ratio      Ratio    Return (a)
--------------------------------------------------------  ----  -----------  ------  -----------   ----------  -------   ----------
/4/ Anchor Government & Quality Bond Portfolio
                                                          2002   67,792.295  $12.83  $  869,506        3.44%    0.75%       8.50%
                                                          2001   43,732.029   11.82     516,971        2.76%    0.75%       6.12%
/4/ Anchor Growth Portfolio
                                                          2002  112,726.954    7.66     863,689        0.50%    0.75%     -22.75%
                                                          2001  119,311.561    9.92   1,183,307       14.63%    0.75%     -13.74%
/6/ Anchor Growth Portfolio
                                                          2002   35,053.582    6.57     230,132        0.00%    0.75%     -22.75%
                                                          2001   13,710.227    8.50     116,513        2.60%    0.75%     -15.02%
/4/ Anchor Natural Resources Portfolio
                                                          2002    8,899.622   13.80     122,810        4.16%    0.75%       7.54%
                                                          2001    7,281.396   12.83      93,430        8.03%    0.75%      -1.80%
/6/ Anchor Natural Resources Portfolio
                                                          2002   14,208.497   10.93     155,313        0.00%    0.75%       7.54%
                                                          2001   10,699.928   10.16     108,756        4.02%    0.75%       1.64%
/1/ Dreyfus Small Company Stock Portfolio
                                                          2002   41,902.258    8.84     370,446        0.24%    0.90%     -20.43%
                                                          2001   46,592.300   11.11     517,676        0.07%    0.90%      -2.42%
/6/ Dreyfus Small Company Stock Portfolio
                                                          2002   43,146.110    7.90     340,758        0.26%    0.75%     -20.31%
                                                          2001   27,638.667    9.91     273,921        0.00%    0.75%      -0.89%
/1/ Dreyfus Stock Index Portfolio
                                                          2002  210,791.814   15.91   3,352,978        1.32%    0.90%     -23.06%
                                                          2001  217,501.703   20.67   4,496,569        1.58%    0.90%     -12.97%
/6/ Dreyfus Stock Index Portfolio
                                                          2002  237,119.589    6.58   1,560,582        1.91%    0.75%     -22.94%
                                                          2001   73,194.095    8.54     625,150        1.00%    0.75%     -14.59%
/6/ Fidelity Asset Manager Portfolio
                                                          2002   19,447.568    8.57     166,675        4.72%    0.75%      -9.41%
                                                          2001    7,794.802    9.46      73,745        0.00%    0.75%      -5.39%
/1/ Fidelity Asset Manager Portfolio
                                                          2002   81,089.782   15.33   1,243,323        3.47%    0.90%      -9.55%
                                                          2001   70,391.914   16.95   1,193,200        5.62%    0.90%      -4.95%
/1/ Fidelity Contrafund Portfolio
                                                          2002   67,614.646   11.53     779,917        0.69%    0.90%     -10.16%
                                                          2001   77,123.537   12.84     990,223        3.44%    0.90%     -13.04%
/6/ Fidelity Contrafund Portfolio
                                                          2002   45,663.640    7.94     362,761        1.03%    0.75%     -10.03%
                                                          2001   21,026.161    8.83     185,651        0.00%    0.75%     -11.70%
/5/ Fidelity Contrafund Portfolio
                                                          2002   10,378.385    9.97     103,446        0.34%    0.65%      -3.25%
                                                          2001    2,299.748   10.30      23,694        0.00%    0.50%       3.03%
/1/ Fidelity Growth Portfolio
                                                          2002  209,585.050   14.28   2,992,695        0.24%    0.90%     -30.73%
                                                          2001  224,024.137   20.61   4,618,140        7.18%    0.90%     -18.39%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-60

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                  Investment
                                                                              Unit                  Income    Expense    Total
                      Sub-accounts                                 Units      Value   Net Assets    Ratio      Ratio   Return (a)
--------------------------------------------------------  ----  -----------  ------  -----------  ----------  -------  ----------
/6/ Fidelity Growth Portfolio
                                                          2002   44,692.693  $ 5.62  $  251,353      0.35%     0.75%    -30.63%
                                                          2001   22,797.689    8.11     184,823      0.00%     0.75%    -18.93%
/6/ Fidelity High Income Portfolio
                                                          2002   14,672.213    8.90     130,546     12.54%     0.75%      2.67%
                                                          2001    7,931.976    8.67      68,739      0.00%     0.75%    -13.34%
/1/ Fidelity High Income Portfolio
                                                          2002   26,448.879    9.34     246,994      9.51%     0.90%      2.52%
                                                          2001   27,433.633    9.11     249,901     13.68%     0.90%    -12.53%
/5/ Fidelity Index 500 Portfoio
                                                          2002    3,633.558    9.99      36,300      0.52%     0.65%     -4.29%
                                                          2001      863.413   10.44       9,012      0.00%     0.50%      4.38%
/1/ Fidelity Investment Grade Bond Portfolio
                                                          2002   46,297.120   15.67     725,516      3.13%     0.90%      9.35%
                                                          2001   33,563.521   14.33     480,976      5.11%     0.90%      7.49%
/6/ Fidelity Investment Grade Bond Portfolio
                                                          2002   23,243.561   11.76     273,408      3.81%     0.75%      9.52%
                                                          2001    9,271.715   10.74      99,582      0.00%     0.75%      7.40%
/1/ Fidelity Money Market Portfolio
                                                          2002  102,651.875   13.41   1,376,877      2.13%     0.90%      0.78%
                                                          2001   97,804.889   13.31   1,301,678      4.13%     0.90%      3.25%
/6/ Fidelity Money Market Portfolio
                                                          2002  173,705.693   10.43   1,811,546      1.58%     0.75%      0.93%
                                                          2001  284,638.483   10.33   2,940,983      1.28%     0.75%      3.32%
/1/ Fidelity Overseas Portfolio
                                                          2002   35,759.244    9.74     348,253      0.83%     0.90%    -20.99%
                                                          2001   35,643.464   12.33     439,371     13.67%     0.90%    -21.88%
/6/ Franklin Templeton Global Asset Allocation Fund
   - class 1                                              2002   12,884.992    8.54     109,999      1.61%     0.75%     -4.88%
                                                          2001    6,002.000    8.98      53,870      1.43%     0.75%    -10.25%
/6/ J.P. Morgan Bond Portfolio
                                                          2002   11,112.955   11.42     126,934      0.80%     0.75%      7.99%
                                                          2001    5,511.680   10.58      58,297      4.71%     0.75%      5.77%
/6/ J.P. Morgan U.S. Disciplined Equity Portfolio
                                                          2002    6,369.700    6.37      40,604      0.04%     0.75%    -25.19%
                                                          2001    4,467.223    8.52      38,064      0.41%     0.75%    -14.79%
/5/ UIF Fixed Income Portfolio
                                                          2002    7,001.977   10.32      72,244      6.56%     0.65%     -2.26%
                                                          2001    1,362.295   10.56      14,381      5.55%     0.50%      5.56%
/5/ UIF Mid Cap Value Portfolio
                                                          2002   10,527.067    9.87     103,895      0.00%     0.65%      3.28%
                                                          2001    2,929.002    9.56      27,988      0.00%     0.50%     -4.44%
/5/ UIF Money Market Portfolio
                                                          2002    7,302.691   10.02      73,142      0.64%     0.65%     -2.10%
                                                          2001      280.493   10.23       2,870    291.10%     0.50%      2.31%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-61

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                    Sub-accounts                                      Units      Value  Net Assets    Ratio      Ratio   Return (a)
-----------------------------------------------------------        -----------  ------  ----------  ----------  -------  ----------
/6/ Neuberger Berman AMT Limited Maturity Bond Portfolio
                                                             2002    4,087.569  $11.25  $   45,970     4.95%     0.75%       4.55%
                                                             2001    2,145.962   10.76      23,084     0.00%     0.75%       7.57%
/6/ Neuberger Berman AMT Partners Portfolio
                                                             2002   45,324.340    7.27     329,344     0.19%     0.75%     -24.71%
                                                             2001    8,130.021    9.65      78,464     0.00%     0.75%      -3.49%
/6/ Oppenheimer Global Securities Fund/ VA
                                                             2002   35,423.167    5.79     205,232     0.42%     0.75%     -22.72%
                                                             2001   16,994.231    7.50     127,402     0.00%     0.75%     -25.03%
/6/ Oppenheimer Main St Growth & Income
                                                             2002   54,755.753    7.00     383,505     0.75%     0.75%     -19.40%
                                                             2001   35,338.320    8.69     307,098     0.00%     0.75%     -13.10%
/4/ SunAmerica Aggressive Growth Portfolio
                                                             2002  144,414.098    6.82     984,262     0.32%     0.75%     -25.25%
                                                             2001  124,945.188    9.12   1,139,165    26.60%     0.75%     -32.22%
/6/ SunAmerica Aggressive Growth Portfolio
                                                             2002   36,696.460    5.21     191,018     0.36%     0.75%     -25.25%
                                                             2001   24,690.544    6.96     171,928    14.32%     0.75%     -30.37%
/6/ SunAmerica Alliance Growth Portfolio
                                                             2002   53,049.800    5.59     296,754     0.35%     0.75%     -31.80%
                                                             2001   31,497.976    8.20     258,337     5.50%     0.75%     -17.98%
/4/ SunAmerica Alliance Growth Portfolio
                                                             2002  380,385.436    5.66   2,152,727     0.27%     0.75%     -31.80%
                                                             2001  373,562.358    8.30   3,099,689     9.88%     0.75%     -14.65%
/4/ SunAmerica Asset Allocation Portfolio
                                                             2002   26,487.770    9.20     243,565     3.73%     0.75%      -8.21%
                                                             2001   20,997.656   10.02     210,362     7.40%     0.75%      -3.58%
/4/ SunAmerica Blue Chip Growth Portfolio
                                                             2002   10,855.349    4.60      49,973     0.42%     0.75%     -29.82%
                                                             2001    3,388.081    6.56      22,224     0.10%     0.75%     -21.46%
/4/ SunAmerica Cash Management Portfolio
                                                             2002  420,526.104   11.13   4,682,060     3.04%     0.75%       0.63%
                                                             2001  518,518.964   11.06   5,736,906     4.36%     0.75%       2.89%
/4/ SunAmerica Corporate Bond Portfolio
                                                             2002   24,007.644   11.95     286,825     8.41%     0.75%       6.62%
                                                             2001   11,690.920   11.21     131,000     4.26%     0.75%       6.78%
/4/ SunAmerica Davis Venture Value Portfolio
                                                             2002  150,192.799   12.30   1,847,103     0.67%     0.75%     -17.38%
                                                             2001  121,623.410   14.89   1,810,387    15.65%     0.75%     -11.99%
/4/ SunAmerica "Dogs" of Wall Street Portfolio
                                                             2002   18,944.308    9.02     170,928     2.02%     0.75%      -7.25%
                                                             2001   13,726.066    9.73     133,521     2.25%     0.75%       7.10%
/4/ SunAmerica Emerging Markets Portfolio
                                                             2002   63,371.843    7.48     473,759     0.29%     0.75%      -7.79%
                                                             2001   60,606.965    8.11     491,365     1.80%     0.75%      -2.50%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-62

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                    Sub-accounts                                      Units     Value   Net Assets     Ratio     Ratio   Return (a)
-----------------------------------------------------------        -----------  ------  ----------  ----------  -------  ----------
/4/ SunAmerica Federated Value Portfolio
                                                             2002   41,559.802  $ 7.58  $  314,853     1.10%     0.75%     -20.37%
                                                             2001   36,678.629    9.51     348,955     3.14%     0.75%      -3.07%
/4/ SunAmerica Global Bond Portfolio
                                                             2002    8,496.518   11.91     101,188    10.45%     0.75%       5.13%
                                                             2001    7,345.493   11.33      83,209    11.15%     0.75%       4.27%
/6/ SunAmerica Global Bond Portfolio
                                                             2002   41,605.122   10.90     453,655     0.00%     0.75%       5.13%
                                                             2001    9,906.560   10.37     102,745     8.16%     0.75%       3.71%
/4/ SunAmerica Global Equities Portfolio
                                                             2002   64,811.686    6.00     388,640     0.00%     0.75%     -27.36%
                                                             2001   53,108.469    8.26     438,432    16.64%     0.75%     -18.73%
/4/ SunAmerica Goldman Sachs Research Portfolio
                                                             2002    3,262.426    4.84      15,792     0.00%     0.75%     -28.58%
                                                             2001    1,311.804    6.78       8,891     0.00%     0.75%     -25.77%
/4/ SunAmerica Growth-Income Portfolio
                                                             2002  172,245.671    6.94   1,196,151     0.88%     0.75%     -21.74%
                                                             2001  172,124.493    8.87   1,527,300     6.16%     0.75%     -16.54%
/6/ SunAmerica Growth-Income Portfolio
                                                             2002   78,957.211    6.44     508,595     1.12%     0.75%     -21.74%
                                                             2001   48,554.319    8.23     399,624     4.23%     0.75%     -17.70%
/4/ SunAmerica Growth Opportunities Portfolio
                                                             2002   10,665.829    3.25      34,643     0.00%     0.75%     -40.26%
                                                             2001    3,567.193    5.44      19,393     0.01%     0.75%     -33.68%
/4/ SunAmerica High-Yield Bond Portfolio
                                                             2002   15,216.509    8.08     122,913    17.32%     0.75%      -6.55%
                                                             2001    9,997.853    8.64      86,419     7.96%     0.75%      -5.02%
/4/ SunAmerica Intn'l Diversified Equities Portfolio
                                                             2002   63,224.373    5.22     329,911     0.00%     0.75%     -28.98%
                                                             2001   44,303.952    7.35     325,515     6.21%     0.75%     -24.59%
/4/ SunAmerica International Growth & Income Portfolio
                                                             2002   70,189.415    6.67     467,872     0.57%     0.75%     -21.49%
                                                             2001   64,901.601    8.49     551,034     4.30%     0.75%     -22.82%
/6/ SunAmerica Marsico Growth Portfolio
                                                             2002   46,469.755    7.56     351,326     0.01%     0.75%     -11.91%
                                                             2001   28,702.839    8.58     246,339     0.18%     0.75%     -14.18%
/4/ SunAmerica MFS Growth & Income Portfolio
                                                             2002   69,772.382    6.69     466,789     0.88%     0.75%     -21.61%
                                                             2001   60,736.171    8.53     518,334     5.83%     0.75%     -16.67%
/4/ SunAmerica MFS Mid-Cap Growth Portfolio
                                                             2002  127,124.892    6.51     827,513     0.00%     0.75%     -47.56%
                                                             2001   99,472.556   12.41   1,234,757    18.47%     0.75%     -23.20%
/6/ SunAmerica MFS Mid-Cap Growth Portfolio
                                                             2002  105,223.523    3.94     415,054     0.00%     0.75%     -47.56%
                                                             2001   63,724.968    7.52     479,330    10.53%     0.75%     -24.78%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-63

VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values outstanding for contracts' variable accounts and the investment income ratios, expense ratios, excluding expenses of the underlying divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                    Investment
                                                                                 Unit                 Income    Expense    Total
                    Sub-accounts                                      Units     Value   Net Assets     Ratio     Ratio   Return (a)
-----------------------------------------------------------        -----------  ------  ----------  ----------  -------  ----------
/4/ SunAmerica MFS Total Return Portfolio
                                                             2002   69,205.570  $10.87   $ 752,048     2.70%     0.75%      -5.55%
                                                             2001   60,314.330   11.51     693,947     6.54%     0.75%      -0.24%
/4/ SunAmerica Putnam Growth Portfolio
                                                             2002  144,218.821    5.56     801,766     0.18%     0.75%     -26.99%
                                                             2001  122,707.349    7.61     934,335     3.72%     0.75%     -24.74%
/4/ SunAmerica Real Estate Portfolio
                                                             2002   24,254.013   12.27     297,563     3.13%     0.75%       5.43%
                                                             2001   11,096.622   11.64     129,134     4.34%     0.75%       5.20%
/4/ SunAmerica SunAmerica Balanced Portfolio
                                                             2002   96,185.798    7.54     724,921     2.65%     0.75%     -15.83%
                                                             2001   82,278.432    8.95     736,689     6.52%     0.75%     -13.79%
/6/ SunAmerica SunAmerica Balanced Portfolio
                                                             2002   41,903.252    7.20     301,525     3.33%     0.75%     -15.83%
                                                             2001   21,329.651    8.55     182,338     3.86%     0.75%     -14.51%
/4/ SunAmerica Technology Portfolio
                                                             2002   19,432.196    1.72      33,516     0.00%     0.75%     -49.73%
                                                             2001    7,470.915    3.43      25,635     0.00%     0.75%     -48.02%
/4/ SunAmerica Telecom Utility Portfolio
                                                             2002   12,766.840    5.80      74,017     9.89%     0.75%     -24.31%
                                                             2001   11,329.001    7.66      86,776     4.04%     0.75%     -14.41%
/4/ SunAmerica Worldwide High Income Portfolio
                                                             2002    4,438.823   10.09      44,775    14.06%     0.75%      -1.14%
                                                             2001    3,939.339   10.20      40,195    15.10%     0.75%      -3.93%
/1/ Van Eck Worldwide Emerging Markets Fund
                                                             2002   21,112.536    6.50     137,157     0.18%     0.90%      -3.77%
                                                             2001   18,858.992    6.75     127,320     0.00%     0.90%      -2.70%
/1/ Van Eck Worldwide Hard Assets Fund
                                                             2002    6,315.207    8.80      55,560     0.84%     0.90%      -3.70%
                                                             2001    5,954.436    9.14      54,402     1.15%     0.90%     -11.25%

Footnote /1/ are funds under the Vision product.
Footnote /2/ are the Gallery Life funds.
Footnote /3/ are the Vision/Gallery Life products combined.
Footnote /4/ are the Polaris funds.
Footnote /5/ are the Executive Advantage funds, effective 8/1/02 mortality expense increased .15% for these funds.
Footnote /6/ are the Gemstone Life funds.
(a) Total Return % is calculated by taking the change in unit value from year end 2001 to 2002 divided by the year end 2001 unit value, unless the fund opened in 2002, in which case the return is not calculated.

                                    VA II-64

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)













                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------


Houston, Texas
February 13, 2003

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                             December 31,          December 31,
                                                                                2002                  2001
                                                                            -------------        ---------------
Assets

Investments and cash:
Fixed maturities:
     Bonds available for sale, at market value                              $ 9,650,602           $ 8,742,461
     (cost: 2002 - $9,348,110; 2001 - $8,709,132)
Equity securities, at market value                                               32,706                43,505
     (cost:  2002 - $30,409; 2001 - $49,184)
Mortgage loans on real estate, net of allowance
     (2002 - $14,000; 2001 - $14,000)                                           347,373               351,950
Policy loans                                                                    344,054               327,623
Other invested assets                                                           102,958               173,374
Derivative assets, at market                                                     15,009                   643
Short-term investments, at cost (approximates market value)                      44,788               178,318
Cash                                                                                  -                   661
                                                                            -----------           -----------
     Total investments and cash                                              10,537,490             9,818,535

Investment income due and accrued                                               157,796               154,715
Reinsurance assets                                                               78,925               115,041
Deferred policy acquisition costs                                               386,258               457,694
Premium and insurance balances receivable                                        25,941                89,257
Amounts due from related parties                                                 84,527                     -
Separate and variable accounts                                                2,869,349             3,422,782
Other assets                                                                      1,946                 2,831
                                                                            -----------           -----------
         Total assets                                                       $14,142,232           $14,060,855
                                                                            ===========           ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)



                                                                              December 31,        December 31,
                                                                                 2002                 2001
                                                                           ----------------     ---------------
Liabilities
Policyholders' contract deposits                                            $ 7,612,653           $ 7,049,743
Future policy benefits for life and accident
  and health insurance contracts                                              2,333,786             2,266,355
Reserve for unearned premiums                                                    26,262                30,633
Policy and contract claims                                                       68,355               181,870
Amounts due to related parties                                                        -                 2,003
Income taxes payable                                                             87,295                67,592
Separate and variable accounts                                                2,869,349             3,422,782
Derivative liabilities, at market                                                50,606                 8,265
Other liabilities                                                               128,759               233,132
                                                                            -----------           -----------
         Total liabilities                                                   13,177,065            13,262,375
                                                                            -----------           -----------
Capital funds

Series A preferred stock, $100,000 par value;
  2,500 shares authorized, issued and outstanding                               250,000               250,000
Common stock, $5 par value; 1,000,000 shares
   authorized; 976,703 shares issued and outstanding                              4,884                 4,884
Additional paid-in capital                                                      212,283               153,283
Retained earnings                                                               351,406               377,864
Accumulated other comprehensive income                                          146,594                12,449
                                                                            -----------           -----------
         Total capital funds                                                    965,167               798,480
                                                                            -----------           -----------
Total liabilities and capital funds                                         $14,142,232           $14,060,855
                                                                            ===========           ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                     Years ended December 31,
                                                            -----------------------------------------
                                                               2002            2001           2000
                                                            -------------   ------------    ---------

Revenues:

  Premiums and other considerations                          $280,098       $1,016,010    $  963,848
  Net investment income                                       725,475          630,693       495,297
  Realized capital gains (losses)                            (151,424)          25,825       (28,099)
                                                             --------       ----------    ----------
           Total revenues                                     854,149        1,672,528     1,431,046
                                                             --------       ----------    ----------
Benefits and expenses:

  Death and other benefits                                    306,543          430,120       387,856
  Increase in future policy benefits
   and policyholders' contract deposits                       415,721          805,223       733,681
  Insurance acquisition and other operating expenses          155,383          331,544       227,940
                                                             --------       ----------    ----------
           Total benefits and expenses                        877,647        1,566,887     1,349,477
                                                             --------       ----------    ----------
Income before income taxes                                    (23,498)         105,641        81,569
                                                             --------       ----------    ----------
Income taxes:
 Current                                                       20,558           11,536        (2,105)
 Deferred                                                     (30,532)          23,611        30,401
                                                             --------       ----------    ----------

      Total income tax expense (benefit)                       (9,974)          35,147        28,296
                                                             --------       ----------    ----------
Net income before cumulative effect
 of accounting changes                                        (13,524)          70,494        53,273
Cumulative effect of accounting changes, net of tax                 -          (26,276)            -
                                                             --------       ----------    ----------
Net income (loss)                                            $(13,524)      $   44,218    $   53,273
                                                             ========       ==========    ==========



                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)



                                                            Years ended December 31,
                                                       ----------------------------------
                                                         2002         2001       2000
                                                       ----------   ---------- ----------
Preferred stock
Balance at beginning of year                            $250,000     $      -   $      -
Preferred stock issued                                         -      250,000          -
                                                        --------     --------   --------
Balance at end of year                                   250,000      250,000          -
                                                        --------     --------   --------
Common stock
Balance at beginning and end of year                       4,884        4,884      4,884
                                                        --------     --------   --------
Additional paid-in capital
Balance at beginning of year                             153,283      153,283    153,283
Capital contributions from parent                         59,000            -          -
                                                        --------     --------   --------
Balance at end of year                                   212,283      153,283    153,283
                                                        --------     --------   --------
Retained earnings
Balance at beginning of year                             377,864      334,816    283,908
Net income (loss)                                        (13,524)      44,218     53,273
Cumulative effect - derivatives                                -       (1,170)         -
Dividends to stockholders                                (12,934)           -     (2,365)
                                                        --------     --------   --------
  Balance at end of year                                 351,406      377,864    334,816
                                                        --------     --------   --------
Accumulated other comprehensive income
 Balance at beginning of year                             12,449      (28,276)  (121,683)
 Change in net unrealized appreciation of
    investments - net of reclassifications               254,988       71,166    143,703
     Deferred income tax expense on above changes        (92,098)     (24,908)   (50,296)
 Change in net derivative losses arising from
    cash flow hedging activities                         (44,223)      (8,512)         -
     Deferred income tax benefit on above changes         15,478        2,979          -
                                                        --------     --------   --------
  Balance at end of year                                 146,594       12,449    (28,276)
                                                        --------     --------   --------

               Total capital funds                      $965,167     $798,480   $464,707
                                                        ========     ========   ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                       Years ended December 31,
                                                                         -------------------------------------------------
                                                                              2002              2001               2000
                                                                         ------------       ------------       -----------
Cash flows from operating activities:
 Net income (loss)                                                       $   (13,524)        $    44,218      $     53,273

 Adjustments to reconcile net income to net cash provided by operating activities:
    Non-cash revenues, expenses, gains and losses included in income:
    Change in insurance reserves                                             (66,703)          1,103,914           407,576
    Change in accounting principles                                                -              40,424                 -
    Change in premiums and insurance balances
       receivable and payable - net                                           22,664               4,065           (15,762)
    Change in reinsurance assets                                              36,116             (38,119)           22,928
    Change in deferred policy acquisition costs                               29,499            (245,283)          (51,766)
    Change in investment income due and accrued                               (3,081)            (37,372)          (24,160)
    Realized capital (gains) losses                                          151,424             (25,825)           28,099
    Change in income taxes - net                                             (56,917)             28,038            39,777
    Change in reserves for commissions, expenses and taxes                   (61,038)             35,649             8,424
    Change in other assets and liabilities - net                              15,632             (79,722)           56,986
                                                                         -----------         -----------       -----------
              Total adjustments                                               67,596             785,769           472,102
                                                                         -----------         -----------       -----------
 Net cash provided by operating activities                                    54,072             829,987           525,375
                                                                         -----------         ------------      -----------

Cash flows from investing activities:
    Cost of fixed maturities, sold                                         3,400,499           2,947,152           346,040
    Cost of fixed maturities, matured or redeemed                            667,900             243,306           401,669
    Cost of equity securities sold                                            19,093              10,563             2,251
    Cost of real estate sold                                                  11,424              10,990                 -
    Realized capital gains (losses)                                         (151,424)             25,825           (28,099)
    Purchase of fixed maturities                                          (4,678,000)         (5,875,332)       (1,915,221)
    Purchase of equity securities                                                (68)             (9,987)             (326)
    Purchase of real estate                                                        -             (11,424)                -
    Mortgage loans funded                                                    (49,439)            (50,702)         (120,167)
    Repayments of mortgage loans                                              54,016              61,066           103,111
    Change in policy loans                                                   (16,431)            274,578            41,614
    Change in short-term investments                                         133,530             (16,036)           60,395
    Change in other invested assets                                           62,727             (28,311)          (29,620)
    Other - net                                                              (58,536)             (5,092)           12,264
                                                                         -----------         -----------        ----------
  Net cash used in investing activities                                     (604,709)         (2,423,404)       (1,126,089)
                                                                         -----------         -----------        ----------
Cash flows from financing activities:
    Net deposits to policyholder contracts                                   562,910           1,339,081           607,990
    Preferred stock issued                                                         -             250,000                 -
    Dividends to stockholders                                                (12,934)                  -            (2,365)
                                                                         -----------         -----------       -----------
   Net cash provided by financing activities                                 549,976           1,589,081           605,625
                                                                         -----------         -----------       -----------
Change in cash                                                                  (661)             (4,336)            4,911
Cash at beginning of period                                                      661               4,997                86
                                                                         -----------         -----------       -----------
Cash at end of period                                                    $         -         $       661       $     4,997
                                                                         ===========         ===========       ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                          Years ended December 31,
                                                     ---------------------------------
                                                       2002         2001       2000
                                                     ---------   ---------   ---------

Comprehensive income

Net income (loss)                                    $(13,524)    $44,218    $ 53,273
                                                     --------     -------    --------
Other comprehensive income

Change in net unrealized appreciation of
     Investments - net of reclassifications           254,988      71,166     143,703
        Deferred income tax expense
            on above changes                          (92,098)    (24,908)    (50,296)
Change in net derivative losses arising from cash
     flow hedging activities                          (44,223)     (8,512)          -
         Deferred income tax benefit on
             above changes                             15,478       2,979           -
                                                     --------     -------    --------
Other comprehensive income                            134,145      40,725      93,407
                                                     --------     -------    --------
Comprehensive income                                 $120,621     $84,943    $146,680
                                                     ========     =======    ========



                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. Nature of Business

     AIG Life Insurance Company (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), it's ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York where it is only authorized as a reinsurer.

2. Summary of Significant Accounting Policies

     (a) Basis of Presentation: The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred acquisition cost amortization and deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net fair value.

          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $26.3 million, net of tax.

     (b)  Investments:

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

          Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using the equity method, which approximates fair value.

     (c) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts.

          With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

     (d) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (e) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

          Amounts received for non-traditional products are classified as deposits to policyholders' contracts instead of revenue. Revenues for these contracts are included in premiums and other considerations and consist of mortality, expense and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortized DAC.

          For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, gross premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

          Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums.

          A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the GMDB) that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related charges in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $4,383,759, $2,313,076 and $74,609 for the years ended December 31, 2002, 2001, and 2000, respectively.

     (f) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (g) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who predominantly bear the investment risk. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims, which arise out of any other business of the Company.

          The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

     (h) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     (i) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FAS
          133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FAS 138).

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

          On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

          The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

          During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2002.

     (j)  Reclassifications:

          Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform to the 2002 presentation. Such reclassifications had no effect on capital funds, net income (loss) or cash flows.

     (k)  New Accounting Standards:

          In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

          The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment form potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142, with respect to the Company's results of operations and financial condition was not deemed significant.

          In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

          In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

          The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

          The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

3. Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $3,127,000 and $3,105,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2002 and 2001, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                     Years ended December 31,
                                                           --------------------------------------------
                                                              2002              2001            2000
                                                           ----------        ----------       ---------
        Fixed maturities                                   $655,148          $548,437         $394,705
        Equity securities                                     2,722             3,580            3,638
        Mortgage loans                                       28,360            30,075           31,171
        Real estate                                               -               937            2,331
        Policy loans                                         24,836            33,722           50,242
        Cash and short-term investments                       1,702             6,779            9,677
        Other invested assets                                15,224            14,029            9,266
                                                           --------          --------         --------
                  Total investment income                   727,992           637,559          501,030
        Investment expenses                                   2,517             6,866            5,733
                                                           --------          --------         --------

                  Net investment income                    $725,475          $630,693         $495,297
                                                           ========          ========         ========

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2002, 2001 and 2000 are summarized below (in thousands):

                                                                                       Years ended December 31,
                                                                             --------------------------------------------
                                                                                2002              2001             2000
                                                                             ---------         ----------        --------
        Realized gains (losses) on investments:

        Fixed maturities                                                     $ (93,183)         $ (8,269)        $(28,173)
        Equity securities                                                       (7,304)            2,605              312
        Real estate                                                                  -             5,292             (238)
        Other invested assets                                                  (50,937)           26,197                -
                                                                             ---------          --------         --------
        Realized gains (losses)                                              $(151,424)         $ 25,825         $(28,099)
                                                                             =========          ========         ========

        Change in unrealized appreciation (depreciation) of investments:
        Fixed maturities                                                     $ 288,718          $147,596         $ 72,876
        Equity securities                                                        7,976            (7,014)           1,411
        Other invested assets                                                        -           (69,416)          69,416
        Deferred policy acquisition costs                                      (41,706)                -                -
        Derivative asset                                                       (44,223)           (8,512)               -
                                                                             ---------          --------         --------
        Change in unrealized appreciation
            (depreciation) of investments                                    $ 210,765          $ 62,654         $143,703
                                                                             =========          ========         ========


          During 2002, 2001 and 2000, gross gains of $101,318,000, $92,757,000, and $7,950,000, respectively, and gross losses of $194,501,000, $101,026,000, and $36,123,000, respectively, were realized on dispositions of fixed maturity investments. The 2002, 2001 and 2000 losses include writedowns of $78,430,000, $12,000,000 and $12,152,610, respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary.

          During 2002, 2001 and 2000, gross gains of $465,000, $2,605,000, and
          $320,000, respectively, and gross losses of $7,769,000, $0, and $8,000, respectively, were realized on disposition of equity securities.

     (d)  Market Value of Fixed Maturities and Unrealized Appreciation of
          Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2002 and 2001 are as follows (in thousands):

                                                                             Gross           Gross         Estimated
                                                         Amortized         Unrealized     Unrealized         Market
        2002                                               Cost              Gains           Losses           Value
        ----                                          --------------     -------------   -------------    -------------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities                   $   98,306        $  15,175        $     18       $  113,463
          Foreign Governments                                16,004              713               3           16,714
          States, municipalities and
              political subdivisions                         66,092           10,887               -           76,979
          Mortgage-backed securities                      1,024,518           73,394           1,121        1,096,791
          All other corporate                             8,123,655          506,975         283,955        8,346,655
                                                         ----------        ---------        --------       ----------

        Total fixed maturities                           $9,328,555        $ 607,144        $285,097       $9,650,602
                                                         ==========        =========        ========       ==========

        Equity securities                                $   30,409        $   2,348        $     51       $   32,706
                                                         ==========        =========        ========       ==========

                                                                             Gross            Gross        Estimated
                                                         Amortized        Unrealized        Unrealized       Market
        2001                                               Cost               Gains          Losses           Value
        ----                                          --------------     -------------   -------------    ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities                   $   64,114         $  9,470        $    113      $    73,471
          States, municipalities and
              political subdivisions                         68,729            7,418              18           76,129
          Mortgage-backed securities                      1,109,329           21,329          18,452        1,112,206
          All other corporate                             7,466,960          201,041         187,346        7,480,655
                                                         ----------         --------        --------      -----------

        Total fixed maturities                           $8,709,132         $239,258        $205,929      $ 8,742,461
                                                         ==========         ========        ========      ===========

        Equity securities                                $   49,184         $  1,458        $  7,137      $    43,505
                                                         ==========         ========        ========      ===========

          The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2002, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Estimated
                                                           Amortized           Market
                                                              Cost             Value
                                                         -------------     ------------

        Due in one year or less                           $   513,826       $   530,524
        Due after one year through five years               2,724,545         2,820,240
        Due after five years through ten years              2,601,401         2,688,523
        Due after ten years                                 3,488,783         3,611,315
                                                          -----------       -----------

                                                          $ 9,328,555       $ 9,650,602
                                                          ===========       ===========

     (e) Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 are as follows:

                                                                 2002             2001              2000
                                                             -----------      -----------       -----------
        Gross unrealized gains                                $ 609,492        $ 240,716         $ 142,326
        Gross unrealized losses                                (285,148)        (213,006)         (255,258)
        DAC adjustments                                         (41,706)              -                  -
        Deferred income tax benefit (expense)                  (101,750)          (9,677)           39,526
                                                              ---------        ---------         ---------
        Net unrealized gains (losses)                         $ 180,888        $  18,033         $ (73,406)
                                                              =========        =========         =========


     (f) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2002 and 2001.

          At December 31, 2002, the gross weighted average of the coupon of this portfolio was 6.45.

     (g) Fixed Maturities Below Investment Grade: At December 31, 2002 and 2001, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $878,045,000 and $585,024,000, respectively, and an aggregate market value of $729,487,000 and $524,733,000, respectively.

     (h) Non-income Producing Assets: Non-income producing assets were insignificant.

     (i) Investments Greater than 10% Equity: There were no investments in other companies where the market value exceeded 10% of the Company's total capital funds at December 31, 2002.

4.  Deferred Policy Acquisition Costs

     The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                Years ended December 31,
                                                     ---------------------------------------------
                                                        2002             2001              2000
                                                     ----------        --------          ---------
      Balance at beginning of year                     $457,694         $328,123          $277,179
      Acquisition costs deferred                         51,983          167,004            92,134
      Amortization charged to income                    (76,703)         (37,433)          (41,190)
      Effect of net unrealized gains/(losses)           (41,706)               -                 -
      DAC transfer for terminated reinsurance            (5,010)               -                 -
                                                       --------         --------          --------
      Balance at end of year                           $386,258         $457,694          $328,123
                                                       ========         ========          ========

     For the year ended December 31, 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded in prior years as the comparable amounts were not material to the deferred policy acquisition costs balances or equity.

     During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5. Future Policy Benefits and Policyholder Contract Deposits

     (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2002 and 2001 follows (in thousands):

                                                              2002                     2001
                                                         -------------            -------------
        Future policy benefits:
        Ordinary life                                   $    70,289                $    53,593
        Group life                                           10,981                     12,879
        Life contingent annuities                         1,028,891                  1,029,190
        Terminal funding                                  1,136,492                  1,109,872
        Accident and health                                  87,133                     60,821
                                                        -----------                -----------
                                                        $ 2,333,786                $ 2,266,355
                                                        ===========                ===========


                                                            2002                       2001
                                                        -----------                -----------
        Policyholder contract deposits:
        Annuities                                       $ 3,977,704                $ 3,274,668
        Universal life                                      370,328                    320,835
        Guaranteed investment contracts (GICs)            1,632,587                  1,909,285
        Corporate owned life insurance                    1,607,257                  1,532,866
        Other investment contracts                           24,777                     12,089
                                                        -----------                -----------
                                                        $ 7,612,653                $ 7,049,743
                                                        ===========                ===========

     (b) The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

          (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 7.2 percent.

     (c) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.8 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.2 percent to 7.8 percent and maturities range from 3 to 7 years.

          (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 5.76 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.9 percent to 7.25 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.


6. Income Taxes

     (a)  Income tax liabilities were as follows (in thousands):

                                                                   Years ended December 31,
                                                              -----------------------------------
                                                                  2002                     2001
                                                              -----------               ---------

         Current tax liabilities (receivables)                $  (20,833)               $   5,552
         Deferred applicable to:
             Net income                                           38,464                   64,359
             Net unrealized investment gains                      69,664                   (2,319)
                                                               ---------                ---------
        Deferred tax liabilities                                 108,128                   62,040
                                                               ---------                ---------
                  Income taxes payable                         $  87,295                $  67,592
                                                               =========                =========


     The components of deferred tax assets and liabilities were as follows (in thousands):

                                                                            Years ended December 31,
                                                                      ---------------------------------
                                                                         2002                   2001
                                                                      ----------             ----------
         Deferred tax assets:
           Basis differential of investments                          $ (12,276)             $  (7,104)
           Policy reserves                                              (82,957)               (40,311)
           Net unrealized losses on debt and equity securities
                available for sale                                          -                   (2,319)
           Other                                                         (8,489)               (15,023)
                                                                      ---------              ---------
                                                                       (103,722)               (64,757)
          Deferred tax liabilities:
            Basis differential of investments                                                        -
            Deferred policy acquisition costs                           142,062                116,517
            Net unrealized appreciation on debt and equity
                 securities available for sale                           69,665                      -
            Other                                                           123                 10,280
                                                                      ---------              ---------
                                                                        211,850                126,797
                                                                       --------                -------
         Net deferred tax liabilities                                 $ 108,128              $  62,040
                                                                      =========              =========

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2002, the Company had approximately $2,204,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $771,400.

     (c)  Components of income tax expense were as follows (in thousands):

                                                                       Years ended December 31,
                                                         ---------------------------------------------------
                                                           2002                  2001                2000
                                                         ---------             --------            ---------
          Current expense                                $  20,558             $ 11,536            $ (2,105)
          Deferred expense:
             Deferred policy acquisition cost               16,305               18,977              21,711
             Policy reserves                                27,809               19,174              12,501
             Basis differential of investments             (15,315)               1,744               2,653
             Prior year tax true-ups                       (30,443)                (740)              2,562
             Transition costs                                    -              (11,791)                  -
             Realized gains                                (26,868)               2,264              (4,335)
             Other, net                                     (2,020)              (6,017)             (4,691)
                                                         ---------              -------            --------
          Total deferred                                   (30,532)              23,611              30,401
                                                         ---------              -------            --------

          Income tax expense (benefit)                   $  (9,974)            $ 35,147            $ 28,296
                                                         =========             ========            ========


     Prior year tax true-up's for 2002 relate primarily to the tax return-to-provision true-up's on investments, realized capital gains and reserves. A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below (in thousands):

                                                                       Years ended December 31,
                                                        ----------------------------------------------------
                                                           2002                 2001                  2000
                                                        ---------             --------              --------
        Income tax at statutory percentage
          of GAAP pretax income                         $ (8,224)             $37,514               $28,589
        State income tax                                       -                  201                    96
        Dividends received deduction                        (630)                   -                     -
        Prior year tax true-up                            (1,125)                   -                     -
        Other                                                  5               (2,568)                 (389)
                                                        --------              -------               -------
        Income tax expense (benefit)                    $ (9,974)             $35,147               $28,296
                                                        ========              =======               =======


     (d) Income taxes paid amounted to approximately $46,966,000, $(8,708,000), and $(11,621,000) in 2002, 2001, and 2000, respectively.

     (e) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1989 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

     The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7. Commitments and Contingencies

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition. However, the recent trend of increasing jury awards and settlements makes it somewhat more difficult to assess the ultimate outcome of such litigation.

     The Company has entered into various partnership agreements that require the Company to make capital contributions totaling $123,045,000. As of December 31, 2002, the Company had made capital contributions totaling $79,726,000 relating to these agreements.

8. Derivative Financial Instruments

     (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

          Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

     (b) Interest Rate and Currency Swap Agreements: Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

          Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

          The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

          The fair values of swap agreements are recognized in the balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in capital funds, consistent with the treatment of the related investment security.

          For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

          Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

          Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                              2002
                                                                                            --------
           Interest rate swap agreements to receive float rate:
             Notional amount                                                                $ 554.5
             Average receive rate                                                             1.45%
             Average pay rate                                                                 3.56%

          Currency swap agreements (receive U.S. dollars/pay Koruna):
             Notional amount (in U.S. dollars)                                               $ 52.4
             Average exchange rate                                                            27.94

          Currency swap agreements (receive U.S. dollars/pay Euro dollars):
             Notional amount (in U.S. dollars)                                               $ 51.1
             Average exchange rate                                                            0.877

          Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
             Notional amount (in U.S. dollars)                                               $ 58.3
             Average exchange rate                                                            54.05


     (c) Credit and Market Risk: Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

          The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9. Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans was not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

          Other invested assets: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

          Separate and variable accounts; Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

          Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

     (b) The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                         Fair                Carrying
        2002                                             Value                Amount
        ----                                          -----------          -----------
        Cash and short-term investments               $    44,788          $    44,788
        Fixed maturities                                9,650,602            9,650,602
        Equity securities                                  32,706               32,706
        Mortgage and policy loans                         741,778              691,427

        Investment contracts                            5,856,152            5,610,291

        Other invested assets                             102,958              102,958
        Separate and variable accounts                  2,869,349            2,869,349
        Derivatives                                        15,009               15,009


                                                         Fair                 Carrying
        2001                                             Value                 Amount
        ----                                          -----------          -----------
        Cash and short-term investments               $   178,979          $   178,979
        Fixed maturities                                8,742,461            8,742,461
        Equity securities                                  43,505               43,505
        Mortgage and policy loans                         698,919              679,573

        Investment contracts                          $ 5,398,808          $ 5,183,953

        Other invested assets                         $   173,374          $   173,374
        Separate and variable accounts                  3,422,782            3,422,782
        Derivatives                                           643                  643


10.  Capital Funds

     (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 250 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2002 and 2001. The holder is Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has not additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

     (b) The maximum stockholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2002 and 2001, the Company paid dividends of $12,934,000 and $0, respectively, to its stockholders.

     (c) The Company's capital funds, as determined in accordance with statutory accounting practices, were $433,998,000 at December 31, 2002 and $448,546,000 at December 31, 2001. Statutory net loss amounted to $(80,001,000), $(139,231,000) and $(18,742,000) for 2002, 2001 and
          2000, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed or permitted by the Delaware Insurance Department.

          The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaced the Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes.

     (d) The Company received a capital contribution from the Parent in the amount of $59,000,000 during 2002. The contribution was received by the Company subsequent to December 31, 2002.

11. Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan, which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2002, 2001 and 2000 were approximately $2,000, $0, and $1,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2002 by $449,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2002, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase the Parent's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase the Parent's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123 "Accounting for Stock-Based Compensation"(FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of the Parent.

12. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2002, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                           Payment
                 ----                                           -------
                 2003                                            $2,961
                 2004                                             2,479
                 2005                                                 5
                 2006 and later years                                 -
                                                                 ------
                 Total                                           $5,445
                                                                 ======

          Rent expense approximated $4,132,000, $4,588,000, and $5,579,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

13. Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 13). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                                                 Percentage
                                                                                                                  of Amount
                                                                                                                   Assumed
       December 31, 2002                     Gross             Ceded          Assumed               Net             to Net
       -----------------                  ------------     ------------     ------------        -----------     -------------
        Life Insurance in Force           $44,235,453      $11,531,806      $     32,236        $32,735,883           0.1%
                                           ==========       ==========       ===========         ==========
        Premiums:
          Life                            $   145,331      $    30,205      $          -        $   115,126             -
          Accident and Health                 318,180          308,749            33,659             43,090          78.1%
          Annuity                             121,882                -                 -            121,882             -
                                         ------------------------------  ---------------        -----------
        Total Premiums                    $   585,393      $   338,954      $     33,659        $   280,098          12.0%
                                         ============     ============       ===========       ============


                                                                                                                 Percentage
                                                                                                                  of Amount
                                                                                                                   Assumed
       December 31, 2002                     Gross             Ceded          Assumed               Net             to Net
       -----------------                  ------------     ------------     ------------        -----------     -------------
        Life Insurance in Force           $45,364,330      $ 9,537,790      $     39,963        $35,866,503           0.1%
                                          ===========      ===========      ============        ===========
        Premiums:
          Life                            $   144,436      $    24,669      $        499        $   120,266           0.4%
          Accident and Health                 292,618          158,574           193,547            327,591          59.1%
          Annuity                             568,153                -                 -            568,153             -
                                          -----------      -----------      ------------        -----------
        Total Premiums                    $ 1,005,207      $   183,243      $    194,046        $ 1,016,010          19.1%
                                          ===========       ==========      ============        ===========

                                                                                                                 Percentage
                                                                                                                  of Amount
                                                                                                                   Assumed
       December 31, 2002                     Gross             Ceded          Assumed               Net             to Net
       -----------------                  ------------     ------------     ------------        -----------     -------------
        Life Insurance in Force           $40,120,366      $ 6,623,273       $    20,136        $33,517,229           0.1%
                                          ===========      ===========       ===========        ===========
        Premiums:
          Life                            $   523,382      $    18,220       $     1,676        $   506,838           0.3%
          Accident and Health                 241,019          124,806           201,825            318,038          63.5%
          Annuity                             138,972                -                 -            138,972              -
                                          -----------      -----------       -----------        -----------
        Total Premiums                    $   903,373      $   143,026       $   203,501        $   963,848          21.1%
                                          ===========      ===========       ===========        ===========

     (b) The maximum amount retained on any one life by the Company is $2,500,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $155,038,000 and $150,795,000 respectively, for each of the years ended December 31, 2002 and 2001.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements

14. Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2002 increased to $253,462,000 and $19,671,000, respectively due to the Company's transfer of a block of group accident and health business to National Union Fire Insurance Company of the Domestic Brokerage Group effective January 1, 2002. Premium income and commission ceded for 2001 amounted to $657,000 and $4, respectively. Premium income and commission ceded to affiliates amounted to $769,000 and $0 for the year ended December 31, 2000.

          Premium income and ceding commission expense assumed from affiliates decreased to $0 and $40,000, respectively, for 2002, compared to $186,371,000 and $33,126,000, respectively, for 2001, and $188,893,000 and $39,376,000, respectively for 2000. The decrease was due to the termination as of January 1, 2002 of the reinsurance agreement under which the Company assumed business from American Home Assurance Company.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2002, 2001 and 2000, the Company was charged $48,756,000, $44,167,000 and $46,726,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $17,155,000, $21,588,000 and $24,359,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151,500,000 as of December 31, 2001.

15. Restructuring Charges

          In connection with the Parent's merger with American General Corporation during 2001, the Company incurred $34,700,000 in restructuring costs. Included in this amount is $20,900,000 of employee severance and termination related benefits. Of the total restructuring charges, approximately $31,700,000 has been paid as of December 31, 2002. The balance is included in Other Liabilities.

                            PART C: OTHER INFORMATION

ITEM 27.  EXHIBITS

(a)  Board of Directors Resolution.
     ------------------------------

     (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

     (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b)  Custodian Agreements. Inapplicable
     ---------------------

(c)  Underwriting Contracts.
     -----------------------

     (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (Filed herewith)

(d)  Contracts.
     ----------

     (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating, Form No. 11GVULD997. (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e)  Applications.
     -------------

     (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (Filed herewith)

     (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (Filed herewith)

     (3)  Form of Subaccount Transfer Request form. (Filed herewith)

     (4)  Form of Premium Allocation form. (Filed herewith)

     (5)  Form of Loan/Surrender Request form. (Filed herewith)

     (6)  Form of Dollar Cost Averaging Request form. (Filed herewith)

     (7)  Form of Change Request form. (Filed herewith)

(f)  Depositor's Certificate of Incorporation and By-Laws.
     -----------------------------------------------------

     (1)  Bylaws of AIG Life Insurance Company as of March 2000. (4)

     (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (Filed herewith)

(g)  Reinsurance Contracts. Inapplicable
     ----------------------

(h)  Participation Agreements.
     -------------------------

     (1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (Filed herewith)

     (1)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (Filed herewith)

     (2)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

     (2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (Filed herewith)

     (3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (Filed herewith)

     (3)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (Filed herewith)

(i)  Administrative Contracts.
     -------------------------

     (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (Filed herewith)

     (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (Filed herewith)

     (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975.(Filed herewith)

     (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (Filed herewith)

     (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (Filed herewith)

(j)  Other Material Contracts. None
     -------------------------

(k)  Legal Opinion.
     --------------

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

(l)  Actuarial Opinion.
     ------------------

     (1)  Opinion and Consent of AIG Life Insurance Company's actuary. (3)

     (2) Opinion and Consent of AIG Life Insurance Company's actuary. (Filed herewith)

(m)  Calculation. None
     ------------

(n)  Other Opinions.
     ---------------

     (1) Consent of Independent Accountants, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None
     -----------------------------

(p)  Initial Capital Agreements. None
     ---------------------------

(q)  Redeemability Exemption.
     ------------------------

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (1)

----------------------------------------------------


(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 28, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.



ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AIG LIFE INSURANCE COMPANY
-------------------                     ------------------------------------
Rodney O. Martin, Jr.                   Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Nicholas A. O'Kulich                    Director and Vice Chairman of the Board of Directors
70 Pine Street
New York, NY 10270

David J. Dietz                          Director and Chairman
830 Third Avenue
New York, NY 10022

M. Bernard Aidinoff                     Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David L. Herzog                         Director, Chief Financial Officer and Chief Operating Officer
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II                     Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Gary D. Reddick                         Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan                      Director
70 Pine Street
New York, NY 10270

Thomas L. Booker                        President
2727 Allen Parkway
Houston, TX 77019


NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AIG LIFE INSURANCE COMPANY
-------------------                     ------------------------------------

Richard A. Hollar                       President and Chief Executive Officer
750 West Virginia Street
Milwaukee, WI 53204

James A. Galli                          Executive Vice President
830 Third Avenue
New York, NY 10022

Althea R. Johnson                       Executive Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Paul L. Mistretta                       Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

James W. Weakley                        Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Gregory A. Arms                         Senior Vice President
80 Pine Street
New York, NY 10005


Wayne A. Barnard                        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Paul S. Bell                            Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert M. Beuerlein                     Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                        Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019



NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AIG LIFE INSURANCE COMPANY
-------------------                     ------------------------------------

Robert M. Goldbloom                     Senior Vice President
70 Pine Street
New York, NY 10270

Robert F. Herbert, Jr.                  Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings                        Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien                     Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                        Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801


NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AIG LIFE INSURANCE COMPANY
-------------------                     ------------------------------------

Edward F. Bacon                         Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                          Vice President
2727 Allen Parkway
Houston, TX 77019

Joseph S. Cella                         Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner                       Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi                     Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Richard L. Gravette                     Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Joel H. Hammer                          Vice President
1 Chase Manhattan Place
New York, NY 10005

Thomas M. Hoffman                       Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig                          Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

S. Douglas Israel                       Vice President
2929 Allen Parkway
Houston, TX 77019


NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AIG LIFE INSURANCE COMPANY
-------------------                     ------------------------------------
Gary J. Kleinman                        Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

David S. Martin                         Vice President
3600 Route 66
Neptune, NJ 07754

Gordon S. Massie                        Vice President
2929 Allen Parkway
Houston, TX 77019

Richard A. Mercante                     Vice President
175 Water Street
New York, NY 10038

John J. Oehmke                          Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Briton L. Parker                        Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Kristen E. Sather                       Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                        Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                          Vice President and Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019


NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AIG LIFE INSURANCE COMPANY
-------------------                     ------------------------------------
Edward F. Andrzejewski                  Tax Officer
70 Pine Street
New York, NY 10270

Deanna Osmonson                         Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                       Secretary
70 Pine Street
New York, NY 10270

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

ITEM 30.  INDEMNIFICATION

The corporation shall, to the fullest extent permitted by Section 145 of the Delaware General Corporation Law, indemnify any and all of its directors and officers, who shall serve as an officer or director of the corporation at the request of the corporation, from and against any and all of the expenses, liabilities, or other matters referred to in or covered by said section and the indemnification provided for herein shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any other provision of the bylaws, the certificate of incorporation, any agreement, any vote of the stockholders or disinterested directors or otherwise, both as to action in their official capacity while holding such office and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

ITEM 31.  PRINCIPAL UNDERWRITERS

(a) Other Activity. American General Equity Services Corporation, the principal underwriter for Variable Account II, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) Management.
    -----------


NAME AND PRINCIPAL                                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                                 AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------                                ---------------------------------------------
Mark R. McGuire                                   Director, Chairman, Chief Executive Officer and President
2727 Allen Parkway
Houston, TX 77019

Thomas B. Jennings                                Director
2727 Allen Parkway
Houston, TX 77019

Brandon J. Liang                                  Director
2727 Allen Parkway
Houston, TX 77019

Larry Blews                                       Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.                            Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez                               Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                                 Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski                            Tax Officer
70 Pine Street
New York, NY 10270

Pauletta P. Cohn                                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019


NAME AND PRINCIPAL                                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                                 AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------                                ---------------------------------------------
Steven A. Glover                                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                                   Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                                  Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                                    Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.
    ---------------------------------



NAME OF PRINCIPAL              NET UNDERWRITING    COMPENSATION ON       BROKERAGE          OTHER
UNDERWRITER                    UNDERWRITING        ON EVENTS             COMMISSIONS        COMPOSITION
                               DISCOUNTS AND       OCCASIONING THE
                                                   DEDUCTION OF A
                                                   DEFERRED SALES
                                                   LOAD

American General                  0                    0                    0                    0
Equity Services
Corporation

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

ITEM 33.  MANAGEMENT SERVICES       Inapplicable

ITEM 34.  FEE REPRESENTATION

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 24th day of April, 2003.

                                       VARIABLE ACCOUNT II OF AIG LIFE
                                       INSURANCE COMPANY
                                       (Registrant)

                               BY:     AIG LIFE INSURANCE COMPANY
                                       (On behalf of the Registrant and itself)




                               BY:     /s/  ROBERT F. HERBERT, JR.
                                       ------------------------------------
                                       Robert F. Herbert, Jr.
                                       Senior Vice President, Treasurer and
                                         Controller

[SEAL]

ATTEST:  /s/  LAUREN W. JONES
         --------------------
         Lauren W. Jones
         Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                Title                         Date
---------                                -----                         -----


/s/  RODNEY O. MARTIN, JR.        Director and Chairman          April 24, 2003
----------------------------
Rodney O. Martin, Jr.


/s/  DAVID L. HERZOG              Director and Chief             April 24, 2003
----------------------------      Financial Officer
David L. Herzog



/s/  M. BERNARD AIDINOFF          Director                       April 24, 2003
----------------------------
M. Bernard Aidinoff


/s/  DAVID J. DIETZ               Director                       April 24, 2003
----------------------------
David J. Dietz


/s/  ROYCE G. IMHOFF II           Director and Chief             April 24, 2003
----------------------------      Executive Officer
Royce G. Imhoff II


/s/  NICHOLAS A. O'KULICH         Director                       April 24, 2003
----------------------------
Nicholas A. O'Kulich


/s/  GARY D. REDDICK              Director                       April 24, 2003
----------------------------
Gary D. Reddick


/s/  MARTIN J. SULLIVAN           Director                       April 24, 2003
----------------------------
Martin J. Sullivan

                                  EXHIBIT INDEX

ITEM 27.  EXHIBITS

         (c)(1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003.

         (e)(1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400.

         (e)(2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997.

         (e)(3)            Form of Subaccount Transfer Request form.

         (e)(4)            Form of Premium Allocation form.

         (e)(5)            Form of Loan/Surrender Request form.

         (e)(6)            Form of Dollar Cost Averaging Request form.

         (e)(7)            Form of Change Request form.

         (f)(4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001.

         (h)(1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company.

         (h)(1)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company.

         (h)(2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001.

         (h)(3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company.

         (h)(3)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company.

         (i)(1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company.

         (i)(2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975.

         (i)(3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975.

         (i)(4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998.

         (i)(5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company.

         (l)(2) Opinion and Consent of AIG Life Insurance Company's actuary.

         (n)(1)            Consent of Independent Accountants,
                           PricewaterhouseCoopers LLP.

                                       E-2